UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811‑23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: July 31
Date of reporting period: July 31, 2024

March 28, 2025
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Nushares ETF Trust

Investment Company Act File Number 811‑23161

Accession Number 0001193125‑24‑232904
Ladies and Gentlemen:
We are filing an amendment to Form N‑CSR for the following funds, originally filed on October 4, 2024.

1.	Nuveen Core Plus Bond Fund ETF
2.	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
3.	Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
4.	Nuveen ESG High Yield Corporate Bond ETF
5.	Nuveen ESG U.S. Aggregate Bond ETF
6.	Nuveen Global Net Zero Transition ETF
7.	Nuveen Preferred and Income ETF
8.	Nuveen Sustainable Core ETF
9.	Nuveen Ultra Short Income ETF
We have amended the original filing because the voting results of matters submitted to fund shareholders for approval at a special meeting held on November 20, 2023 were omitted from Item 9. These results have been included in the amended filing. No other amendments to the original filing have been made.
Sincerely,
Nushares ETF Trust.
/s/ Diana R. Gonzalez
Diana R. Gonzalez
Vice President and Secretary
(312) 917‑6852

Item 1.	Reports to Stockholders.

Annual Shareholder Report July 31, 2024

Nuveen Core Plus Bond ETF
NCPB/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Core Plus Bond ETF for the period of March 5, 2024 (inception) to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Plus Bond ETF	$30	0.30%

*	Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Plus Bond ETF returned 2.99% for Common Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s inception on March 5, 2024, through July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 2.6%.

•  Top contributors to relative performance

»   The Fund’s exposure to higher-yielding spread sectors, particularly an out-of-benchmark allocation to high yield corporate bonds and overweight to emerging markets debt.

»   Underweight to U.S. Treasury bonds and an overweight to mortgage-backed securities (MBS).

»   Security selection within commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and corporate bonds.

•  Top detractors from relative performance

»   Yield curve positioning, including an underweight to the two- and five-year segments of the curve, as short-term rates decreased during the reporting period.

»   Security selection within U.S. Treasury bonds.
Performance Attribution Corporate bonds and emerging markets debt Underweight to U.S. Treasury bonds and MBS CMBS and ABS Yield curve positioning Security selection within U.S. Treasury bonds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

Since Inception (3/5/24)

Nuveen Core Plus Bond ETF (NAV)	2.99%

Bloomberg U.S. Aggregate Bond Index	2.60%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$40,558,405

Total number of portfolio holdings	352

Portfolio turnover (%)	34%

Total management fees paid for the year	$39,070

What did the Fund invest in? (as of July 31, 2024)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P763_AR_0724 3824552-INV-Y-09/25

3

Annual Shareholder Report July 31, 2024

Nuveen Enhanced Yield U.S. Aggregate Bond ETF
NUAG/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Enhanced Yield U.S. Aggregate Bond ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information at
https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$21	0.21%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)’s total return at net asset value (NAV) was 6.44% for the 12 months ended July 31, 2024. The Fund’s custom index, the ICE BofA Enhanced Yield U.S. Broad Bond Index, returned 6.83%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the ICE BofA U.S. Broad Market Index, which returned 5.18%

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

»   Top contributors to the custom index’s relative performance

▪  Overweight to corporate bonds and commercial mortgage-backed securities (CMBS).

▪  Underweight to US treasury bonds, which generally underperformed spread sectors over the reporting period.

»   There were no material detractors from the custom index’s relative performance during the reporting period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 14, 2016 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/14/16)

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NAV)	6.44%	0.29%	1.14%

ICE BofA U.S. Broad Market Index	5.18%	0.17%	1.04%

ICE BofA Enhanced Yield U.S. Broad Bond Index	6.83%	0.53%	1.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$35,816,801

Total number of portfolio holdings	692

Portfolio turnover (%)	48%

Total management fees paid for the year	$66,045

What did the Fund invest in? (as of July 31, 2024)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67092P102_AR_0724 3824569-INV-Y-09/25

3

Annual Shareholder Report July 31, 2024

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
NUSA/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	$16	0.16%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)’s total return at net asset value (NAV) was 5.65% for the 12 months ended July 31, 2024. The Fund’s custom index, the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index, returned 5.85%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg 1-5 Year U.S. Aggregate Bond Index, which returned 5.91%

•  Sector allocations and performance were consistent in both the custom index and base index, and there were no material contributors or detractors between the custom index and base index over the reporting period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 31, 2017 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/31/17)
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NAV)	5.65%	1.38%	1.76%
Bloomberg 1‑5 Year U.S. Aggregate Bond Index	5.91%	1.22%	1.60%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.34%
NUSA Custom Index *	5.85%	1.53%	1.98%
* The NUSA Custom Index is defined as the linked returns between the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index (effective July 1, 2023) and the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (through market close on June 30, 2023).
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to
https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$32,433,010
Total number of portfolio holdings	294
Portfolio turnover (%)	37%
Total management fees paid for the year	$47,258

What did the Fund invest in? (as of July 31, 2024)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P110_AR_0724 3824576-INV-Y-09/25

3

Annual Shareholder Report July 31, 2024

Nuveen ESG High Yield Corporate Bond ETF
NUHY/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG High Yield Corporate Bond ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen ESG High Yield Corporate Bond ETF	$33	0.31%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG High Yield Corporate Bond ETF (NUHY)’s total return at net asset value (NAV) was 10.43% for the 12 months ended July 31, 2024. The Fund’s custom index, the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index, returned 10.91%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. High Yield Very Liquid Index, which returned 11.06%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

»   Top contributors to the custom index’s relative performance

▪  Security selection in the communications sector, led by overweights to Frontier Communications and CSC Holdings LLC.

»   Top detractors from the custom index’s relative performance

▪  An overweight to lumber production and distribution company Enviva Inc., which filed for bankruptcy during the reporting period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 25, 2019 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (9/25/19)

Nuveen ESG High Yield Corporate Bond ETF (NAV)	10.43%	2.39%

Bloomberg U.S. Aggregate Bond Index	5.10%	(0.15)%

Bloomberg U.S. High Yield Very Liquid Index	11.06%	3.60%

Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index	10.91%	2.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$89,221,581
Total number of portfolio holdings	394
Portfolio turnover (%)	43%
Total management fees paid for the year	$284,454

What did the Fund invest in? (as of July 31, 2024)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P854_AR_0724 3824581-INV-Y-09/25

3

Annual Shareholder Report July 31, 2024

Nuveen ESG U.S. Aggregate Bond ETF
NUBD/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG U.S. Aggregate Bond ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information at
https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen ESG U.S. Aggregate Bond ETF	$16	0.16%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG U.S. Aggregate Bond ETF (NUBD)’s total return at net asset value (NAV) was 5.03% for the 12 months ended July 31, 2024. The Fund’s custom index, the Bloomberg MSCI U.S. Aggregate ESG Select Index, returned 5.09%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. Aggregate Bond Index, which returned 5.10%.

•  Sector allocations and performance were consistent in both the custom index and base index, and there were no material contributors or detractors between the custom index and base index over the reporting period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 29, 2017 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/29/17)
Nuveen ESG U.S. Aggregate Bond ETF (NAV)	5.03%	(0.04)%	0.89%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.10%
Bloomberg MSCI U.S. Aggregate ESG Select Index	5.09%	0.19%	1.10%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to

https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$368,721,828
Total number of portfolio holdings	1,714
Portfolio turnover (%)	13%
Total management fees paid for the year	$473,283

What did the Fund invest in? (as of July 31, 2024)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P870_AR_0724 3824595‑INV‑Y‑09/25

3

Annual Shareholder Report July 31, 2024

Nuveen Global Net Zero Transition ETF
NTZG/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Global Net Zero Transition ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen Global Net Zero Transition ETF	$59	0.56%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Net Zero Transition returned 10.99% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the MSCI ACWI Index (Net), which returned 17.02%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, including an overweight to U.S. HVAC company Trane Technologies PLC.

»   Security selection in the consumer staples sector, including overweights to U.S.-based retailers Costco Wholesale Corporation and Walmart Inc.

»   An overweight to Danish pharmaceutical company Novo Nordisk A/S.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to U.S.-based NVIDIA Corporation and an overweight to South Korean battery manufacturer Samsung SDI Co Ltd.

»   Security selection in the consumer discretionary sector, including an overweight to French luxury goods firm Kering SA.

»   Security selection in the financials sector, including an overweight to Dutch payment company Adyen NV.
Performance Attribution Industrials Consumer staples Novo Nordisk A/S Information technology Consumer discretionary Financials

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 23, 2022 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (6/23/22)
Nuveen Global Net Zero Transition ETF (NAV)	10.99%	13.85%
MSCI ACWI Index (Net)	17.02%	17.89%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$6,440,931

Total number of portfolio holdings	70

Portfolio turnover (%)	22%

Total management fees paid for the year	$32,928

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•	On August 21, 2024, the Fund’s Board of Trustees approved the liquidation of the Fund, effective October 22, 2024.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P789_AR_0724 3824602‑INV‑Y‑09/25

3

Annual Shareholder Report July 31, 2024

Nuveen Preferred and Income ETF
NPFI/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Preferred and Income ETF for the period of March 5, 2024 (inception) to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen Preferred and Income ETF	$56	0.55%

*	Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred and Income ETF returned 4.05% for Common Shares at net asset value (NAV) for the abbreviated reporting period since the Fund’s inception on March 5, 2024, through July 31, 2024. The Fund underperformed the NPFI Blended Benchmark, which returned 4.61%. The NPFI Blended Benchmark consists of: 60% ICE US Institutional Capital Securities Index (IIPS), and 40% ICE USD Contingent Capital Index (CDLR).

•  Top contributors to relative performance

»   Security selection within fixed-to-fixed rate coupon securities, particularly recently issued, higher coupon securities, which outperformed the broader preferred securities market.

•  Top detractors from relative performance

»   Shorter-duration positioning, resulting from an overweight to floating-rate coupon securities, which detracted as short-term rates decreased during the reporting period.

»   Underweight to contingent capital securities (CoCos), which was partially offset by favorable security selection within that segment.
Performance Attribution Fixed-to-fixed rate coupon securities Shorter-duration positioning Underweight CoCos

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

Since Inception (3/5/24)

Nuveen Preferred and Income ETF (NAV)	4.05%

Bloomberg U.S. Aggregate Bond Index	2.60%
ICE US Institutional Capital Securities Index	4.13%
NPFI Blended Benchmark	4.61%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.
Return of Capital: During the current reporting period, $0.17 per share of the Fund’s distribution was re-characterized as a return of capital resulting from subsequent re-characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$17,240,876

Total number of portfolio holdings	123

Portfolio turnover (%)	6%

Total management fees paid for the year	$35,238

What did the Fund invest in? (as of July 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P771_AR_0724 3824613-INV-Y-09/25

3

Annual Shareholder Report July 31, 2024

Nuveen Sustainable Core ETF
NSCR/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Sustainable Core ETF for the period of March 5, 2024 (inception) to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen Sustainable Core ETF	$47	0.46%

*	Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Sustainable Core ETF returned 8.33% for Common Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s inception on March 5, 2024, through July 31, 2024. The Fund underperformed the S&P 500 Index, which returned 9.31%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, including a lack of exposure to U.S. chipmakers Advanced Micro Devices, Inc. and Intel Corporation.

»   Security selection in the utilities sector, including overweights to NextEra Energy, Inc. and American Electric Power Company, Inc.

»   An overweight to Bank of New York Mellon Corp.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to pharmaceutical firms Merck & Co., Inc. and Bristol-Myers Squibb Company.

»   An underweight to Apple, Inc.
Performance Attribution Information technology Utilities Bank of New York Mellon Corp. Health care Apple, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

Since Inception (3/5/24)
Nuveen Sustainable Core ETF (NAV)	8.33%
S&P 500® Index	9.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$5,689,198
Total number of portfolio holdings	51
Portfolio turnover (%)	4%
Total management fees paid for the year	$10,076

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P748_AR_0724 3824623-INV-Y-09/25

3

Annual Shareholder Report July 31, 2024

Nuveen Ultra Short Income ETF
NUSB/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Ultra Short Income ETF for the period of March 5, 2024 (inception) to July 31, 2024. You can find additional information at https://www.nuveen.com/enus/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen Ultra Short Income ETF	$17	0.17%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ultra Short Income ETF returned 2.22% for Common Shares at net asset value (NAV) for the abbreviated reporting period since the Fund’s inception on March 5, 2024, through July 31, 2024. The Fund performed in line with the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 2.16%.

•  Top contributors to relative performance

»   Out-of-benchmark allocations to spread sectors, notably to investment grade corporate bonds, which was driven by strong performance in the banking and insurance industries.

»   Out-of-benchmark allocation to asset-backed securities (ABS), led by automotive related securities.

»   Out-of-benchmark allocation to commercial mortgage-backed securities (CMBS), which rallied and outperformed during the reporting period.

•  There were no material detractors from relative performance.
Performance Attribution Investment grade corporate bonds ABS CMBS

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

Since Inception (3/5/24)
Nuveen Ultra Short Income ETF (NAV)	2.22%
Bloomberg U.S. Aggregate Bond Index	2.60%
ICE BofA U.S. 3‑Month Treasury Bill Index	2.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2024)

Fund net assets	$25,792,704

Total number of portfolio holdings	134

Portfolio turnover (%)	7%

Total management fees paid for the year	$11,077

What did the Fund invest in? (as of July 31, 2024)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P755_AR_0724 3824631-INV-Y-09/25

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended July 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$20,000	$0	$0	$0

Nuveen ESG U.S. Aggregate Bond ETF	$20,000	$0	$0	$0

Nuveen ESG High Yield Corporate Bond ETF	$22,800	$0	$0	$0

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	$20,000	$0	$0	$0

Nuveen Global Net Zero Transition ETF	$22,800	$0	$0	$0

Nuveen Core Plus Bond ETF[5]	$20,000	$0	$0	$0

Nuveen Preferred and Income ETF[5]	$22,800	$0	$0	$0

Nuveen Sustainable Core ETF[5]	$17,100	$0	$0	$0

Nuveen Ultra Short Income ETF[5]	$20,000	$0	$0	$0

Total	$185,500	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

5	Funds commenced operations on 3/5/2024.

Fiscal Year Ended July 31, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0%	0%	0%	0%

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended July 31, 2024	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen ESG U.S. Aggregate Bond ETF	0%	0%	0%	0%

Nuveen ESG High Yield Corporate Bond ETF	0%	0%	0%	0%

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	0%	0%	0%	0%

Nuveen Global Net Zero Transition ETF	0%	0%	0%	0%

Nuveen Core Plus Bond ETF	0%	0%	0%	0%

Nuveen Preferred and Income ETF	0%	0%	0%	0%

Nuveen Sustainable Core ETF	0%	0%	0%	0%

Nuveen Ultra Short Income ETF	0%	0%	0%	0%

Fiscal Year Ended July 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$21,000	$0	$0	$0

Nuveen ESG U.S. Aggregate Bond ETF	$21,000	$0	$0	$0

Nuveen ESG High Yield Corporate Bond ETF	$24,000	$0	$0	$0

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	$21,000	$0	$0	$0

Nuveen Global Net Zero Transition ETF	$24,000	$0	$0	$0

Total	$111,000	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended July 31, 2023	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0%	0%	0%	0%

Nuveen ESG U.S. Aggregate Bond ETF	0%	0%	0%	0%

Nuveen ESG High Yield Corporate Bond ETF	0%	0%	0%	0%

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended July 31, 2023	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	0%	0%	0%	0%

Nuveen Global Net Zero Transition ETF	0%	0%	0%	0%

Fiscal Year Ended July 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nushares ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nushares ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$0	$0	$0	$0

Nuveen ESG U.S. Aggregate Bond ETF	$0	$0	$0	$0

Nuveen ESG High Yield Corporate Bond ETF	$0	$0	$0	$0

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	$0	$0	$0	$0

Nuveen Global Net Zero Transition ETF	$0	$0	$0	$0

Nuveen Core Plus Bond ETF	$0	$0	$0	$0

Nuveen Preferred and Income ETF	$0	$0	$0	$0

Nuveen Sustainable Core ETF	$0	$0	$0	$0

Fiscal Year Ended July 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

Nuveen Ultra Short Income ETF	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended July 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$0	$0	$0	$0

Nuveen ESG U.S. Aggregate Bond ETF	$0	$0	$0	$0

Nuveen ESG High Yield Corporate Bond ETF	$0	$0	$0	$0

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	$0	$0	$0	$0

Nuveen Global Net Zero Transition ETF	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Chair, Loren M. Starr, Margaret L. Wolff and Robert L. Young.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the funds listed in Appendix A (nine of the funds comprising Nushares ETF Trust) (the Funds), including the portfolios of investments, as of July 31, 2024, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements) and the financial highlights for the Funds and periods listed in
Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2024, the results of their operations and changes in their net assets for the
Funds and periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
Emphasis of Matter
As discussed in note 9 to the financial statements, the Board of Trustees approved the liquidation of Nuveen Global
Net Zero Transition ETF, effective October 22, 2024. Our opinion is not modified with respect to this matter.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
September 27, 2024

Report of Independent Registered Public Accounting Firm
(continued)

Appendix A
Funds and Periods:
For the year ended July 31, 2024 (statements of operations); each of the years in the two-year period ended July 31, 2024 (statements of changes in net assets); each of the years in the five-year period ended July 31, 2024 (financial highlights):
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
For the year ended July 31, 2024 (statements of operations); each of the years in the two-year period ended July 31, 2024 (statements of changes in net assets); each of the years in the four-year period ended July 31, 2024 and the period September 25, 2019 (commencement of operations) through July 31, 2020 (financial highlights):
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
For the year ended July 31, 2024 (statements of operations); each of the years in the two-
year period ended July 31, 2024 (statements of changes in net assets); each of the years in the two-year period ended July 31, 2024 and the period June 23, 2022 (commencement of operations) through July 31, 2022 (financial highlights):
Nuveen Global Net Zero Transition ETF (NTZG)
For the period March 5, 2024 (commencement of operations) through July 31, 2024
(statements of operations, change in net assets and the financial highlights):
Nuveen Core Plus Bond ETF (NCPB)
Nuveen Preferred and Income ETF (NPFI)
Nuveen Sustainable Core ETF (NSCR)
Nuveen Ultra Short Income ETF (NUSB)

Nuveen Core Plus Bond ETF (NCPB)
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.5%
X –
SECURITIZED - 37.6%
$ 250 (b) Avis Budget Rental Car Funding AESOP LLC 2023 2A 6.180% 10/20/27 $ 250,227
250 BANK5 2024-5YR7 2024 5YR7 5.769% 6/15/57 257,906
250 (b) BBCMS Trust 2015-SRCH 2015 SRCH 4.957% 8/10/35 214,555
150 (b) BBCMS Trust 2018-CBM 2018 CBM 6.626% 7/15/37 148,309
200 Benchmark 2018-B2 Mortgage Trust 2018 B2 4.284% 2/15/51 169,534
120 (b) BX TRUST 2022 PSB 7.780% 8/15/39 119,922
150 (b) BX Trust 2023-DELC 2023 DELC 8.668% 5/15/38 150,863
250 COMM 2015-CCRE26 Mortgage Trust 2015 CR26 3.630% 10/10/48 243,831
25 (b) Connecticut Avenue Securities Trust 2022-R03 2022 R03 8.847% 3/25/42 26,355
300 (b) Connecticut Avenue Securities Trust 2023-R04 2023 R04 8.898% 5/25/43 321,982
185 (b) Connecticut Avenue Securities Trust 2023-R05 2023 R05 10.098% 6/25/43 200,877
150 (b) DBSG 2024-ALTA Mortgage Trust 2024 ALTA 6.595% 6/10/37 152,009
387 Fannie Mae Pool FN FS1533 3.000% 4/01/52 340,947
90 Fannie Mae Pool FN FS7299 3.000% 5/01/52 79,409
229 Fannie Mae Pool FN MA4624 3.000% 6/01/52 200,203
59 Fannie Mae Pool FN MA4653 3.000% 7/01/52 51,456
55 Fannie Mae Pool FN MA4699 2022 1 3.500% 7/01/52 49,710
754 Fannie Mae Pool FN MA4700 2022 1 4.000% 7/01/52 706,939
775 Fannie Mae Pool FN MA4731 2022 1 3.500% 9/01/52 702,819
576 Fannie Mae Pool FN MA4733 4.500% 9/01/52 555,401
639 Fannie Mae Pool FN MA4784 4.500% 10/01/52 615,674
297 Fannie Mae Pool FN MA4785 5.000% 10/01/52 292,992
574 Fannie Mae Pool FN MA4805 2022 1 4.500% 11/01/52 553,575
914 Fannie Mae Pool FN MA4962 4.000% 3/01/53 856,755
872 Fannie Mae Pool FN MA4978 5.000% 4/01/53 859,301
487 Fannie Mae Pool FN MA5039 5.500% 6/01/53 487,691
425 Fannie Mae Pool FN MA5165 5.500% 10/01/53 425,652
263 Fannie Mae Pool FN MA5247 6.000% 1/01/54 266,188
459 Freddie Mac Pool FR RA6766 2.500% 2/01/52 389,773
66 Freddie Mac Pool FR SD4810 3.000% 4/01/52 58,642
185 (b) Freddie Mac STACR REMIC Trust 2022-DNA3 2022 DNA3 8.647% 4/25/42 200,962
200 (b) Freddie Mac STACR REMIC Trust 2022-DNA6 2022 DNA6 9.047% 9/25/42 213,189
150 (b) Frontier Issuer LLC 2023 1 6.600% 8/20/53 153,009
54 Ginnie Mae II Pool G2 MA7419 2021 MTGE 3.000% 6/20/51 48,327
65 Ginnie Mae II Pool G2 MA8043 3.000% 5/20/52 57,589
294 Ginnie Mae II Pool G2 MA8149 3.500% 7/20/52 270,112
211 Ginnie Mae II Pool G2 MA8267 2022 A 4.000% 9/20/52 199,530
207 Ginnie Mae II Pool G2 MA8489 4.500% 12/20/52 200,352
150 (b) GS Mortgage Securities Corp Trust 2022-AGSS 2022 ECI 7.022% 8/15/39 150,269
125 GS Mortgage Securities Trust 2015-GC28 2015 GC28 3.980% 2/10/48 122,743
250 GS Mortgage Securities Trust 2017-GS5 2017 GS5 3.826% 3/10/50 232,982
96 (b) GS Mortgage-Backed Securities Trust 2022-LTV2 2022
LTV2
4.336% 12/25/52 83,374
250 (b) Hertz Vehicle Financing III LP 2021 2A 2.520% 12/27/27 229,831
186 (b) J.P. Morgan Mortgage Trust 2021-INV5 2021 INV5 3.188% 12/25/51 152,376
188 (b) J.P. Morgan Mortgage Trust 2021-INV8 2021 INV8 3.288% 5/25/52 149,914
80 (b) JP Morgan Mortgage Trust 2017-5 2017 5 5.477% 10/26/48 80,467
78 (b) JP Morgan Mortgage Trust 2021-11 2021 11 2.500% 1/25/52 63,275
186 (b) JP Morgan Mortgage Trust 2021-INV4 2021 INV4 3.216% 1/25/52 146,740
187 (b) JP Morgan Mortgage Trust 2021-INV6 2021 INV6 3.344% 4/25/52 147,999
82 (b) JP Morgan Mortgage Trust Series 2024-3 2024 3 3.000% 5/25/54 69,264
100 JPMCC Commercial Mortgage Securities Trust 2017-JP6
2017 JP6
3.700% 7/15/50 72,316
150 JPMDB Commercial Mortgage Securities Trust 2017-C5
2017 C5
3.694% 3/15/50 143,147
250 (b) Magnetite XXIII Ltd 2019 23A 8.596% 1/25/35 251,825
150 (b) MetroNet Infrastructure Issuer LLC 2024 1A 7.590% 4/20/54 155,045

Nuveen Core Plus Bond ETF (NCPB)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 250 (b) MetroNet Infrastructure Issuer LLC 2024 1A 10.860% 4/20/54 $ 252,753
91 (b) Morgan Stanley Residential Mortgage Loan Trust 2023-1
2023 1
4.000% 2/25/53 82,376
221 (b) MVW 2021-1W LLC 2021 1WA 1.940% 1/22/41 206,728
175 (b) One Bryant Park Trust 2019-OBP 2019 OBP 2.516% 9/15/54 151,403
441 (b) RCKT Mortgage Trust 2021-2 2021 2 2.500% 6/25/51 356,548
221 (b) Sequoia Mortgage Trust 2020-1 2020 1 3.851% 2/25/50 177,937
150 (b) Subway Funding LLC 2024 1A 6.028% 7/30/54 153,914
147 (b) Taco Bell Funding LLC 2021 1A 2.294% 8/25/51 130,330
150 (b) TX Trust 2024-HOU 2024 HOU 6.920% 6/15/39 148,977
268 (b) VR Funding LLC 2020 1A 2.790% 11/15/50 241,869
TOTAL SECURITIZED
(cost $15,049,591) 15,246,969
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE DEBT - 37.4%
FINANCIALS - 12.5%
$ 30 (b) Acrisure LLC / Acrisure Finance
Inc
4.250% 2/15/29 27,608
170 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.000% 10/29/28 157,303
200 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
6.950% 3/10/55 202,241
30 (b) Alliant Holdings Intermediate
LLC / Alliant Holdings Co-Issuer
6.750% 4/15/28 30,149
320 Bank of America Corp 5.202% 4/25/29 323,908
280 Bank of America Corp 5.468% 1/23/35 286,310
15 Bank of America Corp 6.250% N/A (c) 14,986
75 Bank of America Corp 6.125% N/A (c) 75,136
55 Bank of New York Mellon Corp/
The
4.700% N/A (c) 54,061
45 Berkshire Hathaway Finance
Corp
3.850% 3/15/52 35,988
115 (b) BNP Paribas SA 5.335% 6/12/29 116,811
100 Brixmor Operating Partnership
LP
3.850% 2/01/25 99,019
75 Brixmor Operating Partnership
LP
2.250% 4/01/28 68,117
40 Capital One Financial Corp 3.950% N/A (c) 36,918
75 Centene Corp 3.000% 10/15/30 65,556
75 Charles Schwab Corp/The 5.375% N/A (c) 74,122
170 Citigroup Inc 4.910% 5/24/33 166,992
70 Citigroup Inc 7.625% N/A (c) 72,799
25 Citigroup Inc 4.000% N/A (c) 23,933
30 (b) Compass Group Diversified
Holdings LLC
5.250% 4/15/29 28,745
100 Deutsche Bank AG/New York
NY
6.819% 11/20/29 105,783
60 Discover Financial Services 6.125% N/A (c) 59,554
35 Elevance Health Inc 5.125% 2/15/53 32,886
50 Equitable Holdings Inc 4.950% N/A (c) 49,076
120 Federal Realty OP LP 1.250% 2/15/26 113,133
25 (b) FirstCash Inc 6.875% 3/01/32 25,284
55 (b) Five Corners Funding Trust II 2.850% 5/15/30 49,751
55 Goldman Sachs Group Inc/The 5.727% 4/25/30 56,812
80 Goldman Sachs Group Inc/The 5.851% 4/25/35 83,597
30 Goldman Sachs Group Inc/The 5.500% N/A (c) 29,918
80 Goldman Sachs Group Inc/The 7.500% N/A (c) 83,692
95 Hartford Financial Services
Group Inc/The
2.800% 8/19/29 86,590

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 45 (b) HAT Holdings I LLC / HAT
Holdings II LLC
8.000% 6/15/27 $ 47,074
40 Highwoods Realty LP 2.600% 2/01/31 32,858
115 HSBC Holdings PLC 7.390% 11/03/28 123,065
30 (b) HUB International Ltd 7.250% 6/15/30 30,941
70 Huntington Bancshares Inc/OH 5.625% N/A (c) 67,049
40 Icahn Enterprises LP / Icahn
Enterprises Finance Corp
5.250% 5/15/27 38,364
40 JPMorgan Chase & Co 3.875% 9/10/24 39,929
100 JPMorgan Chase & Co 5.294% 7/22/35 101,403
225 JPMorgan Chase & Co 3.157% 4/22/42 172,281
50 JPMorgan Chase & Co 3.650% N/A (c) 47,480
55 JPMorgan Chase & Co 6.875% N/A (c) 56,829
30 Kennedy-Wilson Inc 4.750% 3/01/29 26,403
80 Kite Realty Group Trust 4.750% 9/15/30 78,415
40 (b) Liberty Mutual Group Inc 3.951% 10/15/50 29,784
55 M&T Bank Corp 3.500% N/A (c) 47,414
50 MetLife Inc 3.850% N/A (c) 48,468
100 Mid-America Apartments LP 2.750% 3/15/30 90,388
75 Morgan Stanley 5.042% 7/19/30 75,522
125 Morgan Stanley 5.320% 7/19/35 126,030
25 MPT Operating Partnership LP /
MPT Finance Corp
3.500% 3/15/31 16,426
30 Navient Corp 5.500% 3/15/29 27,899
35 Northern Trust Corp 4.600% N/A (c) 33,953
30 OneMain Finance Corp 5.375% 11/15/29 28,829
30 (b) Panther Escrow Issuer LLC 7.125% 6/01/31 30,783
50 (b) PennyMac Financial Services
Inc
7.875% 12/15/29 52,339
40 PNC Financial Services Group
Inc/The
3.400% N/A (c) 35,763
30 PNC Financial Services Group
Inc/The
6.200% N/A (c) 29,922
70 Prudential Financial Inc 5.125% 3/01/52 65,837
35 (b) Rocket Mortgage LLC /
Quicken Loans Co-Issuer Inc
4.000% 10/15/33 30,103
140 SITE Centers Corp 3.625% 2/01/25 138,580
60 State Street Corp 6.700% N/A (c) 60,064
30 Truist Financial Corp 4.950% N/A (c) 29,404
60 Truist Financial Corp 4.800% N/A (c) 59,100
130 (b) UBS Group AG 6.442% 8/11/28 134,892
80 UnitedHealth Group Inc 2.300% 5/15/31 68,798
65 Wells Fargo & Co 5.574% 7/25/29 66,560
100 Wells Fargo & Co 7.625% N/A (c) 106,367
40 Wells Fargo & Co 3.900% N/A (c) 38,369
TOTAL FINANCIALS 5,070,463
INDUSTRIAL - 21.8%
35 AbbVie Inc 5.050% 3/15/34 35,645
35 AbbVie Inc 5.400% 3/15/54 35,457
30 (b) Adient Global Holdings Ltd 4.875% 8/15/26 29,444
35 (b) ADT Security Corp/The 4.875% 7/15/32 32,540
30 (b) Ahead DB Holdings LLC 6.625% 5/01/28 28,534
30 (b) Albertsons Cos Inc / Safeway
Inc / New Albertsons LP /
Albertsons LLC
6.500% 2/15/28 30,434
35 Amcor Flexibles North America
Inc
4.000% 5/17/25 34,590
35 Amcor Group Finance PLC 5.450% 5/23/29 35,688
205 American Tower Corp 2.750% 1/15/27 194,865

Nuveen Core Plus Bond ETF (NCPB)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 35 Amgen Inc 5.250% 3/02/25 $ 34,970
45 Amgen Inc 5.250% 3/02/33 45,733
115 Amgen Inc 5.650% 3/02/53 115,876
95 Anheuser-Busch Cos LLC
/ Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 89,938
65 Anheuser-Busch InBev
Worldwide Inc
5.000% 6/15/34 65,918
30 (b) Antero Midstream Partners LP
/ Antero Midstream Finance
Corp
6.625% 2/01/32 30,607
245 Apple Inc 2.450% 8/04/26 235,437
30 (b) Archrock Partners LP / Archrock
Partners Finance Corp
6.250% 4/01/28 29,928
30 (b) Arsenal AIC Parent LLC 8.000% 10/01/30 31,918
30 (b) Asbury Automotive Group Inc 5.000% 2/15/32 27,646
35 (b) ASGN Inc 4.625% 5/15/28 33,537
80 AT&T Inc 2.550% 12/01/33 65,422
220 AT&T Inc 3.500% 9/15/53 153,810
85 AT&T Inc 3.800% 12/01/57 61,139
30 (b) Avient Corp 5.750% 5/15/25 29,928
30 Ball Corp 6.875% 3/15/28 30,846
30 (b) Bath & Body Works Inc 6.625% 10/01/30 30,285
35 (b) Beacon Roofing Supply Inc 6.500% 8/01/30 35,789
130 Berry Global Inc 1.570% 1/15/26 123,554
30 (b) Block Inc 6.500% 5/15/32 30,486
60 Boeing Co/The 3.250% 2/01/28 55,948
85 Boeing Co/The 5.805% 5/01/50 79,208
200 (b) Brightline East LLC 11.000% 1/31/30 181,969
40 Bristol-Myers Squibb Co 2.350% 11/13/40 27,340
85 (b) Broadcom Inc 4.926% 5/15/37 82,025
45 Burlington Northern Santa Fe
LLC
3.050% 2/15/51 30,928
200 (b) C&W Senior Finance Ltd 6.875% 9/15/27 195,280
30 (b) Caesars Entertainment Inc 6.500% 2/15/32 30,396
100 Canadian Pacific Railway Co 2.050% 3/05/30 87,334
30 (b) Cargo Aircraft Management Inc 4.750% 2/01/28 28,207
30 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
5.125% 5/01/27 29,138
30 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
4.500% 8/15/30 26,266
30 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
4.250% 2/01/31 25,526
20 Cenovus Energy Inc 5.400% 6/15/47 18,949
30 (b) Chart Industries Inc 7.500% 1/01/30 31,209
95 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
5.250% 4/01/53 76,848
30 (b) CHS/Community Health
Systems Inc
5.250% 5/15/30 26,162
55 (b) Churchill Downs Inc 5.750% 4/01/30 53,926
55 (b) Civitas Resources Inc 8.625% 11/01/30 59,406
30 (b) Clarios Global LP / Clarios US
Finance Co
6.750% 5/15/28 30,550
25 (b) Cleveland-Cliffs Inc 7.000% 3/15/32 25,090
100 Comcast Corp 2.650% 2/01/30 90,487
140 Comcast Corp 2.887% 11/01/51 89,756
100 Constellation Brands Inc 2.875% 5/01/30 90,225

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 35 (b) Coty Inc/HFC Prestige Products
Inc/HFC Prestige International
US LLC
6.625% 7/15/30 $ 35,939
30 (b) CSC Holdings LLC 5.500% 4/15/27 25,081
30 (b) Cushman & Wakefield US
Borrower LLC
6.750% 5/15/28 30,060
35 CVS Health Corp 4.780% 3/25/38 32,149
45 CVS Health Corp 5.050% 3/25/48 39,686
40 (b) DaVita Inc 4.625% 6/01/30 36,630
45 Diamondback Energy Inc 4.400% 3/24/51 37,044
20 (b) DT Midstream Inc 4.125% 6/15/29 18,696
35 Enbridge Inc 5.750% 7/15/80 33,206
30 Encompass Health Corp 4.500% 2/01/28 29,004
75 Energy Transfer LP 5.550% 5/15/34 75,673
55 Energy Transfer LP 5.950% 5/15/54 54,312
65 Energy Transfer LP 6.500% N/A (c) 64,576
25 Enterprise Products Operating
LLC
5.350% 1/31/33 25,814
100 Enterprise Products Operating
LLC
4.450% 2/15/43 88,206
30 (b) EQM Midstream Partners LP 4.500% 1/15/29 28,746
30 (b) Ferrellgas LP / Ferrellgas
Finance Corp
5.875% 4/01/29 27,946
30 (b) Flutter Treasury Designated
Activity Co
6.375% 4/29/29 30,542
95 Ford Motor Credit Co LLC 6.950% 3/06/26 97,063
35 Ford Motor Credit Co LLC 7.350% 3/06/30 37,589
200 (b) Ford Otomotiv Sanayi AS 7.125% 4/25/29 203,789
55 (b) Frontier Communications
Holdings LLC
5.875% 10/15/27 54,459
30 (b) Garda World Security Corp 4.625% 2/15/27 28,883
35 (b) Gen Digital Inc 6.750% 9/30/27 35,599
100 General Motors Financial Co
Inc
5.000% 4/09/27 100,168
45 General Motors Financial Co
Inc
3.600% 6/21/30 41,370
80 General Motors Financial Co
Inc
5.700% N/A (c) 75,895
20 General Motors Financial Co
Inc
5.750% N/A (c) 18,990
30 Genesis Energy LP / Genesis
Energy Finance Corp
8.000% 1/15/27 30,676
30 Goodyear Tire & Rubber Co/
The
5.000% 7/15/29 28,314
30 Goodyear Tire & Rubber Co/
The
5.250% 4/30/31 27,975
35 (b) Group 1 Automotive Inc 4.000% 8/15/28 32,628
30 (b) H&E Equipment Services Inc 3.875% 12/15/28 27,412
50 Haleon US Capital LLC 3.625% 3/24/32 45,911
41 (b) Hawaiian Brand Intellectual
Property Ltd / HawaiianMiles
Loyalty Ltd
11.000% 4/15/29 39,273
105 HCA Inc 3.500% 9/01/30 96,870
15 HCA Inc 5.900% 6/01/53 14,928
55 (b) Hilcorp Energy I LP / Hilcorp
Finance Co
8.375% 11/01/33 59,495
120 (b) Hilton Domestic Operating
Co Inc
5.875% 4/01/29 120,933
30 (b) Hilton Grand Vacations
Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc
6.625% 1/15/32 30,294

Nuveen Core Plus Bond ETF (NCPB)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 30 (b) Hologic Inc 3.250% 2/15/29 $ 27,351
25 Home Depot Inc/The 4.950% 6/25/34 25,245
45 Honeywell International Inc 5.250% 3/01/54 44,623
40 (b) Husky Injection Molding
Systems Ltd / Titan Co-
Borrower LLC
9.000% 2/15/29 41,079
30 (b) IHO Verwaltungs GmbH, (cash
4.750%, PIK 5.500%)
4.750% 9/15/26 29,251
30 (b) Iliad Holding SASU 6.500% 10/15/26 30,062
30 (b) Imola Merger Corp 4.750% 5/15/29 28,236
30 (b) Iron Mountain Inc 7.000% 2/15/29 30,823
30 (b) Kinetik Holdings LP 6.625% 12/15/28 30,591
30 (b) Kodiak Gas Services LLC 7.250% 2/15/29 30,861
30 Kohl's Corp 4.625% 5/01/31 24,352
35 L3Harris Technologies Inc 5.400% 7/31/33 35,640
30 Lamar Media Corp 4.875% 1/15/29 29,123
30 (b) LCM Investments Holdings II
LLC
8.250% 8/01/31 31,462
50 (b) Level 3 Financing Inc 10.500% 5/15/30 51,100
30 (b) Light & Wonder International
Inc
7.500% 9/01/31 31,305
30 (b) Live Nation Entertainment Inc 6.500% 5/15/27 30,358
15 Lockheed Martin Corp 5.200% 2/15/64 14,735
40 Lowe's Cos Inc 4.250% 4/01/52 32,190
45 Marathon Oil Corp 5.300% 4/01/29 45,992
65 Marathon Petroleum Corp 4.750% 9/15/44 56,864
30 (b) Marriott Ownership Resorts Inc 4.500% 6/15/29 27,900
35 (b) Michaels Cos Inc/The 5.250% 5/01/28 25,891
55 (b) Mineral Resources Ltd 9.250% 10/01/28 58,490
80 MPLX LP 1.750% 3/01/26 76,037
60 MPLX LP 2.650% 8/15/30 52,978
40 MPLX LP 4.700% 4/15/48 33,914
30 Newell Brands Inc 6.375% 9/15/27 29,966
55 Northrop Grumman Corp 3.250% 1/15/28 52,606
80 Nutrien Ltd 4.900% 3/27/28 80,226
20 Occidental Petroleum Corp 6.600% 3/15/46 21,301
20 ONEOK Inc 4.500% 3/15/50 16,362
30 (b) Open Text Holdings Inc 4.125% 2/15/30 27,363
35 Oracle Corp 4.900% 2/06/33 34,744
65 Oracle Corp 5.550% 2/06/53 63,217
45 O'Reilly Automotive Inc 4.200% 4/01/30 43,761
30 (b) Organon & Co / Organon
Foreign Debt Co-Issuer BV
4.125% 4/30/28 28,186
30 (b) Organon & Co / Organon
Foreign Debt Co-Issuer BV
5.125% 4/30/31 27,609
30 Paramount Global 6.375% 3/30/62 27,544
30 (b) Parkland Corp/Canada 4.625% 5/01/30 27,892
30 (b) Permian Resources Operating
LLC
7.000% 1/15/32 31,062
95 Pfizer Investment Enterprises
Pte Ltd
5.300% 5/19/53 93,816
175 Philip Morris International Inc 4.875% 2/13/29 176,038
40 Philip Morris International Inc 5.250% 2/13/34 40,306
45 Phillips 66 Co 5.300% 6/30/33 45,528
30 (b) Post Holdings Inc 6.250% 2/15/32 30,381
30 (b) Prime Security Services
Borrower LLC / Prime Finance
Inc
6.250% 1/15/28 29,901
30 (b) Primo Water Holdings Inc 4.375% 4/30/29 27,937
80 Roper Technologies Inc 2.000% 6/30/30 68,553
65 RTX Corp 1.900% 9/01/31 53,622

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 75 Salesforce Inc 2.700% 7/15/41 $ 54,072
30 (b) Sirius XM Radio Inc 4.125% 7/01/30 26,075
35 (b) Standard Industries Inc/NJ 5.000% 2/15/27 34,245
30 (b) SunCoke Energy Inc 4.875% 6/30/29 27,436
30 (b) Sunoco LP 7.000% 5/01/29 30,878
30 (b) Sunrise FinCo I BV 4.875% 7/15/31 27,293
40 Sysco Corp 6.600% 4/01/50 45,303
30 Tenet Healthcare Corp 6.125% 10/01/28 30,075
30 Tenet Healthcare Corp 4.375% 1/15/30 28,142
150 Teva Pharmaceutical Finance
Netherlands III BV
3.150% 10/01/26 142,050
250 T-Mobile USA Inc 2.250% 11/15/31 209,587
45 TotalEnergies Capital
International SA
2.986% 6/29/41 33,596
25 Transcanada Trust 5.500% 9/15/79 23,241
30 (b) TransDigm Inc 6.875% 12/15/30 30,851
27 (b) Transocean Inc 8.750% 2/15/30 28,362
60 (b) Tronox Inc 4.625% 3/15/29 54,649
30 (b) Univision Communications Inc 4.500% 5/01/29 26,204
65 USA Compression Partners LP
/ USA Compression Finance
Corp
6.875% 9/01/27 65,372
20 (b) Venture Global Calcasieu Pass
LLC
4.125% 8/15/31 18,181
40 (b) Venture Global LNG Inc 9.875% 2/01/32 44,403
200 Verizon Communications Inc 1.750% 1/20/31 165,437
30 (b) Vmed O2 UK Financing I PLC 4.750% 7/15/31 25,756
40 Vodafone Group PLC 4.125% 6/04/81 35,207
35 (b) VZ Secured Financing BV 5.000% 1/15/32 30,670
35 Walmart Inc 1.050% 9/17/26 32,664
65 Walmart Inc 1.800% 9/22/31 54,846
25 Walmart Inc 4.500% 4/15/53 22,860
30 (b) Wand NewCo 3 Inc 7.625% 1/30/32 31,313
75 Warnermedia Holdings Inc 5.050% 3/15/42 59,166
30 (b) WESCO Distribution Inc 7.250% 6/15/28 30,742
35 Williams Cos Inc/The 5.650% 3/15/33 36,147
30 (b) Windsor Holdings III LLC 8.500% 6/15/30 31,575
30 (b) XPO Inc 6.250% 6/01/28 30,327
30 ZF North America Capital Inc 6.750% 4/23/30 30,560
TOTAL INDUSTRIAL 8,845,620
UTILITY - 3.1%
105 AEP Transmission Co LLC 5.400% 3/15/53 103,830
105 Ameren Illinois Co 4.950% 6/01/33 105,088
100 American Water Capital Corp 2.300% 6/01/31 85,100
40 Atmos Energy Corp 6.200% 11/15/53 44,182
30 (b) Clearway Energy Operating
LLC
4.750% 3/15/28 28,798
25 CMS Energy Corp 4.750% 6/01/50 23,070
35 Consolidated Edison Co of
New York Inc
5.700% 5/15/54 35,913
45 Dominion Energy Inc 3.300% 4/15/41 33,629
35 Dominion Energy Inc 7.000% 6/01/54 36,757
25 DTE Electric Co 5.400% 4/01/53 24,890
45 Duke Energy Carolinas LLC 4.250% 12/15/41 38,914
75 Exelon Corp 4.050% 4/15/30 72,183
100 Florida Power & Light Co 4.800% 5/15/33 99,833
170 Georgia Power Co 2.650% 9/15/29 154,680
40 Interstate Power and Light Co 3.100% 11/30/51 26,184

Nuveen Core Plus Bond ETF (NCPB)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITY (continued)
$ 55 NextEra Energy Capital
Holdings Inc
6.750% 6/15/54 $ 57,171
60 NiSource Inc 1.700% 2/15/31 49,036
30 NRG Energy Inc 5.750% 1/15/28 29,814
30 (b) Pattern Energy Operations LP /
Pattern Energy Operations Inc
4.500% 8/15/28 28,310
45 PECO Energy Co 2.800% 6/15/50 28,890
45 Public Service Co of Colorado 4.050% 9/15/49 35,189
45 Sempra 4.875% N/A (c) 44,081
30 (b) Talen Energy Supply LLC 8.625% 6/01/30 32,329
30 (b) TerraForm Power Operating
LLC
4.750% 1/15/30 27,854
TOTAL UTILITY 1,245,725
TOTAL CORPORATE DEBT
(cost $15,022,931) 15,161,808
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. TREASURY - 19.3%
$ 1,000 United States Treasury Note/Bond 4.250% 5/31/25 994,891
40 United States Treasury Note/Bond 4.625% 2/28/26 40,103
41 United States Treasury Note/Bond 4.000% 7/31/29 41,141
1,550 United States Treasury Note/Bond 4.375% 5/15/34 1,589,719
3,275 United States Treasury Note/Bond 4.625% 5/15/44 3,363,527
1,720 United States Treasury Note/Bond 4.250% 2/15/54 1,691,512
100 United States Treasury Note/Bond 4.625% 5/15/54 104,719
TOTAL U.S. TREASURY
(cost $7,615,876) 7,825,612
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 4.2%
GOVERNMENT AGENCY - 2.2%
$ 200 (b) Corp Nacional del Cobre de
Chile
6.150% 10/24/36 204,962
200 Indian Railway Finance Corp
Ltd
3.835% 12/13/27 192,644
25 (b) NOVA Chemicals Corp 5.250% 6/01/27 24,398
200 (b) Perusahaan Perseroan Persero
PT Perusahaan Listrik Negara
5.450% 5/21/28 201,557
150 Petrobras Global Finance BV 5.500% 6/10/51 122,620
200 Petroleos Mexicanos 6.700% 2/16/32 170,520
TOTAL GOVERNMENT
AGENCY 916,701
SOVEREIGN DEBT - 2.0%
225 Angolan Government
International Bond
8.750% 4/14/32 200,999
275 Colombia Government
International Bond
5.000% 6/15/45 195,959
250 (b) Hungary Government
International Bond
2.125% 9/22/31 201,556

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpos-
es of this report, which may combine industry sub-classifications into sectors for reporting ease.
Principal
Amount (000) Description (a) Coupon Maturity Value
SOVEREIGN DEBT (continued)
$ 225 Republic of South Africa
Government International
Bond
6.250% 3/08/41 $ 197,236
TOTAL SOVEREIGN DEBT 795,750
TOTAL GOVERNMENT RELATED
(cost $1,691,166) 1,712,451
TOTAL LONG-TERM INVESTMENTS
(cost $39,379,564) 39,946,840
OTHER ASSETS & LIABILITIES, NET - 1.5% 611,565
NET ASSETS - 100% $ 40,558,405
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $10,476,183 or 26.2% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Nuveen Enhanced Yield U.S. Aggregate Bond
ETF (NUAG)
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.6%
X –
CORPORATE DEBT - 42.4%
FINANCIALS - 15.9%
$ 18 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
1.750% 1/30/26 $ 17,127
18 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
2.450% 10/29/26 17,004
5 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
4.625% 10/15/27 4,940
1 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.000% 10/29/28 925
50 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
6.150% 9/30/30 52,815
38 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.300% 1/30/32 33,451
4 Aetna Inc 4.500% 5/15/42 3,426
10 Aetna Inc 4.750% 3/15/44 8,664
12 Affiliated Managers Group Inc 3.500% 8/01/25 11,787
10 Affiliated Managers Group Inc 3.300% 6/15/30 9,133
21 Air Lease Corp 1.875% 8/15/26 19,725
7 Air Lease Corp 2.200% 1/15/27 6,562
8 Air Lease Corp 3.625% 4/01/27 7,678
22 Air Lease Corp 3.250% 10/01/29 20,309
10 Air Lease Corp 3.000% 2/01/30 9,065
23 Alexandria Real Estate Equities
Inc
3.550% 3/15/52 15,922
50 Allstate Corp/The 5.250% 3/30/33 51,004
20 Ally Financial Inc 7.100% 11/15/27 21,103
28 Ally Financial Inc 2.200% 11/02/28 24,813
11 Ally Financial Inc 8.000% 11/01/31 12,378
30 American Express Co 5.098% 2/16/28 30,159
50 American International Group
Inc
4.750% 4/01/48 45,506
9 Aon Corp 2.800% 5/15/30 8,096
1 Aon Corp / Aon Global
Holdings PLC
2.600% 12/02/31 853
100 Aon Corp / Aon Global
Holdings PLC
5.350% 2/28/33 101,746
5 Ares Capital Corp 3.875% 1/15/26 4,873
40 Ares Capital Corp 7.000% 1/15/27 41,281
40 Arthur J Gallagher & Co 6.750% 2/15/54 45,240
7 Assurant Inc 3.700% 2/22/30 6,493
10 Assurant Inc 2.650% 1/15/32 8,379
1 Athene Holding Ltd 6.150% 4/03/30 1,055
30 Athene Holding Ltd 6.250% 4/01/54 30,601
7 AXIS Specialty Finance PLC 4.000% 12/06/27 6,785
64 Banco Santander SA 2.749% 12/03/30 54,986
44 Bank of America Corp 4.948% 7/22/28 44,120
170 Bank of America Corp 5.015% 7/22/33 169,864
100 Bank of America Corp 5.872% 9/15/34 104,944
10 Bank of Montreal 5.920% 9/25/25 10,100
40 Bank of New York Mellon Corp/
The
4.947% 4/26/27 40,080
57 Bank of Nova Scotia/The 3.625% 10/27/81 49,295
11 BankUnited Inc 5.125% 6/11/30 10,316
3 Barclays PLC 5.200% 5/12/26 2,994
70 Barclays PLC 5.501% 8/09/28 70,776

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 3 Barclays PLC 5.088% 6/20/30 $ 2,935
4 Barclays PLC 2.667% 3/10/32 3,414
14 Barclays PLC 2.894% 11/24/32 11,925
24 Barclays PLC 3.811% 3/10/42 19,024
14 Blackstone Private Credit Fund 2.625% 12/15/26 12,997
20 (b) Blackstone Private Credit Fund 4.000% 1/15/29 18,664
16 Blackstone Secured Lending
Fund
2.125% 2/15/27 14,667
18 Blue Owl Capital Corp 4.250% 1/15/26 17,650
1 Blue Owl Capital Corp 2.625% 1/15/27 928
14 Blue Owl Credit Income Corp 4.700% 2/08/27 13,554
14 Brighthouse Financial Inc 5.625% 5/15/30 14,350
34 Brown & Brown Inc 2.375% 3/15/31 28,599
40 (b) Canadian Imperial Bank of
Commerce
5.001% 4/28/28 40,349
6 Capital One Financial Corp 1.878% 11/02/27 5,581
44 Capital One Financial Corp 3.800% 1/31/28 42,437
21 Capital One Financial Corp 4.927% 5/10/28 20,935
7 Capital One Financial Corp 3.273% 3/01/30 6,447
46 Capital One Financial Corp 2.359% 7/29/32 36,593
1 Capital One Financial Corp 5.268% 5/10/33 986
45 Charles Schwab Corp/The 5.643% 5/19/29 46,104
36 CI Financial Corp 3.200% 12/17/30 29,027
20 Citigroup Inc 4.450% 9/29/27 19,745
11 Citigroup Inc 3.070% 2/24/28 10,514
10 Citigroup Inc 4.658% 5/24/28 9,951
50 Citigroup Inc 4.412% 3/31/31 48,598
60 Citigroup Inc 4.910% 5/24/33 58,938
150 Citigroup Inc 5.827% 2/13/35 152,039
42 Citizens Financial Group Inc 2.500% 2/06/30 36,407
8 CNA Financial Corp 3.900% 5/01/29 7,712
8 CNO Financial Group Inc 5.250% 5/30/29 7,874
10 CNO Financial Group Inc 6.450% 6/15/34 10,238
20 Cooperatieve Rabobank UA 3.750% 7/21/26 19,479
46 Corebridge Financial Inc 3.850% 4/05/29 43,877
10 Deutsche Bank AG/New York
NY
4.100% 1/13/26 9,847
4 Deutsche Bank AG/New York
NY
2.129% 11/24/26 3,832
4 Deutsche Bank AG/New York
NY
2.311% 11/16/27 3,739
1 Deutsche Bank AG/New York
NY
3.547% 9/18/31 903
80 Deutsche Bank AG/New York
NY
7.079% 2/10/34 83,342
7 Discover Financial Services 4.500% 1/30/26 6,920
8 Discover Financial Services 4.100% 2/09/27 7,796
40 Discover Financial Services 7.964% 11/02/34 46,077
30 Elevance Health Inc 5.650% 6/15/54 30,312
10 Enact Holdings Inc 6.250% 5/28/29 10,180
13 Enstar Group Ltd 3.100% 9/01/31 10,718
43 Equitable Holdings Inc 4.350% 4/20/28 42,216
24 Fairfax Financial Holdings Ltd 4.625% 4/29/30 23,446
50 (c) Fairfax Financial Holdings Ltd 6.100% 3/15/55 49,962
31 Fidelity National Financial Inc 3.400% 6/15/30 28,091
2 Fifth Third Bancorp 1.707% 11/01/27 1,859
3 Fifth Third Bancorp 3.950% 3/14/28 2,911
40 Fifth Third Bancorp 6.361% 10/27/28 41,436
11 First American Financial Corp 2.400% 8/15/31 8,963
11 FS KKR Capital Corp 3.250% 7/15/27 10,196
16 GATX Corp 4.550% 11/07/28 15,874

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 30 GATX Corp 6.050% 3/15/34 $ 31,457
10 Globe Life Inc 4.550% 9/15/28 9,721
10 (b) Goldman Sachs BDC Inc 2.875% 1/15/26 9,658
6 Goldman Sachs Group Inc/The 1.948% 10/21/27 5,615
80 Goldman Sachs Group Inc/The 4.482% 8/23/28 79,043
54 Goldman Sachs Group Inc/The 2.615% 4/22/32 46,389
66 Goldman Sachs Group Inc/The 2.383% 7/21/32 55,498
81 Goldman Sachs Group Inc/The 6.450% 5/01/36 88,837
23 Golub Capital BDC Inc 2.050% 2/15/27 20,964
12 Hartford Financial Services
Group Inc/The
2.800% 8/19/29 10,938
20 Hartford Financial Services
Group Inc/The
2.900% 9/15/51 12,968
10 Hercules Capital Inc 3.375% 1/20/27 9,397
190 HSBC Holdings PLC 6.547% 6/20/34 200,802
96 HSBC Holdings PLC 6.800% 6/01/38 104,955
12 Huntington Bancshares Inc/OH 2.550% 2/04/30 10,550
50 ING Groep NV 4.050% 4/09/29 48,338
8 Jackson Financial Inc 5.170% 6/08/27 8,057
2 Janus Henderson US Holdings
Inc
4.875% 8/01/25 1,989
9 Jefferies Financial Group Inc 4.150% 1/23/30 8,571
40 Jefferies Financial Group Inc 2.750% 10/15/32 32,942
6 JPMorgan Chase & Co 1.470% 9/22/27 5,585
20 JPMorgan Chase & Co 6.070% 10/22/27 20,519
50 JPMorgan Chase & Co 4.979% 7/22/28 50,258
10 JPMorgan Chase & Co 2.069% 6/01/29 9,050
4 JPMorgan Chase & Co 3.702% 5/06/30 3,807
6 JPMorgan Chase & Co 2.545% 11/08/32 5,113
12 JPMorgan Chase & Co 4.912% 7/25/33 11,888
220 JPMorgan Chase & Co 5.717% 9/14/33 227,861
12 (b) Kemper Corp 3.800% 2/23/32 10,506
10 KeyBank NA/Cleveland OH 6.950% 2/01/28 10,419
57 KeyCorp 2.550% 10/01/29 49,865
22 Kimco Realty OP LLC 4.250% 4/01/45 18,034
21 Lazard Group LLC 4.500% 9/19/28 20,614
16 (b) Lincoln National Corp 3.625% 12/12/26 15,534
63 Lloyds Banking Group PLC 4.716% 8/11/26 62,608
21 Main Street Capital Corp 3.000% 7/14/26 19,861
20 Manufacturers & Traders Trust
Co
4.650% 1/27/26 19,815
9 Manulife Financial Corp 4.061% 2/24/32 8,745
12 Markel Group Inc 3.350% 9/17/29 11,246
50 Markel Group Inc 6.000% 5/16/54 50,696
50 MetLife Inc 5.375% 7/15/33 51,553
20 Mitsubishi UFJ Financial Group
Inc
5.017% 7/20/28 20,144
60 Mitsubishi UFJ Financial Group
Inc
2.559% 2/25/30 53,518
50 (b) Mizuho Financial Group Inc 5.739% 5/27/31 51,809
13 Morgan Stanley 4.350% 9/08/26 12,843
2 Morgan Stanley 3.950% 4/23/27 1,951
110 Morgan Stanley 3.622% 4/01/31 103,104
1 Morgan Stanley 4.889% 7/20/33 985
100 Morgan Stanley 5.424% 7/21/34 101,503
50 Morgan Stanley 6.627% 11/01/34 55,124
1 Morgan Stanley 2.484% 9/16/36 811
60 Nasdaq Inc 5.550% 2/15/34 61,617
47 NatWest Group PLC 5.076% 1/27/30 47,057
11 NNN REIT Inc 3.000% 4/15/52 6,987
63 Nomura Holdings Inc 5.386% 7/06/27 63,824

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 4 Nomura Holdings Inc 2.710% 1/22/29 $ 3,636
12 Nomura Holdings Inc 3.103% 1/16/30 10,834
1 Nomura Holdings Inc 2.679% 7/16/30 871
10 Oaktree Specialty Lending
Corp
2.700% 1/15/27 9,223
50 (b),(c) Oaktree Strategic Credit Fund 6.500% 7/23/29 50,219
7 Old Republic International
Corp
3.875% 8/26/26 6,837
10 ORIX Corp 4.000% 4/13/32 9,398
60 PNC Financial Services Group
Inc/The
6.875% 10/20/34 66,775
13 (b) Prospect Capital Corp 3.437% 10/15/28 11,381
7 Prudential Financial Inc 5.700% 9/15/48 6,892
51 Prudential Financial Inc 3.700% 10/01/50 44,939
7 Regency Centers LP 4.400% 2/01/47 5,860
24 Regions Financial Corp 1.800% 8/12/28 21,181
10 Reinsurance Group of America
Inc
3.950% 9/15/26 9,807
10 Reinsurance Group of America
Inc
3.150% 6/15/30 9,114
30 Royal Bank of Canada 5.200% 8/01/28 30,684
7 Santander Holdings USA Inc 3.244% 10/05/26 6,711
40 Santander Holdings USA Inc 4.400% 7/13/27 39,200
1 Santander Holdings USA Inc 2.490% 1/06/28 932
32 Santander UK Group Holdings
PLC
1.532% 8/21/26 30,708
30 State Street Corp 5.159% 5/18/34 30,391
12 Stifel Financial Corp 4.000% 5/15/30 11,311
60 Sumitomo Mitsui Financial
Group Inc
5.520% 1/13/28 61,411
50 Synchrony Financial 5.935% 8/02/30 50,308
50 Toronto-Dominion Bank/The 5.156% 1/10/28 50,712
10 Truist Bank 3.800% 10/30/26 9,713
60 Truist Financial Corp 7.161% 10/30/29 64,629
17 Unum Group 3.875% 11/05/25 16,708
50 Unum Group 6.000% 6/15/54 49,327
80 US Bancorp 5.775% 6/12/29 82,388
10 Wachovia Corp 7.574% 8/01/26 10,479
1 Wells Fargo & Co 3.526% 3/24/28 965
40 Wells Fargo & Co 4.808% 7/25/28 39,897
50 Wells Fargo & Co 5.389% 4/24/34 50,582
210 Wells Fargo & Co 5.557% 7/25/34 214,703
37 Westpac Banking Corp 2.668% 11/15/35 31,438
14 Willis North America Inc 4.500% 9/15/28 13,780
TOTAL FINANCIALS 5,713,018
INDUSTRIAL - 8.4%
34 Altria Group Inc 5.800% 2/14/39 34,982
5 American Airlines 2016-2 Class
AA Pass Through Trust2020 A
3.200% 6/15/28 4,294
88 Amgen Inc 3.150% 2/21/40 67,492
6 Amgen Inc 5.150% 11/15/41 5,763
1 Amgen Inc 3.000% 1/15/52 675
11 Amgen Inc 4.200% 2/22/52 8,913
13 Aptiv PLC 3.100% 12/01/51 8,100
67 AT&T Inc 4.850% 3/01/39 63,267
80 AT&T Inc 3.500% 6/01/41 62,947
40 AT&T Inc 3.500% 2/01/61 27,053
11 Barrick North America Finance
LLC
5.700% 5/30/41 11,211

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 30 BAT Capital Corp 7.079% 8/02/43 $ 32,839
13 Becton Dickinson & Co 4.685% 12/15/44 11,766
22 Bell Telephone Co of Canada
or Bell Canada
3.650% 8/15/52 16,423
24 Biogen Inc 5.200% 9/15/45 22,592
65 Boeing Co/The 5.705% 5/01/40 61,955
10 Boeing Co/The 3.825% 3/01/59 6,575
8 BorgWarner Inc 4.375% 3/15/45 6,645
7 Boston Scientific Corp 4.550% 3/01/39 6,712
54 (c) Broadcom Inc 3.187% 11/15/36 44,044
5 Canadian Natural Resources
Ltd
5.850% 2/01/35 5,102
2 Canadian Natural Resources
Ltd
6.750% 2/01/39 2,186
24 Canadian Pacific Railway Co 4.700% 5/01/48 21,238
10 Cardinal Health Inc 4.500% 11/15/44 8,545
16 Carrier Global Corp 3.577% 4/05/50 12,061
5 Cenovus Energy Inc 5.250% 6/15/37 4,881
10 CF Industries Inc 5.375% 3/15/44 9,450
1 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.500% 3/01/42 685
74 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
5.375% 5/01/47 61,256
21 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
5.250% 4/01/53 16,988
33 Cigna Group/The 4.900% 12/15/48 29,653
11 Conagra Brands Inc 5.300% 11/01/38 10,714
10 Constellation Brands Inc 5.250% 11/15/48 9,516
10 Corning Inc 3.900% 11/15/49 7,787
10 Crown Castle Inc 4.750% 5/15/47 8,758
49 CVS Health Corp 4.875% 7/20/35 46,876
18 CVS Health Corp 4.780% 3/25/38 16,534
20 CVS Health Corp 6.000% 6/01/63 19,746
10 Dell International LLC / EMC
Corp
8.350% 7/15/46 12,996
19 Devon Energy Corp 5.600% 7/15/41 18,232
26 Diamondback Energy Inc 4.250% 3/15/52 20,720
40 Discovery Communications LLC 5.300% 5/15/49 31,045
7 Dollar General Corp 4.125% 4/03/50 5,437
11 Dollar Tree Inc 3.375% 12/01/51 7,289
22 Dow Chemical Co/The 4.250% 10/01/34 20,578
8 Dow Chemical Co/The 5.250% 11/15/41 7,608
15 DuPont de Nemours Inc 5.319% 11/15/38 15,888
26 Eastman Chemical Co 4.800% 9/01/42 23,301
22 Energy Transfer LP 5.800% 6/15/38 22,360
22 Energy Transfer LP 5.000% 5/15/44 19,508
17 Equifax Inc 2.600% 12/15/25 16,422
22 Equifax Inc 2.350% 9/15/31 18,557
20 FactSet Research Systems Inc 3.450% 3/01/32 17,798
14 FedEx Corp 4.050% 2/15/48 11,115
41 Fidelity National Information
Services Inc
1.650% 3/01/28 36,817
37 Fiserv Inc 2.250% 6/01/27 34,604
50 Fiserv Inc 5.625% 8/21/33 51,768
10 Freeport-McMoRan Inc 5.400% 11/14/34 9,977

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 11 General Electric Co 4.350% 5/01/50 $ 9,613
12 General Mills Inc 4.550% 4/17/38 11,006
32 General Motors Co 6.600% 4/01/36 34,207
17 Gilead Sciences Inc 4.000% 9/01/36 15,376
9 Gilead Sciences Inc 4.750% 3/01/46 8,214
20 Gilead Sciences Inc 5.550% 10/15/53 20,439
6 Global Payments Inc 4.950% 8/15/27 6,013
6 Global Payments Inc 4.450% 6/01/28 5,885
15 Global Payments Inc 2.900% 5/15/30 13,350
41 Global Payments Inc 2.900% 11/15/31 35,183
9 Halliburton Co 4.500% 11/15/41 7,943
18 Halliburton Co 4.750% 8/01/43 16,210
10 HCA Inc 4.375% 3/15/42 8,437
10 HCA Inc 3.500% 7/15/51 6,866
20 HCA Inc 6.000% 4/01/54 20,151
14 Hewlett Packard Enterprise Co 6.200% 10/15/35 15,060
18 International Paper Co 4.800% 6/15/44 16,041
10 International Paper Co 5.150% 5/15/46 9,288
7 International Paper Co 4.400% 8/15/47 5,840
16 J M Smucker Co/The 4.250% 3/15/35 14,772
20 JBS USA Holding Lux Sarl/ JBS
USA Food Co/ JBS Lux Co Sarl
6.500% 12/01/52 20,191
10 Johnson Controls International
plc
5.125% 9/14/45 9,316
12 Johnson Controls International
plc
4.950% 7/02/64 10,659
13 Keurig Dr Pepper Inc 4.500% 4/15/52 11,095
41 Kinder Morgan Energy Partners
LP
6.375% 3/01/41 42,930
11 Kinder Morgan Inc 3.600% 2/15/51 7,715
24 Kraft Heinz Foods Co 5.500% 6/01/50 23,468
24 Kroger Co/The 5.400% 1/15/49 23,231
10 L3Harris Technologies Inc 5.054% 4/27/45 9,454
2 Leggett & Platt Inc 3.500% 11/15/51 1,338
9 Lowe's Cos Inc 4.050% 5/03/47 7,162
41 Lowe's Cos Inc 4.250% 4/01/52 32,994
19 LYB International Finance BV 5.250% 7/15/43 17,678
21 Marathon Petroleum Corp 6.500% 3/01/41 22,437
5 Marriott International Inc/MD 4.500% 10/01/34 4,674
1 Martin Marietta Materials Inc 3.200% 7/15/51 687
30 Mastercard Inc 4.875% 3/09/28 30,591
45 McDonald's Corp 4.700% 12/09/35 44,065
13 (b) MDC Holdings Inc 3.966% 8/06/61 11,172
8 Molson Coors Beverage Co 4.200% 7/15/46 6,593
7 Moody's Corp 3.250% 1/15/28 6,713
35 Moody's Corp 2.000% 8/19/31 29,227
42 MPLX LP 4.500% 4/15/38 37,891
41 National Fuel Gas Co 5.500% 1/15/26 41,127
20 Newmont Corp 5.875% 4/01/35 21,301
11 Norfolk Southern Corp 4.800% 8/15/43 9,932
28 Norfolk Southern Corp 3.700% 3/15/53 20,826
30 Northrop Grumman Corp 5.200% 6/01/54 28,862
12 Nutrien Ltd 5.625% 12/01/40 11,904
21 (b) NXP BV / NXP Funding LLC /
NXP USA Inc
3.250% 11/30/51 14,181
20 Occidental Petroleum Corp 4.400% 4/15/46 16,157
13 ONEOK Inc 5.150% 10/15/43 12,063
19 ONEOK Partners LP 6.125% 2/01/41 19,396
57 Oracle Corp 3.800% 11/15/37 48,325
96 Oracle Corp 3.650% 3/25/41 75,436
24 Orange SA 5.375% 1/13/42 23,649

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 4 Owens Corning 4.300% 7/15/47 $ 3,304
3 Packaging Corp of America 3.050% 10/01/51 2,030
24 Paramount Global 4.900% 8/15/44 17,469
14 Parker-Hannifin Corp 4.450% 11/21/44 12,274
6 Phillips 66 4.650% 11/15/34 5,733
5 Phillips 66 5.875% 5/01/42 5,159
16 Phillips 66 3.300% 3/15/52 10,732
10 (b) Republic Services Inc 5.200% 11/15/34 10,209
33 Rogers Communications Inc 5.000% 3/15/44 30,243
14 RPM International Inc 4.250% 1/15/48 11,908
10 RTX Corp 4.450% 11/16/38 9,153
40 RTX Corp 6.400% 3/15/54 44,941
10 Sherwin-Williams Co/The 4.000% 12/15/42 8,270
7 Southern Copper Corp 5.250% 11/08/42 6,613
40 Spectra Energy Partners LP 4.500% 3/15/45 33,584
10 Stanley Black & Decker Inc 4.850% 11/15/48 8,766
31 Starbucks Corp 3.350% 3/12/50 21,535
16 Stryker Corp 4.100% 4/01/43 13,583
24 Suncor Energy Inc 4.000% 11/15/47 18,581
15 Sysco Corp 3.150% 12/14/51 10,022
20 Takeda Pharmaceutical Co Ltd 3.175% 7/09/50 13,590
30 Telefonica Emisiones SA 5.213% 3/08/47 27,420
9 TELUS Corp 4.300% 6/15/49 7,314
20 Thomson Reuters Corp 3.350% 5/15/26 19,460
28 Time Warner Cable LLC 5.500% 9/01/41 24,022
65 T-Mobile USA Inc 3.400% 10/15/52 45,574
20 T-Mobile USA Inc 6.000% 6/15/54 21,152
4 Trane Technologies Global
Holding Co Ltd
5.750% 6/15/43 4,192
19 TransCanada PipeLines Ltd 5.100% 3/15/49 17,730
36 Transcontinental Gas Pipe Line
Co LLC
3.950% 5/15/50 27,863
4 Triton Container International
Ltd / TAL International
Container Corp
3.250% 3/15/32 3,400
11 Tyson Foods Inc 5.100% 9/28/48 9,875
15 United Airlines 2014-1 Class A
Pass Through Trust2020 A
4.000% 4/11/26 14,884
33 Valero Energy Corp 3.650% 12/01/51 23,497
2 Verizon Communications Inc 3.400% 3/22/41 1,568
7 Verizon Communications Inc 2.850% 9/03/41 5,038
80 (b) Verizon Communications Inc 4.862% 8/21/46 74,685
16 Verizon Communications Inc 4.000% 3/22/50 12,799
16 Verizon Communications Inc 3.875% 3/01/52 12,504
36 Viatris Inc 3.850% 6/22/40 27,155
27 Vodafone Group PLC 4.875% 6/19/49 24,083
22 Warnermedia Holdings Inc 5.050% 3/15/42 17,355
11 Western Union Co/The 1.350% 3/15/26 10,361
23 Westlake Corp 3.125% 8/15/51 14,907
10 Whirlpool Corp 5.150% 3/01/43 8,950
2 Zimmer Biomet Holdings Inc 4.250% 8/15/35 1,811
6 Zimmer Biomet Holdings Inc 5.750% 11/30/39 6,185
11 Zoetis Inc 4.700% 2/01/43 10,045
TOTAL INDUSTRIAL 3,004,106
UTILITY - 18.1%
65 AEP Texas Inc 3.800% 10/01/47 48,434
100 AEP Texas Inc 5.250% 5/15/52 92,863
50 AEP Transmission Co LLC 5.400% 3/15/53 49,443
9 Ameren Corp 1.950% 3/15/27 8,375

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITY (continued)
$ 8 Ameren Corp 1.750% 3/15/28 $ 7,202
4 American Electric Power Co Inc 4.300% 12/01/28 3,914
4 American Electric Power Co Inc 3.875% 2/15/62 3,723
60 American Water Capital Corp 4.150% 6/01/49 49,561
10 American Water Capital Corp 3.250% 6/01/51 6,974
50 Arizona Public Service Co 5.700% 8/15/34 51,325
50 Arizona Public Service Co 2.650% 9/15/50 30,131
40 Atmos Energy Corp 6.200% 11/15/53 44,182
30 Avangrid Inc 3.200% 4/15/25 29,520
4 Black Hills Corp 3.150% 1/15/27 3,837
10 Black Hills Corp 4.200% 9/15/46 8,219
61 Black Hills Corp 3.875% 10/15/49 45,986
100 (b) CenterPoint Energy Inc 5.400% 6/01/29 102,018
18 Cleco Corporate Holdings LLC 4.973% 5/01/46 15,483
11 CMS Energy Corp 4.875% 3/01/44 10,192
100 CMS Energy Corp 3.750% 12/01/50 83,937
120 Consolidated Edison Co of
New York Inc
5.900% 11/15/53 126,472
101 Constellation Energy
Generation LLC
5.600% 6/15/42 99,704
10 Consumers Energy Co 4.350% 8/31/64 7,956
70 Dayton Power & Light Co/The 3.950% 6/15/49 52,550
13 Delmarva Power & Light Co 4.000% 6/01/42 10,457
6 Dominion Energy Inc 3.600% 3/15/27 5,830
110 Dominion Energy Inc 3.375% 4/01/30 101,392
20 Dominion Energy Inc 2.250% 8/15/31 16,783
7 Dominion Energy Inc 4.900% 8/01/41 6,349
43 Dominion Energy Inc 4.850% 8/15/52 38,122
50 Dominion Energy Inc 7.000% 6/01/54 52,510
120 DTE Energy Co 5.100% 3/01/29 121,097
60 Duke Energy Corp 0.900% 9/15/25 57,336
11 Duke Energy Corp 3.150% 8/15/27 10,516
111 Duke Energy Corp 4.300% 3/15/28 109,386
337 Duke Energy Corp 3.950% 8/15/47 257,750
1 Duke Energy Corp 5.000% 8/15/52 897
100 Duke Energy Indiana LLC 5.400% 4/01/53 98,105
27 El Paso Electric Co 5.000% 12/01/44 23,666
18 Emera US Finance LP 3.550% 6/15/26 17,402
52 Emera US Finance LP 4.750% 6/15/46 43,840
23 Enel Chile SA 4.875% 6/12/28 22,615
50 Entergy Arkansas LLC 5.450% 6/01/34 51,630
1 Entergy Corp 0.900% 9/15/25 956
1 Entergy Corp 1.900% 6/15/28 899
1 Entergy Corp 3.750% 6/15/50 729
50 Entergy Louisiana LLC 5.350% 3/15/34 50,962
50 Entergy Louisiana LLC 4.200% 9/01/48 40,443
21 Essential Utilities Inc 3.351% 4/15/50 14,507
50 Evergy Kansas Central Inc 4.250% 12/01/45 42,063
4 Eversource Energy 0.800% 8/15/25 3,819
21 Eversource Energy 3.300% 1/15/28 19,941
100 Eversource Energy 5.850% 4/15/31 103,721
6 Eversource Energy 3.450% 1/15/50 4,268
6 Exelon Corp 2.750% 3/15/27 5,708
50 Exelon Corp 5.150% 3/15/29 50,816
100 Exelon Corp 5.450% 3/15/34 102,007
3 Exelon Corp 4.950% 6/15/35 2,891
21 Exelon Corp 5.100% 6/15/45 19,616
7 Exelon Corp 4.450% 4/15/46 5,973
1 Exelon Corp 4.700% 4/15/50 873
50 FirstEnergy Corp 2.250% 9/01/30 42,768

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITY (continued)
$ 48 FirstEnergy Pennsylvania
Electric Co
6.150% 10/01/38 $ 51,087
30 Fortis Inc/Canada 3.055% 10/04/26 28,792
50 Georgia Power Co 5.004% 2/23/27 50,487
81 Georgia Power Co 3.700% 1/30/50 61,715
28 Iberdrola International BV 6.750% 7/15/36 32,231
10 Idaho Power Co 5.800% 4/01/54 10,213
10 Interstate Power and Light Co 4.100% 9/26/28 9,754
17 IPALCO Enterprises Inc 4.250% 5/01/30 16,132
1 ITC Holdings Corp 5.300% 7/01/43 947
12 National Grid USA 5.803% 4/01/35 12,304
60 National Rural Utilities
Cooperative Finance Corp
4.800% 3/15/28 60,283
18 NextEra Energy Capital
Holdings Inc
4.450% 6/20/25 17,872
8 NextEra Energy Capital
Holdings Inc
1.875% 1/15/27 7,463
100 NextEra Energy Capital
Holdings Inc
4.900% 2/28/28 100,509
67 NextEra Energy Capital
Holdings Inc
1.900% 6/15/28 60,377
4 NextEra Energy Capital
Holdings Inc
3.500% 4/01/29 3,785
129 (b) NextEra Energy Capital
Holdings Inc
5.000% 7/15/32 128,974
100 NextEra Energy Capital
Holdings Inc
6.700% 9/01/54 101,623
4 NextEra Energy Capital
Holdings Inc
5.650% 5/01/79 3,859
3 NextEra Energy Capital
Holdings Inc
3.800% 3/15/82 2,793
9 NiSource Inc 3.490% 5/15/27 8,693
98 NiSource Inc 5.950% 6/15/41 100,848
56 NiSource Inc 5.650% 2/01/45 55,651
7 NiSource Inc 3.950% 3/30/48 5,437
19 NiSource Inc 5.000% 6/15/52 17,372
50 Northern States Power Co/WI 5.650% 6/15/54 51,350
100 NSTAR Electric Co 4.950% 9/15/52 92,801
4 Oglethorpe Power Corp 5.950% 11/01/39 4,119
79 Oglethorpe Power Corp 4.200% 12/01/42 63,115
14 Oglethorpe Power Corp 4.250% 4/01/46 11,115
13 Oglethorpe Power Corp 5.050% 10/01/48 11,654
7 Oglethorpe Power Corp 5.250% 9/01/50 6,487
50 Ohio Power Co 5.650% 6/01/34 51,407
50 Oncor Electric Delivery Co LLC 5.350% 10/01/52 48,946
8 Pacific Gas and Electric Co 3.300% 12/01/27 7,567
9 (b) Pacific Gas and Electric Co 3.000% 6/15/28 8,393
9 Pacific Gas and Electric Co 4.200% 3/01/29 8,664
100 Pacific Gas and Electric Co 5.900% 6/15/32 102,709
210 (b) Pacific Gas and Electric Co 6.950% 3/15/34 231,669
109 Pacific Gas and Electric Co 4.200% 6/01/41 87,443
6 Pacific Gas and Electric Co 4.450% 4/15/42 4,908
8 Pacific Gas and Electric Co 3.750% 8/15/42 5,973
7 Pacific Gas and Electric Co 4.300% 3/15/45 5,507
7 Pacific Gas and Electric Co 4.000% 12/01/46 5,226
7 Pacific Gas and Electric Co 3.950% 12/01/47 5,179
106 Pacific Gas and Electric Co 4.950% 7/01/50 90,349
104 Pacific Gas and Electric Co 5.250% 3/01/52 91,726
230 PacifiCorp 5.500% 5/15/54 218,468
65 Piedmont Natural Gas Co Inc 3.640% 11/01/46 47,907
11 Piedmont Natural Gas Co Inc 3.350% 6/01/50 7,545

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITY (continued)
$ 30 Pinnacle West Capital Corp 1.300% 6/15/25 $ 28,928
100 Potomac Electric Power Co 5.500% 3/15/54 100,660
10 PPL Capital Funding Inc 3.100% 5/15/26 9,694
1 PPL Capital Funding Inc 4.125% 4/15/30 962
100 PPL Electric Utilities Corp 4.150% 6/15/48 83,501
110 Public Service Co of Colorado 5.250% 4/01/53 103,811
100 Public Service Electric and Gas
Co
5.450% 8/01/53 101,206
50 Public Service Enterprise
Group Inc
5.200% 4/01/29 50,852
26 Puget Energy Inc 2.379% 6/15/28 23,490
36 Puget Energy Inc 4.100% 6/15/30 34,001
50 San Diego Gas & Electric Co 4.150% 5/15/48 41,416
4 Sempra 3.250% 6/15/27 3,830
52 Sempra 3.400% 2/01/28 49,661
38 Sempra 3.800% 2/01/38 32,041
59 Sempra 4.000% 2/01/48 46,237
14 Sempra 4.125% 4/01/52 12,918
20 Southern California Edison Co 5.150% 6/01/29 20,356
100 Southern California Edison Co 5.700% 3/01/53 100,655
50 Southern Co Gas Capital Corp 6.000% 10/01/34 51,508
1 Southern Co Gas Capital Corp 4.400% 5/30/47 838
1 Southern Co/The 5.113% 8/01/27 1,008
50 Southern Co/The 4.850% 6/15/28 50,254
120 Southern Co/The 5.700% 3/15/34 124,962
51 Southern Power Co 4.950% 12/15/46 45,572
45 Southwest Gas Corp 4.150% 6/01/49 35,121
8 Southwestern Electric Power
Co
1.650% 3/15/26 7,599
104 Southwestern Electric Power
Co
4.100% 9/15/28 100,978
1 Southwestern Electric Power
Co
3.900% 4/01/45 764
109 Southwestern Electric Power
Co
3.250% 11/01/51 71,411
21 Southwestern Public Service Co 6.000% 10/01/36 21,808
38 Spire Inc 4.700% 8/15/44 32,570
50 Union Electric Co 5.200% 4/01/34 50,810
35 Union Electric Co 5.450% 3/15/53 34,505
100 Virginia Electric and Power Co 5.350% 1/15/54 97,678
90 WEC Energy Group Inc 4.750% 1/15/28 90,244
60 Wisconsin Power and Light Co 4.100% 10/15/44 48,185
11 Xcel Energy Inc 1.750% 3/15/27 10,163
1 Xcel Energy Inc 4.000% 6/15/28 971
7 Xcel Energy Inc 4.800% 9/15/41 6,189
TOTAL UTILITY 6,487,429
TOTAL CORPORATE DEBT
(cost $15,950,045) 15,204,553
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. TREASURY - 27.5%
$ 425 United States Treasury Note/Bond 0.375% 1/31/26 399,932
400 United States Treasury Note/Bond 4.250% 1/31/26 398,703
425 United States Treasury Note/Bond 0.750% 3/31/26 400,264
700 United States Treasury Note/Bond 4.500% 3/31/26 701,012
703 United States Treasury Note/Bond 0.750% 4/30/26 661,164
425 United States Treasury Note/Bond 4.875% 4/30/26 428,536
100 United States Treasury Note/Bond 4.875% 5/31/26 100,922
3 United States Treasury Note/Bond 0.875% 6/30/26 2,626

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 600 United States Treasury Note/Bond 4.625% 6/30/26 $ 603,492
450 United States Treasury Note/Bond 4.375% 7/31/26 450,984
4 United States Treasury Note/Bond 1.250% 12/31/26 3,363
1,200 United States Treasury Note/Bond 4.000% 1/15/27 1,195,359
250 United States Treasury Note/Bond 4.250% 3/15/27 250,801
1 United States Treasury Note/Bond 2.500% 3/31/27 960
30 United States Treasury Note/Bond 2.750% 4/30/27 28,952
200 United States Treasury Note/Bond 4.500% 5/15/27 202,063
3 United States Treasury Note/Bond 3.250% 6/30/27 2,738
0 (d) United States Treasury Note/Bond 2.750% 7/31/27 385
150 United States Treasury Note/Bond 3.625% 5/31/28 148,078
105 United States Treasury Note/Bond 4.375% 8/31/28 106,567
100 United States Treasury Note/Bond 4.875% 10/31/28 103,512
150 United States Treasury Note/Bond 3.125% 11/15/28 145,002
500 United States Treasury Note/Bond 4.000% 1/31/29 501,035
275 United States Treasury Note/Bond 4.250% 2/28/29 278,599
600 United States Treasury Note/Bond 4.625% 4/30/29 617,625
550 United States Treasury Note/Bond 4.500% 5/31/29 563,664
300 United States Treasury Note/Bond 4.000% 7/31/29 301,031
100 United States Treasury Note/Bond 4.250% 2/28/31 101,660
30 United States Treasury Note/Bond 4.000% 2/15/34 29,873
250 United States Treasury Note/Bond 4.375% 5/15/34 256,406
300 United States Treasury Note/Bond 3.375% 8/15/42 261,633
100 United States Treasury Note/Bond 3.875% 2/15/43 93,215
270 United States Treasury Note/Bond 4.500% 2/15/44 272,700
150 United States Treasury Note/Bond 4.625% 5/15/44 154,055
25 United States Treasury Note/Bond 4.750% 11/15/53 26,684
50 United States Treasury Note/Bond 4.625% 5/15/54 52,359
TOTAL U.S. TREASURY
(cost $9,925,542) 9,845,954
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 19.2%
$ 250 American Express Credit Account Master Trust 2022 2 3.390% 5/17/27 246,615
100 (c) Avis Budget Rental Car Funding AESOP LLC 2020 1A 2.330% 8/20/26 97,438
150 BANK 2024-BNK47 2024 BNK47 6.457% 6/15/57 157,692
50 BANK5 2023-5YR3 2023 5YR3 6.724% 9/15/56 53,117
43 BANK5 2023-5YR4 2023 5YR4 6.500% 12/15/56 45,566
100 BBCMS Mortgage Trust 2022-C17 2022 C17 4.174% 9/15/55 95,022
150 Benchmark 2021-B27 Mortgage Trust 2021 B27 2.703% 7/15/54 105,024
100 Benchmark 2024-V7 Mortgage Trust 2024 V7 6.228% 6/15/29 105,049
45 BMO Mortgage Trust 2023 5C2 6.673% 11/15/56 47,465
150 Capital One Multi-Asset Execution Trust 2022 A2 3.490% 5/15/27 148,015
50 Carmax Auto Owner Trust 2024-3 2024 3 5.210% 9/15/27 50,069
50 (c) Chase Auto Owner Trust 2024-3 2024 3A 5.220% 7/25/29 50,536
250 COMM 2015-LC19 Mortgage Trust 2015 LC19 3.527% 2/10/48 246,240
85 (c) Dell Equipment Finance Trust 2023 3 6.100% 4/23/29 85,085
50 (c) Enterprise Fleet Financing 2024-3 LLC 2024 3 5.310% 4/20/27 50,157
50 Exeter Automobile Receivables Trust 2024-4 2024 4A 5.290% 8/15/30 50,207
23 Fannie Mae Pool FN MA1489 3.000% 7/01/43 21,232
59 Fannie Mae Pool FN MA3211 4.000% 12/01/47 56,726
36 Fannie Mae Pool FN MA3277 4.000% 2/01/48 34,004
79 Fannie Mae Pool FN MA3305 3.500% 3/01/48 72,542
24 Fannie Mae Pool FN MA3306 4.000% 3/01/48 23,053
48 Fannie Mae Pool FN MA3383 3.500% 6/01/48 44,388
136 Fannie Mae Pool FN MA3416 4.500% 7/01/48 132,783
45 Fannie Mae Pool FN MA3663 3.500% 5/01/49 41,567
69 Fannie Mae Pool FN MA3744 3.000% 8/01/49 61,539
173 Fannie Mae Pool FN MA4160 3.000% 10/01/50 153,641
234 Fannie Mae Pool FN MA4305 2021 MTGE 2.000% 4/01/51 189,206
124 Fannie Mae Pool FN MA4438 2021 1 2.500% 10/01/51 105,289

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 115 Fannie Mae Pool FN MA4562 2.000% 3/01/52 $ 92,498
242 Fannie Mae Pool FN MA4578 2.500% 4/01/52 204,499
85 Fannie Mae Pool FN MA4737 2022 1 5.000% 8/01/52 83,538
421 Fannie Mae Pool FN MA4738 5.500% 8/01/52 422,633
172 Fannie Mae Pool FN MA4761 5.000% 9/01/52 169,747
99 Fannie Mae Pool FN MA5216 6.000% 12/01/53 99,920
96 Fannie Mae Pool FN MA5295 6.000% 3/01/54 96,855
96 Fannie Mae Pool FN MA5329 6.500% 4/01/54 97,902
95 Fannie Mae Pool FN MA5391 7.000% 6/01/54 97,946
50 Ford Credit Auto Lease Trust 2024-B 2024 B 4.990% 12/15/27 50,263
50 Ford Credit Auto Owner Trust 2024-B 2024 B 5.100% 4/15/29 50,597
200 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K505
4.819% 6/25/28 202,706
200 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K506
4.650% 8/25/28 201,288
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K507
4.800% 9/25/28 101,149
191 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 171,561
246 Freddie Mac Pool FR SD5345 2.500% 4/01/52 207,474
100 GM Financial Automobile Leasing Trust 2024-1 2024 1 5.090% 3/22/27 100,200
70 GM Financial Consumer Automobile Receivables Trust
2022-2 2022 2
3.100% 2/16/27 69,114
221 GS Mortgage Securities Trust 2016-GS4 2016 GS4 3.178% 11/10/49 213,096
100 (c) Hertz Vehicle Financing III LLC 2022 1A 1.990% 6/25/26 97,658
50 Honda Auto Receivables 2024-2 Owner Trust 2024 2 5.270% 11/20/28 50,674
100 (c) HPEFS Equipment Trust 2023 2A 6.040% 1/21/31 100,319
108 Hyundai Auto Receivables Trust 2022-B 2022 B 3.720% 11/16/26 107,173
100 John Deere Owner Trust 2022 2022 A 2.490% 1/16/29 97,147
25 Mercedes-Benz Auto Receivables Trust 2024-1 2024 1 4.790% 7/15/31 25,244
20 Morgan Stanley Bank of America Merrill Lynch Trust 2015-
C20 2015 C20
3.249% 2/15/48 19,800
250 Morgan Stanley Capital I Trust 2021-L5 2021 L5 1.518% 5/15/54 230,821
100 (c) OneMain Financial Issuance Tru 2023 2A 6.170% 9/15/36 103,331
100 Santander Drive Auto Receivabl 2023 4 6.040% 12/15/31 102,548
1 Santander Drive Auto Receivables Trust 2022-5 2022 5 4.110% 8/17/26 1,300
63 (c) Tesla Auto Lease Trust 2023-A 2023 A 5.860% 8/20/25 63,120
50 Toyota Auto Receivables 2024-C Owner Trust 2024 C 4.880% 3/15/29 50,309
100 UNITED STATES 2023 B 5.600% 2/15/29 101,528
100 Verizon Master Trust 2022 7 5.230% 11/22/27 99,906
45 Verizon Master Trust Series 2024-4 2024 4 5.210% 6/20/29 45,479
200 Wells Fargo Commercial Mortgage Trust 2024-5C1 2024
5C1
5.928% 7/15/57 207,422
10 (c) Westlake Automobile Receivables Trust 2022-1 2022 1A 2.750% 3/15/27 10,150
50 World Omni Auto Receivables Trust 2024-B 2024 B 5.270% 9/17/29 50,720
TOTAL SECURITIZED
(cost $6,714,361) 6,866,902
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 9.5%
GOVERNMENT AGENCY - 0.4%
$ 20 Export-Import Bank of Korea 2.500% 6/29/41 14,355
1 Federal National Mortgage
Association
1.875% 9/24/26 951
6 Federal National Mortgage
Association
5.625% 7/15/37 6,775
9 Tennessee Valley Authority 5.250% 9/15/39 9,527
129 Tennessee Valley Authority 3.500% 12/15/42 109,136

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
GOVERNMENT AGENCY (continued)
$ 5 Tennessee Valley Authority 4.250% 9/15/52 $ 4,501
TOTAL GOVERNMENT
AGENCY 145,245
MUNICIPAL BONDS - 3.6% (e)
18 Bay Area Toll Authority,
California, Revenue Bonds, San
Francisco Bay Area Toll Bridge,
Series 2021 (Optional Call:
4/31 at 100.00)
3.126% 4/01/55 12,789
16 Bay Area Toll Authority,
California, Revenue Bonds,
San Francisco Bay Area Toll
Bridge, Subordinate Lien, Build
America Federally Taxable
Bond Series 2010S-1 (No Opt.
Call)
6.918% 4/01/40 18,524
60 Board of Regents of the
University of Texas System,
Revenue Financing System
Bonds, Green Series 2016B (No
Opt. Call)
3.852% 8/15/46 51,820
42 California State University,
Systemwide Revenue Bonds,
Taxable Series 2021B (No Opt.
Call)
2.719% 11/01/52 29,472
10 California State University,
Systemwide Revenue Bonds,
Taxable Series 2021B (Optional
Call: 11/31 at 100.00)
2.939% 11/01/52 7,100
50 California State, General
Obligation Bonds, Taxable
Various Purpose Series 2018
(Optional Call: 4/28 at 100.00)
4.500% 4/01/33 49,192
70 California State, General
Obligation Bonds, Taxable
Various Purpose Series 2018
(Optional Call: 4/28 at 100.00)
4.600% 4/01/38 68,050
50 California State, General
Obligation Bonds, Various
Purpose Build America Taxable
Bond Series 2010 (No Opt.
Call)
7.625% 3/01/40 61,265
10 Chicago Greater Metropolitan
Water Reclamation District,
Illinois, General Obligation
Bonds, Build America Taxable
Bonds, Series 2009 (No Opt.
Call)
5.720% 12/01/38 10,560
29 Chicago Transit Authority,
Illinois, Sales and Transfer
Tax Receipts Revenue Bonds,
Pension Funding Taxable Series
2008B (No Opt. Call)
6.899% 12/01/40 32,701
47 Chicago, Illinois, General
Airport Revenue Bonds, O'Hare
International Airport, Taxable
Senior Lien Series 2018C (No
Opt. Call)
4.572% 1/01/54 44,187

Principal
Amount (000) Description (a) Coupon Maturity Value
MUNICIPAL BONDS (continued)
$ 40 Commonwealth Financing
Authority, Pennsylvania,
Revenue Bonds, Taxable Series
2021A (No Opt. Call)
2.991% 6/01/42 $ 30,700
6 Commonwealth Financing
Authority, Pennsylvania, State
Appropriation Lease Bonds,
Plancon Program, Taxable
Series 2018A (No Opt. Call)
3.864% 6/01/38 5,527
10 Cook County, Illinois, General
Obligation Bonds, Build
America Taxable Bonds, Series
2010D (No Opt. Call)
6.229% 11/15/34 10,789
40 Dallas Area Rapid Transit, Texas,
Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien
Series 2021A (Optional Call:
12/31 at 100.00)
2.613% 12/01/48 28,095
20 Dallas Fort Worth International
Airport, Texas,  Joint Revenue
Bonds, Taxable Improvement
Series 2022A (No Opt. Call)
4.087% 11/01/51 17,271
20 Dallas Fort Worth International
Airport, Texas,  Joint Revenue
Bonds, Taxable Improvement
Series 2022A (Optional Call:
11/32 at 100.00)
4.507% 11/01/51 18,452
40 Dallas-Fort Worth International
Airport, Texas, Joint Revenue
Bonds, Taxable Refunding
Series 2021C (Optional Call:
11/31 at 100.00)
2.843% 11/01/46 29,721
1 Dormitory Authority of the
State of New York, State
Personal Income Tax Revenue
Bonds, General Purpose, Series
2021C (No Opt. Call)
2.202% 3/15/34 814
20 Florida State Board of
Administration Finance
Corporation, Revenue
Bonds, Taxable, Series 2024A
(Optional Call: 1/34 at 100.00)
5.526% 7/01/34 20,540
30 Golden State Tobacco
Securitization Corporation,
California, Tobacco Settlement
Asset-Backed Bonds, Taxable
Senior Series 2021A-1
(Optional Call: 12/31 at 100.00)
4.214% 6/01/50 23,146
40 Grand Parkway Transportation
Corporation, Texas, System
Toll Revenue Bonds, Taxable
Refunding Subordinate Lien
Series 2020B. Tela Supported
(Optional Call: 4/30 at 100.00)
3.236% 10/01/52 30,234
126 Illinois State, General
Obligation Bonds, Pension
Funding Series 2003 (No Opt.
Call)
5.100% 6/01/33 125,550
40 Kansas Development Finance
Authority, Kansas, Revenue
Bonds, State of Kansas KPERS
Projects, Taxable Series 2021K
(No Opt. Call)
2.774% 5/01/51 28,513

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
MUNICIPAL BONDS (continued)
$ 30 Los Angeles Community
College District, California,
General Obligation Bonds,
Build America Taxable Bonds,
Series 2010 (No Opt. Call)
6.750% 8/01/49 $ 35,192
11 Michigan Finance Authority,
Hospital Revenue Bonds, Trinity
Health Credit Group, Taxable
Refunding Series 2019-T (No
Opt. Call)
3.384% 12/01/40 9,175
21 Missouri Health and
Educational Facilities Authority,
Revenue Bonds, Washington
University, Series 2016B (No
Opt. Call)
3.086% 9/15/51 15,297
36 Municipal Electric Authority of
Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Taxable Build
America Bonds Series 2010A
(No Opt. Call)
6.637% 4/01/57 40,536
45 New Jersey Turnpike Authority,
Revenue Bonds, Build America
Taxable Bonds, Series 2010A
(No Opt. Call)
7.102% 1/01/41 52,438
1 New York City Municipal Water
Finance Authority, New York,
Water and Sewer System
Revenue Bonds, Second
Generation Resolution, Build
America Taxable Bonds, Fiscal
2011 Series AA (No Opt. Call)
5.440% 6/15/43 1,001
15 New York City Transitional
Finance Authority, New York,
Future Tax Secured Bonds,
Build America Taxable Bonds,
Series 2010B-1 (No Opt. Call)
5.572% 11/01/38 15,481
50 North Texas Tollway Authority,
System Revenue Bonds,
Refunding First Tier Taxable
Series 2021A (Optional Call:
1/31 at 100.00)
3.011% 1/01/43 39,161
10 Ohio State University, General
Receipts Bonds, Build America
Taxable Bond Series 2010C
(No Opt. Call)
4.910% 6/01/40 9,871
100 Port Authority of New York
and New Jersey, Consolidated
Revenue Bonds, Two Hundred
Twenty-Fifth Series 2021
(Optional Call: 7/31 at 100.00)
3.175% 7/15/60 69,534
39 Province of British Columbia
Canada (No Opt. Call)
1.300% 1/29/31 32,549
75 Sales Tax Securitization
Corporation, Illinois, Series
2021 (No Opt. Call)
3.238% 1/01/42 60,448
90 Texas Transportation
Commission, General
Obligation Bonds, Mobility
Fund, Refunding Series 2020
(Optional Call: 10/30 at 100.00)
2.472% 10/01/44 64,992

Principal
Amount (000) Description (a) Coupon Maturity Value
MUNICIPAL BONDS (continued)
$ 93 The Rector and Visitors of the
University of Virginia, General
Revenue Bonds, Taxable
Pledge and Refunding Series
2020 (Optional Call: 3/50 at
100.00)
2.256% 9/01/50 $ 57,662
32 Tucson, Arizona, Certificates
of Participation, Taxable Series
2021A (No Opt. Call)
2.856% 7/01/47 23,851
30 University of Michigan, General
Revenue Bonds, Series 2022A
(Optional Call: 10/51 at 100.00)
3.504% 4/01/52 23,728
TOTAL MUNICIPAL BONDS 1,305,928
SOVEREIGN DEBT - 5.4%
1 Chile Government International
Bond
3.625% 10/30/42 786
102 Chile Government International
Bond
3.500% 1/25/50 74,628
13 Chile Government International
Bond
4.000% 1/31/52 10,232
13 Chile Government International
Bond
3.250% 9/21/71 8,225
9 Colombia Government
International Bond
4.125% 2/22/42 5,995
13 Colombia Government
International Bond
5.000% 6/15/45 9,264
19 Colombia Government
International Bond
5.200% 5/15/49 13,586
13 Colombia Government
International Bond
4.125% 5/15/51 7,904
13 Colombia Government
International Bond
3.875% 2/15/61 7,288
1 Hungary Government
International Bond
7.625% 3/29/41 1,151
1 Indonesia Government
International Bond
4.350% 1/11/48 872
1 Indonesia Government
International Bond
5.350% 2/11/49 1,009
143 Indonesia Government
International Bond
4.300% 3/31/52 122,015
10 Indonesia Government
International Bond
4.450% 4/15/70 8,354
25 Indonesia Government
International Bond
3.350% 3/12/71 16,435
20 Inter-American Development
Bank
4.375% 1/24/44 19,165
28 Israel Government International
Bond
4.500% 1/30/43 23,240
100 Israel Government International
Bond
4.125% 1/17/48 75,157
11 Korea International Bond 3.875% 9/20/48 9,478
200 Mexico Government
International Bond
6.000% 5/07/36 199,038
70 Mexico Government
International Bond
4.280% 8/14/41 55,490
200 Mexico Government
International Bond
4.750% 3/08/44 163,733
200 Mexico Government
International Bond
6.338% 5/04/53 191,646

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
SOVEREIGN DEBT (continued)
$ 200 Panama Government
International Bond
6.875% 1/31/36 $ 200,208
98 Panama Government
International Bond
4.500% 5/15/47 69,538
130 Panama Government
International Bond
3.870% 7/23/60 76,564
93 Peruvian Government
International Bond
3.300% 3/11/41 70,348
17 Peruvian Government
International Bond
3.550% 3/10/51 12,301
5 Peruvian Government
International Bond
2.780% 12/01/60 2,860
1 Peruvian Government
International Bond
3.600% 1/15/72 653
16 Peruvian Government
International Bond
3.230% 7/28/21 9,188
20 Philippine Government
International Bond
6.375% 10/23/34 22,175
10 Philippine Government
International Bond
5.000% 1/13/37 9,950
19 Philippine Government
International Bond
3.700% 3/01/41 15,675
200 Philippine Government
International Bond
3.200% 7/06/46 143,782
60 Republic of Italy Government
International Bond
4.000% 10/17/49 45,257
110 Republic of Poland
Government International
Bond
5.125% 9/18/34 110,359
30 Republic of Poland
Government International
Bond
5.500% 4/04/53 29,661
17 Uruguay Government
International Bond
5.100% 6/18/50 16,314
90 Uruguay Government
International Bond
4.975% 4/20/55 83,631
TOTAL SOVEREIGN DEBT 1,943,155
UTILITY - 0.1%
20 San Antonio, Texas, Electric and
Gas System Revenue Bonds,
Build America Taxable Bond
Series 2010A
5.718% 2/01/41 20,621
TOTAL UTILITY 20,621
TOTAL GOVERNMENT RELATED
(cost $4,186,410) 3,414,949
TOTAL LONG-TERM INVESTMENTS
(cost $36,776,358) 35,332,358

Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES
LENDING - 1.7%
603,972 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(g) $ 603,972
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $603,972) $ 603,972
TOTAL INVESTMENTS (cost $37,380,330 ) - 100.3% 35,936,330
OTHER ASSETS & LIABILITIES, NET - (0.3)% (119,529)
NET ASSETS - 100% $ 35,816,801
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $590,797.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $802,019 or 2.2% of Total Investments.
(d) Principal Amount (000) rounds to less than $1,000.
(e) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
(NUSA)
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.2%
X –
U.S. TREASURY - 61.2%
$ 150 United States Treasury Note/Bond 4.875% 11/30/25 $ 150,586
200 United States Treasury Note/Bond 0.375% 12/31/25 188,758
550 United States Treasury Note/Bond 4.250% 12/31/25 547,959
250 United States Treasury Note/Bond 3.875% 1/15/26 247,793
800 United States Treasury Note/Bond 4.000% 2/15/26 794,531
300 United States Treasury Note/Bond 0.750% 4/30/26 281,906
2,700 United States Treasury Note/Bond 4.875% 4/30/26 2,722,465
700 United States Treasury Note/Bond 4.875% 5/31/26 706,453
50 United States Treasury Note/Bond 0.875% 6/30/26 46,891
950 United States Treasury Note/Bond 4.625% 6/30/26 955,529
550 United States Treasury Note/Bond 4.375% 7/31/26 551,203
100 United States Treasury Note/Bond 1.125% 10/31/26 93,449
100 United States Treasury Note/Bond 1.250% 12/31/26 93,422
900 United States Treasury Note/Bond 1.875% 2/28/27 850,676
300 United States Treasury Note/Bond 2.500% 3/31/27 288,082
850 United States Treasury Note/Bond 2.750% 4/30/27 820,316
850 United States Treasury Note/Bond 2.625% 5/31/27 816,963
150 United States Treasury Note/Bond 3.250% 6/30/27 146,684
250 United States Treasury Note/Bond 2.750% 7/31/27 240,752
150 United States Treasury Note/Bond 3.125% 8/31/27 145,969
500 United States Treasury Note/Bond 4.125% 10/31/27 501,328
500 United States Treasury Note/Bond 3.875% 11/30/27 497,559
100 United States Treasury Note/Bond 3.875% 12/31/27 99,551
500 United States Treasury Note/Bond 3.500% 1/31/28 491,621
300 United States Treasury Note/Bond 4.000% 2/29/28 299,894
700 United States Treasury Note/Bond 3.625% 3/31/28 691,113
700 United States Treasury Note/Bond 3.500% 4/30/28 687,969
400 United States Treasury Note/Bond 3.625% 5/31/28 394,875
200 United States Treasury Note/Bond 4.000% 6/30/28 200,101
75 United States Treasury Note/Bond 4.125% 7/31/28 75,390
300 United States Treasury Note/Bond 4.625% 9/30/28 307,430
250 United States Treasury Note/Bond 4.375% 11/30/28 254,141
300 United States Treasury Note/Bond 4.000% 1/31/29 300,621
500 United States Treasury Note/Bond 4.250% 2/28/29 506,543
300 United States Treasury Note/Bond 4.125% 3/31/29 302,273
2,150 United States Treasury Note/Bond 4.625% 4/30/29 2,213,156
1,000 United States Treasury Note/Bond 4.500% 5/31/29 1,024,844
100 United States Treasury Note/Bond 4.250% 6/30/29 101,383
200 United States Treasury Note/Bond 4.000% 7/31/29 200,687
TOTAL U.S. TREASURY
(cost $19,840,187) 19,840,866
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE DEBT - 24.7%
FINANCIALS - 10.4%
$ 60 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.875% 1/23/28 57,844
20 Aflac Inc 1.125% 3/15/26 18,879
20 Air Lease Corp 2.875% 1/15/26 19,335
30 Ally Financial Inc 7.100% 11/15/27 31,654
60 American Express Co 5.850% 11/05/27 62,196
90 Banco Santander SA 1.722% 9/14/27 83,612
131 Bank of America Corp 1.734% 7/22/27 122,967
160 Bank of America Corp 4.376% 4/27/28 158,001

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 40 Bank of Montreal 5.717% 9/25/28 $ 41,431
50 Bank of New York Mellon Corp/
The
0.750% 1/28/26 47,136
50 Bank of Nova Scotia/The 1.350% 6/24/26 46,858
80 Barclays PLC 2.279% 11/24/27 75,072
11 Boston Properties LP 2.750% 10/01/26 10,372
20 Brixmor Operating Partnership
LP
3.900% 3/15/27 19,418
30 Canadian Imperial Bank of
Commerce
3.945% 8/04/25 29,656
50 Canadian Imperial Bank of
Commerce
5.260% 4/08/29 50,831
74 Capital One Financial Corp 7.149% 10/29/27 77,156
14 Capital One Financial Corp 3.800% 1/31/28 13,503
20 Centene Corp 4.250% 12/15/27 19,364
20 Charles Schwab Corp/The 1.150% 5/13/26 18,704
17 Charles Schwab Corp/The 2.450% 3/03/27 16,037
20 Charles Schwab Corp/The 5.643% 5/19/29 20,491
150 Citigroup Inc 4.658% 5/24/28 149,266
60 Citizens Financial Group Inc 2.850% 7/27/26 57,425
30 Cooperatieve Rabobank UA 4.375% 8/04/25 29,683
60 Deutsche Bank AG/New York
NY
2.129% 11/24/26 57,473
30 Digital Realty Trust LP 3.700% 8/15/27 29,025
20 Elevance Health Inc 3.650% 12/01/27 19,390
20 Equitable Holdings Inc 4.350% 4/20/28 19,635
20 Fifth Third Bancorp 1.707% 11/01/27 18,592
20 GATX Corp 3.250% 9/15/26 19,330
170 Goldman Sachs Group Inc/The 4.482% 8/23/28 167,966
24 Goldman Sachs Group Inc/The 6.484% 10/24/29 25,397
20 Healthpeak OP LLC 3.250% 7/15/26 19,376
122 HSBC Holdings PLC 4.755% 6/09/28 121,299
60 Humana Inc 5.750% 12/01/28 62,111
30 ING Groep NV 1.726% 4/01/27 28,381
260 JPMorgan Chase & Co 2.947% 2/24/28 248,119
58 JPMorgan Chase & Co 4.851% 7/25/28 58,084
50 JPMorgan Chase & Co 4.995% 7/22/30 50,371
40 Kimco Realty OP LLC 3.800% 4/01/27 38,938
20 (b) Lincoln National Corp 3.625% 12/12/26 19,418
60 Lloyds Banking Group PLC 4.582% 12/10/25 59,382
30 (b) M&T Bank Corp 7.413% 10/30/29 32,246
20 Manulife Financial Corp 4.150% 3/04/26 19,770
60 Mitsubishi UFJ Financial Group
Inc
4.080% 4/19/28 58,840
83 Morgan Stanley 5.164% 4/20/29 83,836
50 Morgan Stanley 5.042% 7/19/30 50,348
40 Nasdaq Inc 5.350% 6/28/28 40,994
30 NatWest Group PLC 4.800% 4/05/26 29,887
5 ORIX Corp 5.000% 9/13/27 5,038
20 PNC Financial Services Group
Inc/The
1.150% 8/13/26 18,600
50 PNC Financial Services Group
Inc/The
6.615% 10/20/27 51,782
10 Progressive Corp/The 2.500% 3/15/27 9,473
50 Royal Bank of Canada 1.200% 4/27/26 46,989
50 (b) Royal Bank of Canada 4.969% 8/02/30 50,427
40 Santander Holdings USA Inc 2.490% 1/06/28 37,280
20 Santander UK Group Holdings
PLC
1.673% 6/14/27 18,727
20 SITE Centers Corp 4.700% 6/01/27 20,013
20 (b) State Street Corp 5.820% 11/04/28 20,703

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 68 Sumitomo Mitsui Financial
Group Inc
3.784% 3/09/26 $ 66,764
20 Toronto-Dominion Bank/The 1.200% 6/03/26 18,759
50 Toronto-Dominion Bank/The 1.250% 9/10/26 46,480
50 Truist Financial Corp 7.161% 10/30/29 53,857
50 UBS Group AG 4.550% 4/17/26 49,576
50 UnitedHealth Group Inc 4.600% 4/15/27 50,143
70 US Bancorp 3.100% 4/27/26 67,842
30 Ventas Realty LP 3.850% 4/01/27 29,177
50 Westpac Banking Corp 5.050% 4/16/29 51,036
20 Willis North America Inc 4.650% 6/15/27 19,883
TOTAL FINANCIALS 3,387,648
INDUSTRIAL - 12.7%
40 3M Co 2.250% 9/19/26 37,939
60 Adobe Inc 4.850% 4/04/27 60,695
10 Amcor Finance USA Inc 3.625% 4/28/26 9,758
50 Amcor Group Finance PLC 5.450% 5/23/29 50,983
50 American Honda Finance Corp 5.250% 7/07/26 50,488
50 American Tower Corp 3.650% 3/15/27 48,512
70 Amgen Inc 3.200% 11/02/27 66,911
50 Astrazeneca Finance LLC 1.200% 5/28/26 47,017
70 AT&T Inc 1.700% 3/25/26 66,480
20 AutoZone Inc 5.050% 7/15/26 20,106
20 Baxter International Inc 2.600% 8/15/26 19,126
50 Bristol-Myers Squibb Co 3.200% 6/15/26 48,676
40 Broadcom Corp / Broadcom
Cayman Finance Ltd
3.875% 1/15/27 39,212
20 Canadian Pacific Railway Co 1.750% 12/02/26 18,704
77 Caterpillar Financial Services
Corp
0.800% 11/13/25 73,348
20 Celanese US Holdings LLC 6.165% 7/15/27 20,536
40 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
6.150% 11/10/26 40,765
21 Cigna Group/The 1.250% 3/15/26 19,824
60 Cisco Systems Inc 4.900% 2/26/26 60,319
20 CNH Industrial Capital LLC 1.450% 7/15/26 18,719
80 Comcast Corp 3.300% 4/01/27 77,424
20 Conagra Brands Inc 5.300% 10/01/26 20,181
80 Crown Castle Inc 2.900% 3/15/27 76,083
70 CVS Health Corp 3.625% 4/01/27 67,981
14 Dell International LLC / EMC
Corp
6.020% 6/15/26 14,230
20 Dell International LLC / EMC
Corp
5.250% 2/01/28 20,373
20 Discovery Communications LLC 3.950% 3/20/28 18,820
10 Dollar General Corp 4.625% 11/01/27 9,916
10 DXC Technology Co 1.800% 9/15/26 9,321
50 Eastman Chemical Co 5.000% 8/01/29 50,148
20 eBay Inc 1.400% 5/10/26 18,794
10 Equinix Inc 1.450% 5/15/26 9,393
20 (b) Equinix Inc 1.800% 7/15/27 18,390
60 Fidelity National Information
Services Inc
1.650% 3/01/28 53,879
30 Fiserv Inc 5.450% 3/02/28 30,705
30 Fortive Corp 3.150% 6/15/26 28,986
30 General Mills Inc 4.200% 4/17/28 29,553

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 50 General Motors Financial Co
Inc
5.400% 4/06/26 $ 50,244
60 General Motors Financial Co
Inc
5.800% 1/07/29 61,707
40 Gilead Sciences Inc 2.950% 3/01/27 38,449
60 Global Payments Inc 4.950% 8/15/27 60,127
100 HCA Inc 3.125% 3/15/27 95,784
31 Home Depot Inc/The 2.125% 9/15/26 29,487
10 Home Depot Inc/The 4.900% 4/15/29 10,189
40 HP Inc 1.450% 6/17/26 37,597
20 Illumina Inc 5.750% 12/13/27 20,510
60 Intel Corp 2.600% 5/19/26 57,767
60 International Business
Machines Corp
3.300% 5/15/26 58,609
20 IQVIA Inc 6.250% 2/01/29 20,897
10 Jabil Inc 4.250% 5/15/27 9,820
30 John Deere Capital Corp 0.700% 1/15/26 28,319
93 John Deere Capital Corp 4.950% 7/14/28 94,617
40 Johnson & Johnson 0.550% 9/01/25 38,283
50 Johnson & Johnson 4.800% 6/01/29 51,253
50 Kellanova 3.400% 11/15/27 47,983
60 Keurig Dr Pepper Inc 5.050% 3/15/29 60,950
20 Kinder Morgan Inc 1.750% 11/15/26 18,689
30 Kinder Morgan Inc 4.300% 3/01/28 29,608
40 Kraft Heinz Foods Co 3.000% 6/01/26 38,767
10 Kyndryl Holdings Inc 2.050% 10/15/26 9,341
20 Laboratory Corp of America
Holdings
3.600% 9/01/27 19,319
30 Lennox International Inc 1.700% 8/01/27 27,428
40 Lowe's Cos Inc 4.800% 4/01/26 39,972
30 Mastercard Inc 4.875% 3/09/28 30,591
50 McDonald's Corp 5.000% 5/17/29 50,901
10 McKesson Corp 1.300% 8/15/26 9,336
30 Merck & Co Inc 4.050% 5/17/28 29,794
60 Microsoft Corp 2.400% 8/08/26 57,719
20 Mondelez International Inc 2.625% 3/17/27 18,997
10 Motorola Solutions Inc 4.600% 2/23/28 9,965
30 MPLX LP 4.125% 3/01/27 29,467
20 MPLX LP 4.250% 12/01/27 19,612
20 Nokia Oyj 4.375% 6/12/27 19,451
50 Nutrien Ltd 5.200% 6/21/27 50,531
26 ONEOK Inc 5.550% 11/01/26 26,363
80 Oracle Corp 2.800% 4/01/27 76,140
30 PACCAR Financial Corp 5.050% 8/10/26 30,295
50 PACCAR Financial Corp 5.000% 5/13/27 50,729
10 Parker-Hannifin Corp 4.250% 9/15/27 9,863
10 PayPal Holdings Inc 3.900% 6/01/27 9,829
30 PepsiCo Inc 5.125% 11/10/26 30,412
20 PepsiCo Inc 2.625% 3/19/27 19,090
50 (b) PepsiCo Inc 4.500% 7/17/29 50,429
70 Pfizer Investment Enterprises
Pte Ltd
4.450% 5/19/26 69,736
30 Phillips 66 Co 3.750% 3/01/28 29,038
40 Procter & Gamble Co/The 1.900% 2/01/27 37,720
10 Regal Rexnord Corp 6.050% 4/15/28 10,248
10 Republic Services Inc 2.900% 7/01/26 9,659
20 Rogers Communications Inc 3.200% 3/15/27 19,210
30 Roper Technologies Inc 1.400% 9/15/27 27,142
11 Ryder System Inc 2.850% 3/01/27 10,480
50 Ryder System Inc 6.300% 12/01/28 52,938
10 S&P Global Inc 2.450% 3/01/27 9,482

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 50 Sabine Pass Liquefaction LLC 5.000% 3/15/27 $ 50,149
20 Sherwin-Williams Co/The 3.450% 6/01/27 19,319
20 Starbucks Corp 3.500% 3/01/28 19,241
60 Sysco Corp 3.250% 7/15/27 57,594
20 Thermo Fisher Scientific Inc 5.000% 1/31/29 20,401
80 Toyota Motor Corp 5.275% 7/13/26 80,889
10 Toyota Motor Credit Corp 4.450% 5/18/26 9,959
50 Toyota Motor Credit Corp 4.650% 1/05/29 50,249
32 TransCanada PipeLines Ltd 4.250% 5/15/28 31,337
50 Tyco Electronics Group SA 4.625% 2/01/30 50,124
20 Unilever Capital Corp 4.875% 9/08/28 20,332
30 Verizon Communications Inc 3.000% 3/22/27 28,815
40 Verizon Communications Inc 2.100% 3/22/28 36,664
50 Visa Inc 3.150% 12/14/25 48,997
10 VMware LLC 1.400% 8/15/26 9,327
50 VMware LLC 3.900% 8/21/27 48,620
50 Walt Disney Co/The 1.750% 1/13/26 47,890
30 Warnermedia Holdings Inc 3.755% 3/15/27 28,577
10 Waste Management Inc 3.150% 11/15/27 9,587
20 Western Union Co/The 1.350% 3/15/26 18,837
80 Weyerhaeuser Co 4.750% 5/15/26 79,826
10 Zimmer Biomet Holdings Inc 5.350% 12/01/28 10,233
TOTAL INDUSTRIAL 4,110,145
UTILITY - 1.6%
8 American Water Capital Corp 2.950% 9/01/27 7,612
10 Atmos Energy Corp 3.000% 6/15/27 9,572
20 CMS Energy Corp 3.000% 5/15/26 19,313
50 DTE Energy Co 4.950% 7/01/27 50,185
10 (b) Enel Americas SA 4.000% 10/25/26 9,724
10 Evergy Kansas Central Inc 2.550% 7/01/26 9,618
49 Eversource Energy 2.900% 3/01/27 46,675
27 Exelon Corp 3.400% 4/15/26 26,374
20 Fortis Inc/Canada 3.055% 10/04/26 19,195
10 Louisville Gas and Electric Co 3.300% 10/01/25 9,803
50 National Rural Utilities
Cooperative Finance Corp
5.100% 5/06/27 50,763
26 NiSource Inc 0.950% 8/15/25 24,911
50 OGE Energy Corp 5.450% 5/15/29 51,212
20 Public Service Electric and Gas
Co
2.250% 9/15/26 19,035
50 Public Service Enterprise
Group Inc
5.200% 4/01/29 50,852
48 Sempra 5.400% 8/01/26 48,429
36 Southern California Edison Co 4.900% 6/01/26 35,984
20 WEC Energy Group Inc 5.000% 9/27/25 19,981
TOTAL UTILITY 509,238
TOTAL CORPORATE DEBT
(cost $7,979,026) 8,007,031
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 7.3%
$ 50 BANK 2021-BNK34 2021 BN34 1.935% 6/15/63 46,823
100 Benchmark 2021-B29 Mortgage Trust 2021 B29 2.024% 9/15/54 90,046
50 Benchmark 2024-V7 Mortgage Trust 2024 V7 6.228% 6/15/29 52,525
100 CarMax Auto Owner Trust 2023 4 6.000% 7/17/28 101,888
68 Fannie Mae Pool FN MA3798 3.000% 10/01/34 64,211
18 Fannie Mae Pool FN MA3828 3.000% 11/01/34 17,636

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 20 Fannie Mae Pool FN MA3897 3.000% 1/01/35 $ 19,293
112 Fannie Mae Pool FN MA3985 3.000% 4/01/35 106,223
266 Fannie Mae Pool FN MA4206 2.000% 12/01/35 239,950
107 Fannie Mae Pool FN MA4417 1.500% 9/01/36 93,724
199 Fannie Mae Pool FN MA4469 1.500% 11/01/36 174,512
154 Fannie Mae Pool FN MA4567 2022 2022 2.000% 3/01/37 138,295
78 Fannie Mae Pool FN MA4583 2.500% 4/01/37 71,501
120 Fannie Mae Pool FN MA4602 2.000% 5/01/37 107,506
83 Fannie Mae Pool FN MA4990 4.500% 4/01/38 82,628
88 Fannie Mae Pool FN MA5023 4.000% 5/01/38 85,701
98 Fannie Mae Pool FN MA5061 5.500% 6/01/38 99,469
40 Fannie Mae Pool FN MA5093 5.000% 7/01/38 40,423
95 Fannie Mae Pool FN MA5145 6.000% 9/01/38 96,576
68 Freddie Mac Gold Pool FG G18642 3.500% 4/01/32 66,393
199 Freddie Mac Multifamily Structured Pass Through
Certificates 2015 K046
3.205% 3/25/25 195,917
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K505
4.819% 6/25/28 101,353
50 John Deere Owner Trust 2021 B 0.740% 5/15/28 48,505
48 (c) SoFi Professional Loan Program 2020-C Trust 2020 C 1.950% 2/15/46 44,345
50 Toyota Auto Receivables 2021-B Owner Trust 2021 B 0.530% 10/15/26 48,410
45 Verizon Master Trust Series 2024-4 2024 4 5.210% 6/20/29 45,479
100 Wells Fargo Commercial Mortgage Trust 2018-C44 2018
C44
3.948% 5/15/51 96,812
TOTAL SECURITIZED
(cost $2,489,642) 2,376,144
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 5.0%
GOVERNMENT AGENCY - 2.2%
$ 50 Export Development Canada 4.375% 6/29/26 50,003
100 Federal National Mortgage
Association
0.625% 4/22/25 96,939
37 Kreditanstalt fuer
Wiederaufbau
0.625% 1/22/26 34,974
265 Kreditanstalt fuer
Wiederaufbau
3.625% 4/01/26 261,555
110 Landwirtschaftliche
Rentenbank
1.750% 7/27/26 104,586
10 Oesterreichische Kontrollbank
AG
2.875% 5/23/25 9,835
60 (b) Oesterreichische Kontrollbank
AG
0.500% 2/02/26 56,507
50 Oesterreichische Kontrollbank
AG
4.750% 5/21/27 50,698
36 Svensk Exportkredit AB 4.375% 2/13/26 35,879
TOTAL GOVERNMENT
AGENCY 700,976
MUNICIPAL BONDS - 0.5% (d)
28 Province of British Columbia
Canada (No Opt. Call)
4.800% 11/15/28 28,671
60 Province of Ontario Canada
(No Opt. Call)
4.200% 1/18/29 60,001
60 Province of Quebec Canada
(No Opt. Call)
4.500% 4/03/29 60,789
TOTAL MUNICIPAL BONDS 149,461

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
SOVEREIGN DEBT - 2.3%
$ 100 African Development Bank 0.875% 7/22/26 $ 93,404
50 Asian Development Bank 4.250% 1/09/26 49,807
130 Asian Development Bank 1.000% 4/14/26 122,730
50 Canada Government
International Bond
3.750% 4/26/28 49,442
30 European Bank for
Reconstruction & Development
0.500% 5/19/25 28,963
50 European Investment Bank 2.750% 8/15/25 48,998
110 European Investment Bank 2.375% 5/24/27 104,902
50 European Investment Bank 4.750% 6/15/29 51,600
100 Inter-American Development
Bank
4.500% 5/15/26 100,154
60 International Bank for
Reconstruction & Development
4.625% 8/01/28 61,234
32 International Finance Corp 3.625% 9/15/25 31,633
18 International Finance Corp 4.500% 7/13/28 18,289
TOTAL SOVEREIGN DEBT 761,156
TOTAL GOVERNMENT RELATED
(cost $1,519,502) 1,611,593
TOTAL LONG-TERM INVESTMENTS
(cost $31,828,357) 31,835,634
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES
LENDING - 0.6%
196,094 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(f) $ 196,094
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $196,094) 196,094
TOTAL INVESTMENTS (cost $32,024,451 ) - 98.8% 32,031,728
OTHER ASSETS & LIABILITIES, NET - 1.2% 401,282
NET ASSETS - 100% $ 32,433,010
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $191,735.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $44,345 or 0.1% of Total Investments.
(d) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen ESG High Yield Corporate Bond ETF
(NUHY)
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.9%
X –
CORPORATE DEBT - 97.9%
FINANCIALS - 9.1%
$ 150 Ally Financial Inc 6.700% 2/14/33 $ 154,182
50 (b) Apollo Commercial Real Estate
Finance Inc
4.625% 6/15/29 42,662
250 (b) Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance
7.125% 5/15/31 257,784
20 (b) Bread Financial Holdings Inc 7.000% 1/15/26 19,938
10 (b) Bread Financial Holdings Inc 9.750% 3/15/29 10,722
160 (b) Brookfield Property REIT Inc
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
4.500% 4/01/27 151,245
10 (b) Compass Group Diversified
Holdings LLC
5.250% 4/15/29 9,582
150 (b),(c) Credit Acceptance Corp 9.250% 12/15/28 160,072
19 Diversified Healthcare Trust 4.375% 3/01/31 14,472
200 (b) Encore Capital Group Inc 8.500% 5/15/30 207,471
100 (b) FTAI Aviation Ltd 7.000% 5/01/31 103,102
450 (b) Global Atlantic Fin Co 4.700% 10/15/51 422,128
100 (b) Global Atlantic Fin Co 7.950% 10/15/54 101,484
200 goeasy Ltd 9.250% 12/01/28 204,570
100 (b) goeasy Ltd 9.250% 12/01/28 107,242
70 (b) Howard Hughes Corp/The 5.375% 8/01/28 67,882
140 (b) Howard Hughes Corp/The 4.375% 2/01/31 125,130
90 (b) Intesa Sanpaolo SpA 4.198% 6/01/32 77,921
410 (b) Jefferies Finance LLC / JFIN
Co-Issuer Corp
5.000% 8/15/28 380,794
200 Kennedy-Wilson Inc 4.750% 3/01/29 176,018
350 Kennedy-Wilson Inc 4.750% 2/01/30 299,135
265 (c) Kennedy-Wilson Inc 5.000% 3/01/31 223,645
70 (b) Liberty Mutual Group Inc 4.125% 12/15/51 65,519
30 (b) Molina Healthcare Inc 4.375% 6/15/28 28,559
110 (b) Molina Healthcare Inc 3.875% 11/15/30 99,477
90 (b) Molina Healthcare Inc 3.875% 5/15/32 79,367
200 (b) Nationstar Mortgage Holdings
Inc
5.500% 8/15/28 194,242
300 OneMain Finance Corp 3.875% 9/15/28 274,056
300 OneMain Finance Corp 7.875% 3/15/30 312,799
150 OneMain Finance Corp 4.000% 9/15/30 131,303
400 OneMain Finance Corp 7.500% 5/15/31 411,309
140 (b) Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co-Issuer
5.875% 10/01/28 138,600
150 (b) Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co-Issuer
4.875% 5/15/29 141,736
80 (b) PennyMac Financial Services
Inc
5.375% 10/15/25 79,521
210 (b) PennyMac Financial Services
Inc
7.875% 12/15/29 219,825
145 (b),(c) PennyMac Financial Services
Inc
5.750% 9/15/31 138,521
310 (b) PROG Holdings Inc 6.000% 11/15/29 298,208
100 RHP Hotel Properties LP / RHP
Finance Corp
4.750% 10/15/27 97,082

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 360 (b) RHP Hotel Properties LP / RHP
Finance Corp
4.500% 2/15/29 $ 341,056
200 (b) RHP Hotel Properties LP / RHP
Finance Corp
6.500% 4/01/32 202,259
40 SLM Corp 4.200% 10/29/25 39,269
251 SLM Corp 3.125% 11/02/26 237,525
70 (b) Starwood Property Trust Inc 4.375% 1/15/27 67,216
65 (b) Starwood Property Trust Inc 7.250% 4/01/29 66,849
80 Synchrony Financial 7.250% 2/02/33 81,821
270 (b) UniCredit SpA 5.459% 6/30/35 259,195
300 Western Alliance Bancorp 3.000% 6/15/31 268,509
40 (b) XHR LP 6.375% 8/15/25 40,004
460 (b) XHR LP 4.875% 6/01/29 434,065
TOTAL FINANCIALS 8,065,073
INDUSTRIAL - 87.9%
302 (b) 1011778 BC ULC / New Red
Finance Inc
3.875% 1/15/28 283,946
350 (b) 1011778 BC ULC / New Red
Finance Inc
4.375% 1/15/28 332,811
320 (b),(c) 1011778 BC ULC / New Red
Finance Inc
3.500% 2/15/29 293,260
930 (b) 1011778 BC ULC / New Red
Finance Inc
4.000% 10/15/30 829,536
60 (b) 180 Medical Inc 3.875% 10/15/29 54,392
100 (b),(c) ACCO Brands Corp 4.250% 3/15/29 91,042
130 (b),(c) AdaptHealth LLC 4.625% 8/01/29 116,043
310 (b),(c) AdaptHealth LLC 5.125% 3/01/30 277,085
200 (b) Adient Global Holdings Ltd 7.000% 4/15/28 204,429
150 (b) Adient Global Holdings Ltd 8.250% 4/15/31 157,707
200 (b) Air Canada 3.875% 8/15/26 192,368
350 (b) Albertsons Cos Inc / Safeway
Inc / New Albertsons LP /
Albertsons LLC
4.625% 1/15/27 341,234
150 (b) Albertsons Cos Inc / Safeway
Inc / New Albertsons LP /
Albertsons LLC
5.875% 2/15/28 148,727
550 (b),(c) Albertsons Cos Inc / Safeway
Inc / New Albertsons LP /
Albertsons LLC
6.500% 2/15/28 557,955
410 (b) Albertsons Cos Inc / Safeway
Inc / New Albertsons LP /
Albertsons LLC
4.875% 2/15/30 391,718
110 (b),(c) Allegiant Travel Co 7.250% 8/15/27 102,594
40 (b) Allison Transmission Inc 5.875% 6/01/29 39,992
110 (b),(c) Allison Transmission Inc 3.750% 1/30/31 97,905
200 (b),(c) Amer Sports Co 6.750% 2/16/31 198,940
410 (b),(c) American Airlines Inc 7.250% 2/15/28 409,652
270 (b) American Airlines Inc 8.500% 5/15/29 277,968
400 (b) American Airlines Inc/
AAdvantage Loyalty IP Ltd2022
1
5.750% 4/20/29 390,882
150 American Axle & Manufacturing
Inc
5.000% 10/01/29 137,576
110 (b) AmeriGas Partners LP /
AmeriGas Finance Corp
9.375% 6/01/28 115,154
100 (b) AMN Healthcare Inc 4.625% 10/01/27 96,062
30 (b) Antero Midstream Partners LP
/ Antero Midstream Finance
Corp
5.750% 1/15/28 29,798

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 170 (b) Antero Midstream Partners LP
/ Antero Midstream Finance
Corp
5.375% 6/15/29 $ 166,227
172 (b) Anywhere Real Estate Group
LLC / Anywhere Co-Issuer Corp
7.000% 4/15/30 145,877
20 (b) Anywhere Real Estate Group
LLC / Realogy Co-Issuer Corp
5.750% 1/15/29 13,748
120 (b) APX Group Inc 6.750% 2/15/27 119,861
460 (b) APX Group Inc 5.750% 7/15/29 447,524
120 (b) Archrock Partners LP / Archrock
Partners Finance Corp
6.875% 4/01/27 120,532
510 (b) Archrock Partners LP / Archrock
Partners Finance Corp
6.250% 4/01/28 508,773
80 (b),(c) Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance PLC
4.000% 9/01/29 67,948
175 (b) Asbury Automotive Group Inc 4.625% 11/15/29 163,523
260 (b) Asbury Automotive Group Inc 5.000% 2/15/32 239,598
120 (b) ASGN Inc 4.625% 5/15/28 114,982
200 (b) Aston Martin Capital Holdings
Ltd
10.000% 3/31/29 200,806
120 (b) Avantor Funding Inc 4.625% 7/15/28 115,537
100 (b) Avantor Funding Inc 3.875% 11/01/29 92,144
100 (b) Avient Corp 7.125% 8/01/30 102,675
140 (b) Avis Budget Car Rental LLC /
Avis Budget Finance Inc
4.750% 4/01/28 128,749
200 (b) Avis Budget Car Rental LLC /
Avis Budget Finance Inc
5.375% 3/01/29 183,056
50 (b),(c) Axalta Coating Systems Dutch
Holding B BV
7.250% 2/15/31 52,437
60 (b) Axalta Coating Systems LLC 3.375% 2/15/29 54,617
60 (b) Axalta Coating Systems LLC /
Axalta Coating Systems Dutch
Holding B BV
4.750% 6/15/27 58,737
50 (c) B&G Foods Inc 5.250% 9/15/27 46,838
150 (b) B&G Foods Inc 8.000% 9/15/28 152,948
220 Ball Corp 2.875% 8/15/30 188,978
200 Ball Corp 3.125% 9/15/31 170,724
150 (b) Bath & Body Works Inc 6.625% 10/01/30 151,425
100 (b) Bausch Health Cos Inc 4.875% 6/01/28 77,010
720 (b) Bausch Health Cos Inc 11.000% 9/30/28 673,560
55 (b) Block Inc 6.500% 5/15/32 55,891
29 (b) Bombardier Inc 7.875% 4/15/27 29,044
200 (b) British Telecommunications
PLC
4.875% 11/23/81 179,822
240 (b) Brookfield Residential
Properties Inc / Brookfield
Residential US LLC
4.875% 2/15/30 220,015
60 (b) Builders FirstSource Inc 5.000% 3/01/30 57,406
371 (b) Builders FirstSource Inc 4.250% 2/01/32 331,571
150 (b) Cable One Inc 4.000% 11/15/30 115,329
80 (b) Camelot Finance SA 4.500% 11/01/26 77,990
100 (b) Camelot Return Merger Sub Inc 8.750% 8/01/28 99,421
250 (b) Catalent Pharma Solutions Inc 3.125% 2/15/29 241,371
470 (b) Catalent Pharma Solutions Inc 3.500% 4/01/30 452,916
450 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
4.750% 3/01/30 402,864
410 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
4.500% 8/15/30 358,972
510 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
4.250% 2/01/31 433,938

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 250 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
4.750% 2/01/32 $ 213,801
500 CCO Holdings LLC / CCO
Holdings Capital Corp
4.500% 5/01/32 418,639
100 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
4.500% 6/01/33 82,150
100 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
4.250% 1/15/34 78,999
210 (b) Central Parent Inc / CDK Global
Inc
7.250% 6/15/29 211,801
290 (b) Century Communities Inc 3.875% 8/15/29 264,407
610 (b) Charles River Laboratories
International Inc
3.750% 3/15/29 564,298
750 (b) Charles River Laboratories
International Inc
4.000% 3/15/31 681,469
200 (b) Chart Industries Inc 7.500% 1/01/30 208,060
130 (b) Chart Industries Inc 9.500% 1/01/31 141,201
310 (b) Chemours Co/The 5.750% 11/15/28 290,004
420 (b),(c) Chemours Co/The 4.625% 11/15/29 367,869
400 (b) CHS/Community Health
Systems Inc
5.625% 3/15/27 383,022
600 (b) CHS/Community Health
Systems Inc
6.000% 1/15/29 557,072
200 (b) CHS/Community Health
Systems Inc
5.250% 5/15/30 174,415
350 (b),(c) Cinemark USA Inc 5.250% 7/15/28 338,355
45 (b) Cinemark USA Inc 7.000% 8/01/32 45,799
450 (b) Clarios Global LP / Clarios US
Finance Co
6.750% 5/15/28 458,243
118 (b) Clarivate Science Holdings
Corp
3.875% 7/01/28 110,682
200 (b) Clarivate Science Holdings
Corp
4.875% 7/01/29 188,931
310 (b) Clear Channel Outdoor
Holdings Inc
5.125% 8/15/27 300,275
350 (b) Clear Channel Outdoor
Holdings Inc
7.750% 4/15/28 309,114
440 (b) Clear Channel Outdoor
Holdings Inc
9.000% 9/15/28 467,200
410 (b) Clear Channel Outdoor
Holdings Inc
7.500% 6/01/29 352,055
250 (b) Clear Channel Outdoor
Holdings Inc
7.875% 4/01/30 254,425
120 (b) Cogent Communications
Group LLC
3.500% 5/01/26 115,287
460 (b) Coherent Corp 5.000% 12/15/29 438,793
350 (b) Concentra Escrow Issuer Corp 6.875% 7/15/32 360,610
300 (b) Condor Merger Sub Inc 7.375% 2/15/30 279,842
700 (b) Connect Finco SARL / Connect
US Finco LLC
6.750% 10/01/26 688,117
350 (b) Consolidated Communications
Inc
6.500% 10/01/28 315,217
382 Crowdstrike Holdings Inc 3.000% 2/15/29 342,806
170 (b) Cushman & Wakefield US
Borrower LLC
6.750% 5/15/28 170,338
260 (b) DaVita Inc 4.625% 6/01/30 238,095
640 (b) DaVita Inc 3.750% 2/15/31 553,616
590 (b) Directv Financing LLC / Directv
Financing Co-Obligor Inc
5.875% 8/15/27 568,142
270 (b) Domtar Corp 6.750% 10/01/28 245,764
140 (b) DT Midstream Inc 4.125% 6/15/29 130,873

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 161 (b) DT Midstream Inc 4.375% 6/15/31 $ 148,437
70 (b) Dycom Industries Inc 4.500% 4/15/29 66,136
100 (b) Dye & Durham Ltd 8.625% 4/15/29 102,325
310 (b) Edgewell Personal Care Co 5.500% 6/01/28 303,888
100 (b) Edgewell Personal Care Co 4.125% 4/01/29 93,053
170 (b) Elastic NV 4.125% 7/15/29 156,624
300 (b) Element Solutions Inc 3.875% 9/01/28 277,898
120 Encompass Health Corp 4.500% 2/01/28 116,014
210 Encompass Health Corp 4.750% 2/01/30 200,188
170 (b) Enerflex Ltd 9.000% 10/15/27 175,297
460 (b) Energizer Holdings Inc 4.750% 6/15/28 436,339
250 (b) Energizer Holdings Inc 4.375% 3/31/29 230,817
200 (b) Entegris Inc 5.950% 6/15/30 199,534
430 (b) EQM Midstream Partners LP 6.500% 7/01/27 438,193
12 (b) EQM Midstream Partners LP 7.500% 6/01/30 12,951
100 (b) Fair Isaac Corp 4.000% 6/15/28 94,089
550 (b) Frontier Communications
Holdings LLC
5.875% 10/15/27 544,588
800 (b) Frontier Communications
Holdings LLC
5.000% 5/01/28 770,449
270 (b),(c) Frontier Communications
Holdings LLC
6.750% 5/01/29 255,113
650 (b) Frontier Communications
Holdings LLC
8.750% 5/15/30 680,961
270 (b) Frontier Communications
Holdings LLC
8.625% 3/15/31 282,797
335 (b) Gap Inc/The 3.625% 10/01/29 292,822
100 (b) Garrett Motion Holdings Inc /
Garrett LX I Sarl
7.750% 5/31/32 101,681
150 (b) Gates Corp/DE 6.875% 7/01/29 152,739
150 (b) Gen Digital Inc 6.750% 9/30/27 152,569
150 (b),(c) Gen Digital Inc 7.125% 9/30/30 155,071
320 Genesis Energy LP / Genesis
Energy Finance Corp
8.000% 1/15/27 327,209
300 Genesis Energy LP / Genesis
Energy Finance Corp
7.750% 2/01/28 304,427
400 Genesis Energy LP / Genesis
Energy Finance Corp
8.250% 1/15/29 416,150
400 Genesis Energy LP / Genesis
Energy Finance Corp
8.875% 4/15/30 423,490
25 Genesis Energy LP / Genesis
Energy Finance Corp
7.875% 5/15/32 25,529
110 (b),(c) Glatfelter Corp 4.750% 11/15/29 93,184
100 Goodyear Tire & Rubber Co/
The
5.000% 7/15/29 94,380
200 (c) Goodyear Tire & Rubber Co/
The
5.250% 7/15/31 186,984
870 (b) Gray Escrow Inc 5.375% 11/15/31 567,107
200 (b) Gray Television Inc 10.500% 7/15/29 208,701
290 (b) Gray Television Inc 4.750% 10/15/30 194,695
180 Griffon Corp 5.750% 3/01/28 176,203
210 (b) Grifols SA 4.750% 10/15/28 191,604
300 (b) H&E Equipment Services Inc 3.875% 12/15/28 274,121
495 (b) Hawaiian Brand Intellectual
Property Ltd / HawaiianMiles
Loyalty Ltd
11.000% 4/15/29 471,279
260 (b) HealthEquity Inc 4.500% 10/01/29 244,910
195 (b) Heartland Dental LLC /
Heartland Dental Finance Corp
10.500% 4/30/28 207,675
50 (b) Herbalife Nutrition Ltd / HLF
Financing Inc
7.875% 9/01/25 49,673

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 230 (b) Herc Holdings Inc 5.500% 7/15/27 $ 228,102
250 (b) Hess Midstream Operations LP 6.500% 6/01/29 254,881
100 Hillenbrand Inc 6.250% 2/15/29 101,241
210 (b) Hilton Domestic Operating
Co Inc
5.750% 5/01/28 209,779
200 (b) Hilton Domestic Operating
Co Inc
3.750% 5/01/29 185,420
130 (b) Hilton Domestic Operating
Co Inc
4.000% 5/01/31 117,750
110 (b) Hilton Domestic Operating
Co Inc
3.625% 2/15/32 96,343
350 (b) Hilton Grand Vacations
Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc
5.000% 6/01/29 329,199
208 (b) Hilton Grand Vacations
Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc
4.875% 7/01/31 187,279
120 (b) Hilton Grand Vacations
Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc
6.625% 1/15/32 121,176
220 (b) HLF Financing Sarl LLC /
Herbalife International Inc
4.875% 6/01/29 149,600
170 (b) Hologic Inc 3.250% 2/15/29 154,986
120 (b) Ingevity Corp 3.875% 11/01/28 109,871
1,160 (b) Intelsat Jackson Holdings SA 6.500% 3/15/30 1,103,535
100 (b) Iron Mountain Inc 5.000% 7/15/28 96,940
230 (b) Iron Mountain Inc 4.875% 9/15/29 219,754
111 (b) Iron Mountain Inc 5.250% 7/15/30 106,828
160 (b) Iron Mountain Information
Management Services Inc
5.000% 7/15/32 149,441
220 (b) ITT Holdings LLC 6.500% 8/01/29 206,435
480 (b) Jaguar Land Rover Automotive
PLC
5.875% 1/15/28 475,264
410 (b) Jazz Securities DAC 4.375% 1/15/29 385,055
180 (b),(c) Kinetik Holdings LP 5.875% 6/15/30 178,180
10 Lamar Media Corp 4.000% 2/15/30 9,223
150 (b) Lamb Weston Holdings Inc 4.875% 5/15/28 145,327
400 (b) Level 3 Financing Inc 10.500% 5/15/30 408,800
60 (b) Lithia Motors Inc 3.875% 6/01/29 54,491
310 (b) Lithia Motors Inc 4.375% 1/15/31 278,247
200 (b) Live Nation Entertainment Inc 6.500% 5/15/27 202,384
200 (b),(c) Live Nation Entertainment Inc 4.750% 10/15/27 193,926
250 (b) Live Nation Entertainment Inc 3.750% 1/15/28 235,059
33 (b) Macy's Retail Holdings LLC 5.875% 4/01/29 32,231
280 (b),(c) Marriott Ownership Resorts Inc 4.500% 6/15/29 260,398
200 (b) Masterbrand Inc 7.000% 7/15/32 205,481
70 (b) McGraw-Hill Education Inc 8.000% 8/01/29 68,252
350 (c) Mercer International Inc 5.125% 2/01/29 296,642
74 Methanex Corp 5.125% 10/15/27 72,052
150 (c) Methanex Corp 5.250% 12/15/29 145,981
130 (b) Michaels Cos Inc/The 5.250% 5/01/28 96,165
110 (b) MicroStrategy Inc 6.125% 6/15/28 108,789
250 (b) Mobius Merger Sub Inc 9.000% 6/01/30 247,574
33 (b) MPH Acquisition Holdings LLC 5.500% 9/01/28 25,761
60 Murphy Oil USA Inc 4.750% 9/15/29 57,400
100 (b) Murphy Oil USA Inc 3.750% 2/15/31 88,796
490 (b) NCL Corp Ltd 5.875% 3/15/26 487,810
720 (b) NCL Corp Ltd 5.875% 2/15/27 714,783
140 (b) NCL Corp Ltd 8.375% 2/01/28 147,498
400 (b) NCL Corp Ltd 8.125% 1/15/29 425,234
310 (b),(c) NCL Corp Ltd 7.750% 2/15/29 326,271

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 421 (b),(c) NCR Voyix Corp 5.000% 10/01/28 $ 402,573
540 (b) NCR Voyix Corp 5.125% 4/15/29 515,905
483 (b) New Fortress Energy Inc 6.750% 9/15/25 474,841
500 (b),(c) New Fortress Energy Inc 6.500% 9/30/26 464,922
200 (b) New Fortress Energy Inc 8.750% 3/15/29 181,352
200 Newell Brands Inc 6.375% 9/15/27 199,773
200 (c) Newell Brands Inc 6.625% 9/15/29 200,656
350 (b) Nexstar Media Inc 5.625% 7/15/27 339,453
438 (b),(c) Nexstar Media Inc 4.750% 11/01/28 402,992
81 Nordstrom Inc 4.375% 4/01/30 73,645
250 NuStar Logistics LP 5.750% 10/01/25 250,031
450 NuStar Logistics LP 6.375% 10/01/30 459,261
260 (b) ON Semiconductor Corp 3.875% 9/01/28 242,867
110 (b) Open Text Corp 3.875% 2/15/28 102,686
210 (b) Open Text Holdings Inc 4.125% 12/01/31 186,956
300 (b) Optics Bidco SpA 7.721% 6/04/38 321,246
110 (b) Option Care Health Inc 4.375% 10/31/29 102,738
500 (b) Organon & Co / Organon
Foreign Debt Co-Issuer BV
4.125% 4/30/28 469,760
220 (b),(c) Organon & Co / Organon
Foreign Debt Co-Issuer BV
5.125% 4/30/31 202,465
510 (b) Outfront Media Capital LLC /
Outfront Media Capital Corp
4.250% 1/15/29 472,890
100 (b),(c) Outfront Media Capital LLC /
Outfront Media Capital Corp
4.625% 3/15/30 91,883
200 (b),(c) Owens-Brockway Glass
Container Inc
6.625% 5/13/27 200,195
70 (b),(c) Owens-Brockway Glass
Container Inc
7.250% 5/15/31 69,261
20 (b) Pactiv Evergreen Group Issuer
Inc/Pactiv Evergreen Group
Issuer LLC
4.375% 9/30/28 18,775
375 Paramount Global 6.375% 3/30/62 344,297
160 (b) Parkland Corp 5.875% 7/15/27 159,459
100 (b) Parkland Corp/Canada 4.625% 5/01/30 92,972
200 (c) PBF Holding Co LLC / PBF
Finance Corp
6.000% 2/15/28 196,185
200 (b) PBF Holding Co LLC / PBF
Finance Corp
7.875% 9/15/30 207,139
611 (b) Performance Food Group Inc 5.500% 10/15/27 602,844
485 (b) Performance Food Group Inc 4.250% 8/01/29 449,197
110 Perrigo Finance Unlimited Co 4.900% 6/15/30 103,828
200 (b) Phinia Inc 6.750% 4/15/29 204,002
440 (b),(c) Post Holdings Inc 4.625% 4/15/30 409,912
550 (b) Post Holdings Inc 4.500% 9/15/31 500,180
135 (b) Post Holdings Inc 6.250% 2/15/32 136,713
120 (b) Prestige Brands Inc 3.750% 4/01/31 105,792
230 (b) Prime Security Services
Borrower LLC / Prime Finance
Inc
6.250% 1/15/28 229,244
100 (b) Primo Water Holdings Inc 4.375% 4/30/29 93,123
60 (b) PTC Inc 4.000% 2/15/28 56,827
201 (b),(c) Rakuten Group Inc 5.125% N/A (d) 183,856
355 (b) Rakuten Group Inc 6.250% N/A (d) 293,273
100 (b) RB Global Inc 6.750% 3/15/28 102,102
110 (b) RB Global Inc 7.750% 3/15/31 115,665
150 (b) Reworld Holding Corp 4.875% 12/01/29 137,165
60 (b) ROBLOX Corp 3.875% 5/01/30 53,765
210 (b) Rogers Communications Inc 5.250% 3/15/82 203,281
100 (b),(c) Royal Caribbean Cruises Ltd 4.250% 7/01/26 97,395
50 (b) Royal Caribbean Cruises Ltd 5.500% 8/31/26 49,775

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 60 (b) Royal Caribbean Cruises Ltd 5.375% 7/15/27 $ 59,648
100 (b) Royal Caribbean Cruises Ltd 5.500% 4/01/28 99,620
640 (b) Royal Caribbean Cruises Ltd 7.250% 1/15/30 670,774
100 (b) Royal Caribbean Cruises Ltd 6.250% 3/15/32 101,980
117 (b) Sabre GLBL Inc 8.625% 6/01/27 109,373
300 (b) Sabre GLBL Inc 11.250% 12/15/27 297,092
350 SBA Communications Corp 3.875% 2/15/27 336,979
188 Seagate HDD Cayman 9.625% 12/01/32 215,063
100 (b) Sealed Air Corp 6.125% 2/01/28 100,691
370 (b) SeaWorld Parks &
Entertainment Inc
5.250% 8/15/29 352,443
220 (b) Sensata Technologies BV 4.000% 4/15/29 203,869
200 (b) Sensata Technologies BV 5.875% 9/01/30 197,390
300 (b) Sensata Technologies Inc 3.750% 2/15/31 264,971
400 Service Corp International/US 4.000% 5/15/31 360,384
215 (b),(c) Sinclair Television Group Inc 4.125% 12/01/30 149,438
135 (b) Sirius XM Radio Inc 3.125% 9/01/26 128,258
210 (b) Sirius XM Radio Inc 5.500% 7/01/29 200,736
150 (b) Sirius XM Radio Inc 4.125% 7/01/30 130,376
140 (b) Sirius XM Radio Inc 3.875% 9/01/31 116,949
250 (b) Six Flags Entertainment Corp /
Six Flags Theme Parks Inc
6.625% 5/01/32 256,709
170 (b),(c) Six Flags Entertainment Corp/
DE
7.250% 5/15/31 175,260
300 (b),(c) Sonic Automotive Inc 4.625% 11/15/29 274,220
300 (b) Sonic Automotive Inc 4.875% 11/15/31 267,913
200 (b) Sotera Health Holdings LLC 7.375% 6/01/31 204,010
390 (b),(c) Sotheby's 7.375% 10/15/27 324,716
200 (b) Spirit Loyalty Cayman Ltd /
Spirit IP Cayman Ltd
8.000% 9/20/25 126,450
150 (b) SPX FLOW Inc 8.750% 4/01/30 156,291
300 (b) Stagwell Global LLC 5.625% 8/15/29 282,874
200 (b) Stena International SA 7.250% 1/15/31 204,593
420 (b),(c) Studio City Finance Ltd 6.500% 1/15/28 402,435
420 (b) Studio City Finance Ltd 5.000% 1/15/29 374,200
310 (b) Suburban Propane Partners LP/
Suburban Energy Finance Corp
5.000% 6/01/31 281,380
100 (b) Summit Materials LLC / Summit
Materials Finance Corp
5.250% 1/15/29 97,761
55 (b) Summit Materials LLC / Summit
Materials Finance Corp
7.250% 1/15/31 57,350
300 (b) Sunoco LP 7.000% 5/01/29 308,779
580 (b),(c) Sunoco LP 7.250% 5/01/32 602,940
60 (b) Superior Plus LP / Superior
General Partner Inc
4.500% 3/15/29 55,760
150 (b) Surgery Center Holdings Inc 7.250% 4/15/32 154,912
261 (b) Taylor Morrison Communities
Inc
5.125% 8/01/30 254,481
100 (b) TEGNA Inc 4.750% 3/15/26 98,462
190 TEGNA Inc 5.000% 9/15/29 173,383
50 (b) Teleflex Inc 4.250% 6/01/28 47,496
40 (b) Tempur Sealy International Inc 4.000% 4/15/29 36,536
200 (b) Tempur Sealy International Inc 3.875% 10/15/31 172,145
250 (b) Tenneco Inc 8.000% 11/17/28 226,890
110 (b) Terex Corp 5.000% 5/15/29 105,714
160 (b) Thor Industries Inc 4.000% 10/15/29 144,176
50 (b) TopBuild Corp 4.125% 2/15/32 45,040
11 (b) TransDigm Inc 6.625% 3/01/32 11,251
100 (b) Travel + Leisure Co 6.625% 7/31/26 100,923
240 (b) Travel + Leisure Co 4.500% 12/01/29 223,071
120 (c) TreeHouse Foods Inc 4.000% 9/01/28 108,264

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 185 (b) Triumph Group Inc 9.000% 3/15/28 $ 194,859
210 (b) Tronox Inc 4.625% 3/15/29 191,271
250 (b) TTM Technologies Inc 4.000% 3/01/29 232,129
140 Twilio Inc 3.875% 3/15/31 125,715
70 (b) Uber Technologies Inc 6.250% 1/15/28 70,618
570 (b) Uber Technologies Inc 4.500% 8/15/29 549,430
150 (b),(c) United Natural Foods Inc 6.750% 10/15/28 137,029
99 (c) United Rentals North America
Inc
4.000% 7/15/30 90,550
300 (b) United Rentals North America
Inc
6.125% 3/15/34 301,414
120 (b) Uniti Group LP / Uniti Group
Finance Inc / CSL Capital LLC
10.500% 2/15/28 121,374
700 (b) Uniti Group LP / Uniti Group
Finance Inc / CSL Capital LLC
4.750% 4/15/28 604,541
24 (b) Univision Communications Inc 4.500% 5/01/29 20,963
328 (b) US Foods Inc 4.750% 2/15/29 314,074
100 (b) US Foods Inc 4.625% 6/01/30 93,739
90 (b) Valvoline Inc 3.625% 6/15/31 78,673
130 (b) Vertiv Group Corp 4.125% 11/15/28 123,167
328 (b),(c) Victoria's Secret & Co 4.625% 7/15/29 272,093
70 (b) Virgin Media Finance PLC 5.000% 7/15/30 58,992
110 (b) Viridien 8.750% 4/01/27 105,686
220 Vodafone Group PLC 3.250% 6/04/81 207,398
325 Vodafone Group PLC 4.125% 6/04/81 286,059
1,430 (b) VZ Secured Financing BV 5.000% 1/15/32 1,253,082
345 (b) Weatherford International Ltd 8.625% 4/30/30 359,119
401 (b) WESCO Distribution Inc 7.250% 6/15/28 410,921
190 (b) Williams Scotsman Inc 4.625% 8/15/28 180,803
100 (b) Williams Scotsman Inc 7.375% 10/01/31 103,970
770 (b) Windstream Escrow LLC /
Windstream Escrow Finance
Corp
7.750% 8/15/28 742,753
210 (b) WMG Acquisition Corp 3.875% 7/15/30 189,297
81 (b) WMG Acquisition Corp 3.000% 2/15/31 69,838
200 (b),(c) Wolverine World Wide Inc 4.000% 8/15/29 170,512
150 (b) Wyndham Hotels & Resorts Inc 4.375% 8/15/28 141,531
160 (b) Xerox Holdings Corp 5.500% 8/15/28 135,747
180 (b) XPO Inc 7.125% 2/01/32 186,159
156 (b) Yum! Brands Inc 4.750% 1/15/30 150,335
160 Yum! Brands Inc 3.625% 3/15/31 142,714
150 Yum! Brands Inc 4.625% 1/31/32 139,887
110 Yum! Brands Inc 5.375% 4/01/32 106,577
270 (b) Ziggo BV 4.875% 1/15/30 245,806
230 (b) ZipRecruiter Inc 5.000% 1/15/30 201,231
200 (b),(c) ZoomInfo Technologies LLC/
ZoomInfo Finance Corp
3.875% 2/01/29 182,702
TOTAL INDUSTRIAL 78,413,768
UTILITY - 0.9%
110 Algonquin Power & Utilities
Corp
4.750% 1/18/82 100,556
200 (b) Clearway Energy Operating
LLC
4.750% 3/15/28 191,989
110 (b) Clearway Energy Operating
LLC
3.750% 2/15/31 97,424
150 Edison International 8.125% 6/15/53 157,146
210 (b) NextEra Energy Operating
Partners LP
7.250% 1/15/29 218,133

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITY (continued)
$ 71 (b) TerraForm Power Operating
LLC
4.750% 1/15/30 $ 65,921
TOTAL UTILITY 831,169
TOTAL CORPORATE DEBT
(cost $87,408,285) 87,310,010
TOTAL LONG-TERM INVESTMENTS
(cost $87,408,285) 87,310,010
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES
LENDING - 8.7%
7,774,979 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(f) $ 7,774,979
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $7,774,979) 7,774,979
TOTAL INVESTMENTS (cost $95,183,264 ) - 106.6% 95,084,989
OTHER ASSETS & LIABILITIES, NET - (6.6)% (5,863,408)
NET ASSETS - 100% $ 89,221,581
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $75,747,290 or 79.7% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,486,605.
(d) Perpetual security. Maturity date is not applicable.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.6%
X –
U.S. TREASURY - 42.2%
$ 950 United States Treasury Note/Bond 0.250% 8/31/25 $ 905,691
1,800 United States Treasury Note/Bond 0.250% 9/30/25 1,711,125
900 United States Treasury Note/Bond 5.000% 9/30/25 903,340
800 United States Treasury Note/Bond 0.250% 10/31/25 758,250
900 United States Treasury Note/Bond 5.000% 10/31/25 904,043
1,820 United States Treasury Note/Bond 0.375% 11/30/25 1,722,530
500 United States Treasury Note/Bond 4.875% 11/30/25 501,953
1,300 United States Treasury Note/Bond 0.375% 12/31/25 1,226,926
1,800 United States Treasury Note/Bond 4.250% 12/31/25 1,793,320
3,500 United States Treasury Note/Bond 0.375% 1/31/26 3,293,555
2,150 United States Treasury Note/Bond 4.250% 1/31/26 2,143,029
500 United States Treasury Note/Bond 0.500% 2/28/26 470,195
2,450 United States Treasury Note/Bond 4.625% 2/28/26 2,456,316
1,900 United States Treasury Note/Bond 0.750% 3/31/26 1,789,414
1,300 United States Treasury Note/Bond 4.500% 3/31/26 1,301,879
3,200 United States Treasury Note/Bond 0.750% 4/30/26 3,007,000
400 United States Treasury Note/Bond 4.875% 4/30/26 403,328
700 United States Treasury Note/Bond 0.750% 5/31/26 656,195
100 United States Treasury Note/Bond 4.875% 5/31/26 100,922
1,700 United States Treasury Note/Bond 0.875% 6/30/26 1,594,281
1,550 United States Treasury Note/Bond 4.625% 6/30/26 1,559,021
1,100 United States Treasury Note/Bond 0.625% 7/31/26 1,023,945
1,450 United States Treasury Note/Bond 0.750% 8/31/26 1,349,859
2,600 United States Treasury Note/Bond 0.875% 9/30/26 2,422,672
900 United States Treasury Note/Bond 1.125% 10/31/26 841,043
1,600 United States Treasury Note/Bond 1.250% 11/30/26 1,496,562
1,100 United States Treasury Note/Bond 1.250% 12/31/26 1,027,641
1,750 United States Treasury Note/Bond 1.875% 2/28/27 1,654,092
500 United States Treasury Note/Bond 2.500% 3/31/27 480,137
1,250 United States Treasury Note/Bond 2.750% 4/30/27 1,206,348
200 United States Treasury Note/Bond 4.500% 5/15/27 202,062
2,000 United States Treasury Note/Bond 2.625% 5/31/27 1,922,266
900 United States Treasury Note/Bond 0.500% 6/30/27 812,461
2,500 United States Treasury Note/Bond 3.250% 6/30/27 2,444,727
1,000 United States Treasury Note/Bond 2.750% 7/31/27 963,008
2,186 United States Treasury Note/Bond 2.250% 8/15/27 2,073,114
100 United States Treasury Note/Bond 4.125% 9/30/27 100,262
1,600 United States Treasury Note/Bond 4.125% 10/31/27 1,604,250
888 United States Treasury Note/Bond 2.250% 11/15/27 839,299
320 United States Treasury Note/Bond 0.625% 11/30/27 286,262
1,600 United States Treasury Note/Bond 3.875% 11/30/27 1,592,188
3,798 United States Treasury Note/Bond 3.875% 12/31/27 3,780,939
1,500 United States Treasury Note/Bond 3.500% 1/31/28 1,474,863
2,344 United States Treasury Note/Bond 2.750% 2/15/28 2,245,662
1,200 United States Treasury Note/Bond 4.000% 2/29/28 1,199,578
3,200 United States Treasury Note/Bond 3.625% 3/31/28 3,159,375
2,000 United States Treasury Note/Bond 3.500% 4/30/28 1,965,625
1,100 United States Treasury Note/Bond 3.625% 5/31/28 1,085,906
1,900 United States Treasury Note/Bond 4.000% 6/30/28 1,900,965
2,450 United States Treasury Note/Bond 4.125% 7/31/28 2,462,729
3,700 United States Treasury Note/Bond 4.625% 9/30/28 3,791,633
650 United States Treasury Note/Bond 1.375% 10/31/28 584,695
2,000 United States Treasury Note/Bond 4.875% 10/31/28 2,070,234
2,550 United States Treasury Note/Bond 4.375% 11/30/28 2,592,234
4,750 United States Treasury Note/Bond 3.750% 12/31/28 4,710,479
300 United States Treasury Note/Bond 1.750% 1/31/29 272,930

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 2,850 United States Treasury Note/Bond 4.000% 1/31/29 $ 2,855,900
3,850 United States Treasury Note/Bond 4.250% 2/28/29 3,900,381
2,650 United States Treasury Note/Bond 4.125% 3/31/29 2,670,082
800 United States Treasury Note/Bond 4.625% 4/30/29 823,500
1,470 United States Treasury Note/Bond 2.375% 5/15/29 1,369,627
2,200 United States Treasury Note/Bond 4.500% 5/31/29 2,254,656
3,650 United States Treasury Note/Bond 4.250% 6/30/29 3,700,473
1,000 United States Treasury Note/Bond 4.000% 7/31/29 1,003,438
514 United States Treasury Note/Bond 1.625% 8/15/29 460,411
500 United States Treasury Note/Bond 3.875% 12/31/29 498,008
100 United States Treasury Note/Bond 0.625% 5/15/30 82,906
150 United States Treasury Note/Bond 4.000% 1/31/31 150,287
750 United States Treasury Note/Bond 4.625% 5/31/31 779,180
1,000 United States Treasury Note/Bond 1.875% 2/15/32 862,656
3,050 United States Treasury Note/Bond 2.875% 5/15/32 2,820,773
1,150 United States Treasury Note/Bond 2.750% 8/15/32 1,050,813
1,150 United States Treasury Note/Bond 4.125% 11/15/32 1,158,805
700 United States Treasury Note/Bond 3.500% 2/15/33 673,039
800 United States Treasury Note/Bond 3.375% 5/15/33 760,938
1,300 United States Treasury Note/Bond 3.875% 8/15/33 1,282,938
1,750 United States Treasury Note/Bond 4.500% 11/15/33 1,810,156
1,650 United States Treasury Note/Bond 4.000% 2/15/34 1,643,039
2,500 United States Treasury Note/Bond 4.375% 5/15/34 2,564,062
200 United States Treasury Note/Bond 1.125% 8/15/40 126,647
1,300 United States Treasury Note/Bond 1.875% 2/15/41 921,578
500 United States Treasury Note/Bond 2.250% 5/15/41 374,590
1,050 United States Treasury Note/Bond 1.750% 8/15/41 719,455
198 United States Treasury Note/Bond 2.000% 11/15/41 140,789
1,400 United States Treasury Note/Bond 2.375% 2/15/42 1,054,648
3,900 United States Treasury Note/Bond 3.250% 5/15/42 3,346,992
1,964 United States Treasury Note/Bond 2.750% 8/15/42 1,560,536
500 United States Treasury Note/Bond 3.375% 8/15/42 436,055
135 United States Treasury Note/Bond 2.750% 11/15/42 106,787
498 United States Treasury Note/Bond 4.000% 11/15/42 473,489
600 United States Treasury Note/Bond 3.875% 5/15/43 558,375
950 United States Treasury Note/Bond 4.375% 8/15/43 945,361
2,340 United States Treasury Note/Bond 4.750% 11/15/43 2,443,838
1,650 United States Treasury Note/Bond 4.500% 2/15/44 1,666,500
800 United States Treasury Note/Bond 4.625% 5/15/44 821,625
4,221 United States Treasury Note/Bond 2.750% 8/15/47 3,176,632
1,850 United States Treasury Note/Bond 1.250% 5/15/50 950,076
700 United States Treasury Note/Bond 1.375% 8/15/50 370,699
200 United States Treasury Note/Bond 1.625% 11/15/50 113,266
3,800 United States Treasury Note/Bond 1.875% 2/15/51 2,294,844
1,100 United States Treasury Note/Bond 2.375% 5/15/51 748,172
160 United States Treasury Note/Bond 1.875% 11/15/51 96,031
1,300 United States Treasury Note/Bond 2.250% 2/15/52 856,477
1,350 United States Treasury Note/Bond 2.875% 5/15/52 1,022,414
550 United States Treasury Note/Bond 3.000% 8/15/52 427,496
949 United States Treasury Note/Bond 4.000% 11/15/52 892,727
550 United States Treasury Note/Bond 3.625% 2/15/53 483,076
1,210 United States Treasury Note/Bond 3.625% 5/15/53 1,063,288
1,590 United States Treasury Note/Bond 4.125% 8/15/53 1,529,133
1,200 United States Treasury Note/Bond 4.750% 11/15/53 1,280,813
1,700 United States Treasury Note/Bond 4.250% 2/15/54 1,671,844
875 United States Treasury Note/Bond 4.625% 5/15/54 916,289
TOTAL U.S. TREASURY
(cost $165,684,323) 155,608,968

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 26.8%
$ 150 American Express Credit Account Master Trust 2023 3 5.230% 9/15/28 $ 151,978
50 AmeriCredit Automobile Receivables Trust 2021-2 2021 2 1.010% 1/19/27 47,935
50 BA Credit Card Trust 2023 A2 4.980% 11/15/28 50,476
200 Bank 2019-BNK19 2019 BN19 2.926% 8/15/61 183,746
100 BANK 2021-BNK34 2021 BN34 1.935% 6/15/63 93,646
100 BANK 2021-BNK35 2021 BN35 2.067% 6/15/64 89,057
43 BANK5 2023-5YR4 2023 5YR4 6.500% 12/15/56 45,566
50 BANK5 Trust 2024-5YR6 2024 5YR6 6.225% 5/15/57 52,528
100 Barclays Commercial Mortgage S 2023 C21 6.000% 9/15/56 107,409
500 BBCMS Mortgage Trust 2020-C6 2020 C6 2.690% 2/15/53 483,768
100 BBCMS Mortgage Trust 2024-C26 2024 C26 5.829% 5/15/57 106,574
200 Benchmark 2021-B24 Mortgage Trust 2021 B24 2.264% 3/15/54 171,844
100 Benchmark 2021-B27 Mortgage Trust 2021 B27 2.703% 7/15/54 70,016
100 Benchmark 2021-B28 Mortgage Trust 2021 B28 2.073% 8/15/54 88,455
90 BMARK 2023-V4 2023 V4 6.841% 11/15/56 95,850
90 BMO 2024-C8 Mortgage Trust 2024 C8 5.598% 3/15/57 94,037
100 BMO Mortgage Trust 2023 5C1 7.118% 8/15/56 105,766
100 Capital One Multi-Asset Execution Trust 2022 A2 3.490% 5/15/27 98,677
100 CarMax Auto Owner Trust 2022 1 1.700% 8/16/27 95,156
57 (b) Carvana Auto Receivables Trust 2022-N1 2022 N1 4.130% 12/11/28 55,741
100 Citibank Credit Card Issuance Trust 2023 A1 5.230% 12/08/27 100,393
180 Citigroup Commercial Mortgage Trust 2016-C1 2016 C1 3.209% 5/10/49 173,668
500 COMM 2015-LC19 Mortgage Trust 2015 LC19 3.183% 2/10/48 494,716
100 Discover Card Execution Note Trust 2021 A1 0.580% 9/15/26 99,377
50 Exeter Automobile Receivables Trust 2024-4 2024 4A 5.290% 8/15/30 50,207
251 Fannie Mae FN MA4547 2023 MA4547 2.000% 2/01/52 202,059
183 Fannie Mae Pool FN MA2941 3.500% 3/01/32 178,337
57 Fannie Mae Pool FN MA3392 3.500% 6/01/33 55,278
121 Fannie Mae Pool FN MA3490 4.000% 10/01/33 119,478
46 Fannie Mae Pool FN MA3828 3.000% 11/01/34 44,089
93 Fannie Mae Pool FN MA3865 3.000% 12/01/34 88,582
110 Fannie Mae Pool FN MA3957 3.500% 3/01/35 106,724
513 Fannie Mae Pool FN MA4074 2.000% 7/01/35 462,122
794 Fannie Mae Pool FN MA4123 2.000% 9/01/35 717,564
443 Fannie Mae Pool FN MA4180 2.500% 11/01/35 407,793
345 Fannie Mae Pool FN MA4228 1.500% 1/01/36 303,078
456 Fannie Mae Pool FN MA4278 1.500% 3/01/36 399,448
520 Fannie Mae Pool FN MA4298 2.500% 3/01/36 479,529
135 Fannie Mae Pool FN MA4302 1.500% 4/01/36 118,745
59 Fannie Mae Pool FN MA4316 2021 MTGE 2.500% 4/01/36 54,029
151 Fannie Mae Pool FN MA4330 2.500% 5/01/36 139,302
280 Fannie Mae Pool FN MA4359 1.500% 6/01/36 245,212
63 Fannie Mae Pool FN MA4361 2021 MTGE 2.500% 6/01/36 58,240
143 Fannie Mae Pool FN MA4402 1.500% 8/01/36 125,125
262 Fannie Mae Pool FN MA4516 2.000% 1/01/37 235,152
214 Fannie Mae Pool FN MA4535 1.500% 2/01/37 186,412
1,037 Fannie Mae Pool FN MA4536 2.000% 2/01/37 930,803
314 Fannie Mae Pool FN MA4566 1.500% 3/01/37 274,045
204 Fannie Mae Pool FN MA4602 2.000% 5/01/37 182,761
95 Fannie Mae Pool FN MA4604 3.000% 5/01/37 88,905
283 Fannie Mae Pool FN MA4629 2022 1 3.000% 6/01/37 265,949
86 Fannie Mae Pool FN MA5042 4.500% 6/01/38 85,858
105 Fannie Mae Pool FN MA3890 3.000% 1/01/40 96,371
680 Fannie Mae Pool FN MA4268 2.000% 2/01/41 584,921
114 Fannie Mae Pool FN MA4310 1.500% 4/01/41 94,459
522 Fannie Mae Pool FN MA4334 2.500% 5/01/41 458,444
79 Fannie Mae Pool FN MA4364 2.000% 6/01/41 67,700
73 Fannie Mae Pool FN MA4366 2.500% 6/01/41 64,536
227 Fannie Mae Pool FN MA4387 2.000% 7/01/41 195,333
305 Fannie Mae Pool FN MA4423 2.500% 9/01/41 268,342
743 Fannie Mae Pool FN MA3143 3.000% 9/01/47 663,306

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 435 Fannie Mae Pool FN MA3120 3.500% 9/01/47 $ 401,942
48 Fannie Mae Pool FN MA3182 3.500% 11/01/47 44,439
160 Fannie Mae Pool FN MA3358 4.500% 5/01/48 156,420
2,168 Fannie Mae Pool FN FM5665 3.500% 8/01/48 2,005,617
90 Fannie Mae Pool FN MA3536 4.000% 12/01/48 86,427
155 Fannie Mae Pool FN MA3574 3.500% 1/01/49 142,854
1,444 Fannie Mae Pool FN FM5488 4.000% 5/01/49 1,383,250
908 Fannie Mae Pool FN MA3774 3.000% 9/01/49 806,833
612 Fannie Mae Pool FN MA3905 3.000% 1/01/50 544,196
364 Fannie Mae Pool FN MA4019 2.500% 5/01/50 309,171
640 Fannie Mae Pool FN MA4077 2.000% 7/01/50 521,244
234 Fannie Mae Pool FN MA4078 2.500% 7/01/50 198,993
347 Fannie Mae Pool FN MA4079 3.000% 7/01/50 308,203
223 Fannie Mae Pool FN MA4097 3.000% 8/01/50 198,145
247 Fannie Mae Pool FN MA4158 2.000% 10/01/50 200,304
1,944 Fannie Mae Pool FN MA4182 2.000% 11/01/50 1,577,648
244 Fannie Mae Pool FN MA4183 2.500% 11/01/50 207,169
1,252 Fannie Mae Pool FN MA4208 2.000% 12/01/50 1,016,566
798 Fannie Mae Pool FN MA4254 1.500% 2/01/51 613,699
862 Fannie Mae Pool FN MA4255 2.000% 2/01/51 696,262
327 Fannie Mae Pool FN MA4304 1.500% 4/01/51 252,119
2,198 Fannie Mae Pool FN MA4305 2021 MTGE 2.000% 4/01/51 1,779,350
76 Fannie Mae Pool FN MA4337 4.000% 4/01/51 72,021
1,431 Fannie Mae Pool FN MA4325 2.000% 5/01/51 1,158,634
292 Fannie Mae Pool FN MA4327 3.000% 5/01/51 257,755
1,698 Fannie Mae Pool FN MA4355 2021 MTGE 2.000% 6/01/51 1,374,675
575 Fannie Mae Pool FN MA4357 3.000% 6/01/51 506,163
170 Fannie Mae Pool FN MA4377 1.500% 7/01/51 131,016
245 Fannie Mae Pool FN MA4378 2.000% 7/01/51 198,056
431 Fannie Mae Pool FN MA4397 1.500% 8/01/51 332,245
1,278 Fannie Mae Pool FN MA4398 2.000% 8/01/51 1,030,277
928 Fannie Mae Pool FN MA4437 2021 MA4437 2.000% 10/01/51 749,857
305 Fannie Mae Pool FN MA4439 3.000% 10/01/51 267,027
691 Fannie Mae Pool FN MA4465 2.000% 11/01/51 557,502
1,545 Fannie Mae Pool FN MA4492 2.000% 12/01/51 1,245,331
1,387 Fannie Mae Pool FN MA4511 2021 2021 2.000% 12/01/51 1,116,406
6,770 Fannie Mae Pool FN MA4493 2.500% 12/01/51 5,733,755
801 Fannie Mae Pool FN MA4512 2.500% 1/01/52 676,689
437 Fannie Mae Pool FN MA4513 2021 2021 3.000% 1/01/52 383,133
1,338 Fannie Mae Pool FN MA4549 3.000% 2/01/52 1,170,292
1,298 Fannie Mae Pool FN MA4562 2.000% 3/01/52 1,044,512
2,900 Fannie Mae Pool FN MA4563 2.500% 3/01/52 2,449,858
319 Fannie Mae Pool FN MA4564 2022 1 3.000% 3/01/52 279,354
809 Fannie Mae Pool FN MA4565 3.500% 3/01/52 736,653
359 Fannie Mae Pool FN MA4577 2.000% 4/01/52 289,040
2,113 Fannie Mae Pool FN MA4578 2.500% 4/01/52 1,784,908
434 Fannie Mae Pool FN MA4579 3.000% 4/01/52 379,283
222 Fannie Mae Pool FN MA4600 2022 2 3.500% 5/01/52 201,247
595 Fannie Mae Pool FN MA4644 2022 1 4.000% 5/01/52 558,151
266 Fannie Mae Pool FN MA4625 2022 1 3.500% 6/01/52 240,929
852 Fannie Mae Pool FN MA4684 2022 1 4.500% 6/01/52 821,484
366 Fannie Mae Pool FN MA4686 5.000% 6/01/52 361,390
534 Fannie Mae Pool FN MA4653 3.000% 7/01/52 467,058
525 Fannie Mae Pool FN MA4699 2022 1 3.500% 7/01/52 476,388
210 Fannie Mae Pool FN MA4654 3.500% 7/01/52 190,994
312 Fannie Mae Pool FN MA4655 4.000% 7/01/52 291,960
624 Fannie Mae Pool FN MA4700 2022 1 4.000% 7/01/52 584,908
526 Fannie Mae Pool FN MA4701 2022 1 4.500% 7/01/52 506,893
698 Fannie Mae Pool FN MA4656 4.500% 7/01/52 672,679
339 Fannie Mae Pool FN MA4709 5.000% 7/01/52 333,823
931 Fannie Mae Pool FN MA4737 2022 1 5.000% 8/01/52 918,919
926 Fannie Mae Pool FN MA4738 5.500% 8/01/52 929,791
312 Fannie Mae Pool FN MA4731 2022 1 3.500% 9/01/52 282,791

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 360 Fannie Mae Pool FN MA4732 4.000% 9/01/52 $ 337,566
555 Fannie Mae Pool FN MA4781 3.000% 10/01/52 485,383
462 Fannie Mae Pool FN MA4782 3.500% 10/01/52 418,730
575 Fannie Mae Pool FN MA4783 4.000% 10/01/52 538,551
543 Fannie Mae Pool FN MA4805 2022 1 4.500% 11/01/52 523,063
345 Fannie Mae Pool FN MA4807 5.500% 11/01/52 346,207
577 Fannie Mae Pool FN MA4847 6.000% 11/01/52 587,446
229 Fannie Mae Pool FN MA4852 6.500% 11/01/52 235,172
439 Fannie Mae Pool FN MA4842 2022 1 5.500% 12/01/52 441,038
919 Fannie Mae Pool FN MA4894 6.000% 1/01/53 933,684
626 Fannie Mae Pool FN MA4895 6.500% 1/01/53 643,581
415 Fannie Mae Pool FN MA5027 4.000% 5/01/53 388,814
280 Fannie Mae Pool FN MA5008 4.500% 5/01/53 269,881
378 Fannie Mae Pool FN MA5009 5.000% 5/01/53 372,629
249 Fannie Mae Pool FN MA5012 6.500% 5/01/53 255,674
192 Fannie Mae Pool FN MA5071 5.000% 7/01/53 189,238
797 Fannie Mae Pool FN MA5106 5.000% 8/01/53 785,204
195 Fannie Mae Pool FN MA5108 6.000% 8/01/53 198,186
1,119 Fannie Mae Pool FN MA5165 5.500% 10/01/53 1,120,884
92 Fannie Mae Pool FN MA5166 6.000% 10/01/53 93,471
262 Fannie Mae Pool FN MA5190 5.500% 11/01/53 262,379
193 Fannie Mae Pool FN MA5192 6.500% 11/01/53 198,343
84 Fannie Mae Pool FN MA5193 7.000% 11/01/53 87,218
859 Fannie Mae Pool FN MA5216 6.000% 12/01/53 870,732
181 Fannie Mae Pool FN MA5217 6.500% 12/01/53 185,596
249 Fannie Mae Pool FN MA5218 7.000% 12/01/53 256,821
191 Fannie Mae Pool FN MA5247 6.000% 1/01/54 193,591
203 Fannie Mae Pool FN MA5271 5.500% 2/01/54 203,195
179 Fannie Mae Pool FN MA5273 6.500% 2/01/54 183,136
143 Fannie Mae Pool FN MA5295 6.000% 3/01/54 145,282
88 Fannie Mae Pool FN MA5298 7.000% 3/01/54 90,899
234 Fannie Mae Pool FN MA5329 6.500% 4/01/54 239,860
263 Fannie Mae Pool FN MA5342 7.000% 4/01/54 271,441
402 Fannie Mae Pool FN MA5353 5.500% 5/01/54 402,683
153 Fannie Mae Pool FN MA5388 5.500% 6/01/54 153,248
191 Fannie Mae Pool FN MA5390 6.500% 6/01/54 195,729
155 Fannie Mae Pool FN MA5419 5.000% 7/01/54 152,609
399 Fannie Mae Pool FN MA5421 6.000% 7/01/54 404,652
195 Fannie Mae Pool FN MA5446 6.500% 8/01/54 199,932
180 Fannie Mae-Aces 2018 M7 3.032% 3/25/28 172,954
249 Fannie Mae-Aces 2018 M10 3.357% 7/25/28 240,472
50 Ford Credit Auto Lease Trust 2024-B 2024 B 4.990% 12/15/27 50,263
41 Ford Credit Auto Owner Trust 2022-A 2022 A 1.290% 6/15/26 40,297
50 Ford Credit Auto Owner Trust 2024-A 2024 A 5.010% 9/15/29 50,664
777 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K735
2.862% 5/25/26 752,502
97 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
0.861% 6/25/27 91,469
62 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
1.760% 3/25/28 56,663
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K743
1.770% 5/25/28 90,912
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K505
4.819% 6/25/28 101,353
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K506
4.650% 8/25/28 100,644
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K507
4.800% 9/25/28 101,149
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2024 K517
5.355% 1/25/29 103,499
35 Freddie Mac Multifamily Structured Pass Through
Certificates 2024 K518
5.400% 1/25/29 36,281

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 100 Freddie Mac Multifamily Structured Pass Through
Certificates 2024 K520
5.180% 3/25/29 $ 102,961
294 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K094
2.701% 4/25/29 281,723
93 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K125
1.101% 8/25/30 82,482
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K753
4.400% 10/25/30 100,012
95 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 85,780
50 Freddie Mac Multifamily Structured Pass Through
Certificates 2024 K755
5.203% 2/25/31 52,193
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K129
1.647% 5/25/31 84,120
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2024 K756
4.963% 5/25/31 103,133
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 160
4.500% 8/25/33 100,229
95 Freddie Mac Multifamily Structured Pass Through
Certificates 2024 162
5.150% 12/25/33 99,669
98 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 1520
2.007% 7/25/35 82,034
685 Freddie Mac Pool FR SD3574 3.000% 11/01/48 613,820
99 Freddie Mac Pool FR SD8071 4.500% 6/01/50 96,496
237 Freddie Mac Pool FR SD8161 2.500% 8/01/51 201,303
355 Freddie Mac Pool FR SD5345 2.500% 4/01/52 298,762
215 Freddie Mac Pool FR SD8428 4.000% 5/01/54 201,246
421 Ginnie Mae II Pool G2 MA3663 3.500% 5/20/46 392,297
54 Ginnie Mae II Pool G2 MA5264 4.000% 6/20/48 51,211
61 Ginnie Mae II Pool G2 MA5398 4.000% 8/20/48 58,261
378 Ginnie Mae II Pool G2 MA6038 3.000% 7/20/49 340,555
176 Ginnie Mae II Pool G2 MA6283 3.000% 11/20/49 158,251
690 Ginnie Mae II Pool G2 MA6338 3.000% 12/20/49 618,824
206 Ginnie Mae II Pool G2 MA6340 4.000% 12/20/49 196,794
215 Ginnie Mae II Pool G2 MA6410 3.500% 1/20/50 198,975
133 Ginnie Mae II Pool G2 MA6542 3.500% 3/20/50 123,769
69 Ginnie Mae II Pool G2 MA6600 3.500% 4/20/50 64,193
70 Ginnie Mae II Pool G2 MA6820 3.000% 8/20/50 62,956
685 Ginnie Mae II Pool G2 MA6864 2.000% 9/20/50 567,670
612 Ginnie Mae II Pool G2 MA6865 2.500% 9/20/50 528,190
74 Ginnie Mae II Pool G2 MA6931 2.500% 10/20/50 63,733
246 Ginnie Mae II Pool G2 MA6995 2.500% 11/20/50 212,221
436 Ginnie Mae II Pool G2 MA7051 2020 GNMA II 2.000% 12/20/50 362,079
213 Ginnie Mae II Pool G2 MA7054 3.500% 12/20/50 197,862
408 Ginnie Mae II Pool G2 MA7136 2.500% 1/20/51 351,426
464 Ginnie Mae II Pool G2 MA7312 2021 MTGE 2.500% 4/20/51 399,021
513 Ginnie Mae II Pool G2 MA7367 2.500% 5/20/51 441,743
337 Ginnie Mae II Pool G2 MA7419 2021 MTGE 3.000% 6/20/51 301,332
744 Ginnie Mae II Pool G2 MA7472 2.500% 7/20/51 640,482
238 Ginnie Mae II Pool G2 MA7533 2.000% 8/20/51 197,497
228 Ginnie Mae II Pool G2 MA7534 2.500% 8/20/51 195,887
744 Ginnie Mae II Pool G2 MA7704 2.000% 11/20/51 616,444
117 Ginnie Mae II Pool G2 MA7767 2.500% 12/20/51 101,080
251 Ginnie Mae II Pool G2 MA7826 2.000% 1/20/52 208,215
165 Ginnie Mae II Pool G2 MA7827 2.500% 1/20/52 142,187
1,381 Ginnie Mae II Pool G2 MA7882 3.000% 2/20/52 1,232,396
204 Ginnie Mae II Pool G2 MA7883 3.500% 2/20/52 187,441
1,447 Ginnie Mae II Pool G2 MA7935 2.000% 3/20/52 1,199,889
213 Ginnie Mae II Pool G2 MA7936 2.500% 3/20/52 183,505
415 Ginnie Mae II Pool G2 MA7937 3.000% 3/20/52 370,301
768 Ginnie Mae II Pool G2 MA7938 3.500% 3/20/52 705,594
198 Ginnie Mae II Pool G2 MA7939 4.000% 3/20/52 186,755
544 Ginnie Mae II Pool G2 MA8042 2.500% 5/20/52 468,494

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 203 Ginnie Mae II Pool G2 MA8044 3.500% 5/20/52 $ 186,618
431 Ginnie Mae II Pool G2 MA8046 4.500% 5/20/52 417,791
742 Ginnie Mae II Pool G2 MA8100 4.000% 6/20/52 701,339
217 Ginnie Mae II Pool G2 MA8101 4.500% 6/20/52 210,819
424 Ginnie Mae II Pool G2 MA8102 5.000% 6/20/52 420,071
439 Ginnie Mae II Pool G2 MA8151 4.500% 7/20/52 425,644
179 Ginnie Mae II Pool G2 MA8200 4.000% 8/20/52 168,861
177 Ginnie Mae II Pool G2 MA8201 4.500% 8/20/52 171,955
174 Ginnie Mae II Pool G2 MA8202 5.000% 8/20/52 172,877
179 Ginnie Mae II Pool G2 MA8266 3.500% 9/20/52 164,501
198 Ginnie Mae II Pool G2 MA8267 2022 A 4.000% 9/20/52 186,794
169 Ginnie Mae II Pool G2 MA8349 5.500% 10/20/52 170,360
180 Ginnie Mae II Pool G2 MA8428 5.000% 11/20/52 177,898
160 Ginnie Mae II Pool G2 MA8430 6.000% 11/20/52 163,053
255 Ginnie Mae II Pool G2 MA8487 3.500% 12/20/52 234,014
437 Ginnie Mae II Pool G2 MA8491 5.500% 12/20/52 439,451
157 Ginnie Mae II Pool G2 MA8492 6.000% 12/20/52 160,282
401 Ginnie Mae II Pool G2 MA8571 6.000% 1/20/53 408,460
199 Ginnie Mae II Pool G2 MA8572 6.500% 1/20/53 203,092
328 Ginnie Mae II Pool G2 MA8801 5.500% 4/20/53 328,691
188 Ginnie Mae II Pool G2 MA8876 4.000% 5/20/53 177,624
144 Ginnie Mae II Pool G2 MA8881 6.500% 5/20/53 146,613
96 Ginnie Mae II Pool G2 MA9015 4.500% 7/20/53 93,414
287 Ginnie Mae II Pool G2 MA9106 5.500% 8/20/53 288,106
267 Ginnie Mae II Pool G2 MA9170 5.000% 9/20/53 263,994
192 Ginnie Mae II Pool G2 MA9171 5.500% 9/20/53 192,788
93 Ginnie Mae II Pool G2 MA9172 6.000% 9/20/53 95,144
82 Ginnie Mae II Pool G2 MA9244 7.000% 10/20/53 84,340
207 Ginnie Mae II Pool G2 MA9303 4.500% 11/20/53 200,491
296 Ginnie Mae II Pool G2 MA9361 5.000% 12/20/53 292,756
305 Ginnie Mae II Pool G2 MA9422 5.000% 1/20/54 301,788
291 Ginnie Mae II Pool G2 MA9424 6.000% 1/20/54 293,991
147 Ginnie Mae II Pool G2 MA9425 6.500% 1/20/54 149,844
290 Ginnie Mae II Pool G2 MA9490 6.500% 2/20/54 295,736
243 Ginnie Mae II Pool G2 MA9671 7.000% 5/20/54 248,994
100 Ginnie Mae II Pool G2 MA9725 5.500% 6/20/54 100,317
250 Ginnie Mae II Pool G2 MA9726 6.000% 6/20/54 252,460
250 Ginnie Mae II Pool G2 MA9779 5.500% 7/20/54 250,791
25 GM Financial Consumer Automobile Receivables Trust
2022-1 2022 1
1.260% 11/16/26 24,065
50 GM Financial Consumer Automobile Receivables Trust
2024-2 2024 2
5.100% 3/16/29 50,454
200 GS Mortgage Securities Trust 2019-GC38 2019 GC38 3.968% 2/10/52 190,426
7 Honda Auto Receivables 2021-2 Owner Trust 2021 2 0.330% 8/15/25 6,769
40 Honda Auto Receivables 2024-2 Owner Trust 2024 2 5.210% 7/18/30 40,773
100 Hyundai Auto Receivables Trust 2023 C 5.540% 10/16/28 101,415
50 John Deere Owner Trust 2021 B 0.740% 5/15/28 48,505
25 Mercedes-Benz Auto Receivables Trust 2024-1 2024 1 4.790% 7/15/31 25,244
100 Morgan Stanley Capital I Trust 2021-L5 2021 L5 1.518% 5/15/54 92,328
100 Santander Drive Auto Receivables Trust 2024-2 2024 2 5.630% 11/15/28 101,037
100 Synchrony Card Funding LLC 2023 A1 5.540% 7/15/29 101,411
100 Toyota Auto Receivables 2021-B Owner Trust 2021 B 0.530% 10/15/26 96,821
100 UNITED STATES 2023 B 5.600% 2/15/29 101,528
100 UNITED STATES 2023 C22 6.804% 11/15/56 113,534
90 Verizon Master Trust Series 2024-4 2024 4 5.210% 6/20/29 90,958
72 Wells Fargo Commercial Mortgage Trust 2016-C32 2016
C32
3.324% 1/15/59 71,175
300 Wells Fargo Commercial Mortgage Trust 2019-C49 2019
C49
3.760% 3/15/52 285,827
22 World Omni Auto Receivables Trust 2021-B 2021 B 0.420% 6/15/26 21,346
TOTAL SECURITIZED
(cost $105,797,473) 99,039,056

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE DEBT - 25.1%
FINANCIALS - 8.3%
$ 10 Aegon Ltd 5.500% 4/11/48 $ 9,737
200 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
2.450% 10/29/26 188,938
30 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.650% 7/21/27 28,888
20 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.875% 1/23/28 19,281
10 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
5.100% 1/19/29 10,063
10 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
6.150% 9/30/30 10,563
190 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.300% 1/30/32 167,257
60 Aetna Inc 4.125% 11/15/42 48,326
20 Affiliated Managers Group Inc 3.500% 8/01/25 19,645
60 Aflac Inc 3.600% 4/01/30 56,622
160 Air Lease Corp 2.875% 1/15/26 154,684
10 Air Lease Corp 4.625% 10/01/28 9,864
30 Air Lease Corp 3.125% 12/01/30 26,878
50 Air Lease Corp 5.200% 7/15/31 49,971
30 Air Lease Corp 2.875% 1/15/32 25,748
50 Aircastle Ltd 4.250% 6/15/26 49,096
100 Alexandria Real Estate Equities
Inc
3.375% 8/15/31 90,297
100 Alexandria Real Estate Equities
Inc
2.950% 3/15/34 83,253
50 Alexandria Real Estate Equities
Inc
5.625% 5/15/54 48,142
92 Ally Financial Inc 8.000% 11/01/31 103,526
30 Ally Financial Inc 8.000% 11/01/31 33,518
90 American Express Co 1.650% 11/04/26 84,038
150 American Express Co 5.625% 7/28/34 154,039
50 American Homes 4 Rent 5.500% 7/15/34 50,333
120 American International Group
Inc
3.400% 6/30/30 111,062
70 Ameriprise Financial Inc 5.700% 12/15/28 72,706
10 Ameriprise Financial Inc 4.500% 5/13/32 9,779
110 Aon Corp / Aon Global
Holdings PLC
5.350% 2/28/33 111,921
50 Aon North America Inc 5.450% 3/01/34 51,030
10 Apollo Global Management Inc 6.375% 11/15/33 10,826
90 Arthur J Gallagher & Co 3.050% 3/09/52 56,811
42 Assurant Inc 2.650% 1/15/32 35,193
60 Australia & New Zealand
Banking Group Ltd/New York
NY
3.700% 11/16/25 59,237
120 AvalonBay Communities Inc 5.300% 12/07/33 122,082
320 Banco Santander SA 4.175% 3/24/28 311,886
150 Banco Santander SA 3.490% 5/28/30 137,980
170 Bank of America Corp 5.080% 1/20/27 170,103
40 Bank of America Corp 1.734% 7/22/27 37,547
300 Bank of America Corp 2.087% 6/14/29 271,183
150 Bank of America Corp 4.271% 7/23/29 146,920
740 Bank of America Corp 3.974% 2/07/30 712,691
200 Bank of America Corp 2.592% 4/29/31 176,747
250 Bank of America Corp 2.651% 3/11/32 216,281
100 Bank of America Corp 2.299% 7/21/32 83,953
310 Bank of America Corp 5.872% 9/15/34 325,326
272 Bank of America Corp 3.311% 4/22/42 209,222

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 250 Bank of America Corp 2.972% 7/21/52 $ 168,590
100 Bank of Montreal 2.650% 3/08/27 95,150
50 Bank of Montreal 5.717% 9/25/28 51,789
48 Bank of Montreal 3.803% 12/15/32 45,811
100 Bank of New York Mellon Corp/
The
2.800% 5/04/26 96,735
100 Bank of New York Mellon Corp/
The
2.050% 1/26/27 94,289
100 Bank of New York Mellon Corp/
The
5.188% 3/14/35 100,868
50 Bank of New York Mellon Corp/
The
5.606% 7/21/39 50,794
130 Bank of Nova Scotia/The 1.350% 6/24/26 121,831
100 Bank of Nova Scotia/The 5.400% 6/04/27 101,853
310 Barclays PLC 4.836% 5/09/28 304,817
200 Barclays PLC 7.385% 11/02/28 213,237
200 Barclays PLC 6.692% 9/13/34 216,873
50 BlackRock Funding Inc 5.350% 1/08/55 50,121
40 BlackRock Inc 3.250% 4/30/29 37,956
30 BlackRock Inc 2.400% 4/30/30 26,693
30 BlackRock Inc 1.900% 1/28/31 25,368
10 BlackRock Inc 4.750% 5/25/33 10,008
162 Boston Properties LP 2.900% 3/15/30 140,926
50 Brixmor Operating Partnership
LP
4.125% 6/15/26 49,160
120 Brookfield Finance I UK Plc /
Brookfield Finance Inc
2.340% 1/30/32 99,741
20 Brookfield Finance Inc 3.900% 1/25/28 19,381
50 Brookfield Finance Inc 6.350% 1/05/34 53,725
10 Brookfield Finance Inc 5.968% 3/04/54 10,243
50 Brown & Brown Inc 5.650% 6/11/34 50,621
50 Canadian Imperial Bank of
Commerce
5.260% 4/08/29 50,831
100 Canadian Imperial Bank of
Commerce
6.092% 10/03/33 106,214
200 Capital One Financial Corp 5.468% 2/01/29 201,958
100 Capital One Financial Corp 6.312% 6/08/29 103,716
100 Capital One Financial Corp 7.624% 10/30/31 111,853
100 Capital One Financial Corp 6.051% 2/01/35 102,778
10 Cboe Global Markets Inc 3.650% 1/12/27 9,766
30 Cboe Global Markets Inc 3.000% 3/16/32 26,520
280 Centene Corp 3.375% 2/15/30 252,272
10 Charles Schwab Corp/The 3.200% 3/02/27 9,610
200 Charles Schwab Corp/The 2.000% 3/20/28 182,291
10 Charles Schwab Corp/The 4.000% 2/01/29 9,755
110 Charles Schwab Corp/The 5.643% 5/19/29 112,698
10 Charles Schwab Corp/The 3.250% 5/22/29 9,387
10 Charles Schwab Corp/The 6.136% 8/24/34 10,590
119 Chubb Corp/The 6.000% 5/11/37 129,665
10 Chubb INA Holdings LLC 1.375% 9/15/30 8,340
988 Citigroup Inc 3.980% 3/20/30 949,304
190 Citigroup Inc 2.561% 5/01/32 162,105
280 Citigroup Inc 2.520% 11/03/32 235,911
100 Citigroup Inc 6.174% 5/25/34 103,811
50 Citigroup Inc 5.827% 2/13/35 50,680
100 Citigroup Inc 5.449% 6/11/35 101,648
20 Citizens Financial Group Inc 2.850% 7/27/26 19,142
100 Citizens Financial Group Inc 2.638% 9/30/32 79,238
100 CME Group Inc 2.650% 3/15/32 87,595
60 CME Group Inc 5.300% 9/15/43 61,794
50 CNO Financial Group Inc 6.450% 6/15/34 51,188

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 50 Comerica Inc 5.982% 1/30/30 $ 50,126
250 Commonwealth Bank of
Australia/New York NY
5.499% 9/12/25 251,869
140 Cooperatieve Rabobank UA 3.750% 7/21/26 136,355
100 COPT Defense Properties LP 2.000% 1/15/29 86,939
150 Deutsche Bank AG/New York
NY
2.552% 1/07/28 140,583
150 Deutsche Bank AG/New York
NY
6.819% 11/20/29 158,675
100 Digital Realty Trust LP 5.550% 1/15/28 102,004
130 Discover Financial Services 6.700% 11/29/32 139,930
10 Eaton Vance Corp 3.500% 4/06/27 9,690
30 Elevance Health Inc 3.650% 12/01/27 29,085
100 Elevance Health Inc 2.250% 5/15/30 87,548
50 Elevance Health Inc 5.500% 10/15/32 51,978
100 Elevance Health Inc 4.650% 1/15/43 89,971
30 Elevance Health Inc 3.125% 5/15/50 20,608
110 Elevance Health Inc 4.550% 5/15/52 94,746
36 Equitable Holdings Inc 5.000% 4/20/48 33,092
70 ERP Operating LP 2.500% 2/15/30 62,685
30 Everest Reinsurance Holdings
Inc
3.500% 10/15/50 20,558
50 Federal Realty OP LP 3.500% 6/01/30 46,257
132 Fifth Third Bancorp 1.707% 11/01/27 122,708
100 Fifth Third Bancorp 6.339% 7/27/29 104,221
50 Fifth Third Bancorp 5.631% 1/29/32 50,833
30 First American Financial Corp 2.400% 8/15/31 24,446
30 Franklin Resources Inc 1.600% 10/30/30 24,899
50 GATX Corp 4.700% 4/01/29 49,551
10 GATX Corp 4.000% 6/30/30 9,526
30 GATX Corp 3.500% 6/01/32 26,633
10 GATX Corp 5.450% 9/15/33 10,172
20 GATX Corp 6.050% 3/15/34 20,971
10 GATX Corp 5.200% 3/15/44 9,408
80 Goldman Sachs Bank USA/New
York NY
5.283% 3/18/27 80,317
200 Goldman Sachs Group Inc/The 1.948% 10/21/27 187,156
350 Goldman Sachs Group Inc/The 3.800% 3/15/30 333,593
50 Goldman Sachs Group Inc/The 5.727% 4/25/30 51,647
652 Goldman Sachs Group Inc/The 2.383% 7/21/32 548,252
200 Goldman Sachs Group Inc/The 2.650% 10/21/32 170,320
100 Goldman Sachs Group Inc/The 6.561% 10/24/34 109,932
50 Goldman Sachs Group Inc/The 5.330% 7/23/35 50,371
80 Hartford Financial Services
Group Inc/The
2.900% 9/15/51 51,873
100 Healthpeak OP LLC 2.125% 12/01/28 89,555
60 Healthpeak OP LLC 3.500% 7/15/29 56,479
70 Host Hotels & Resorts LP 4.500% 2/01/26 69,340
10 Host Hotels & Resorts LP 3.375% 12/15/29 9,128
200 HSBC Holdings PLC 7.336% 11/03/26 205,209
200 HSBC Holdings PLC 2.013% 9/22/28 182,716
270 HSBC Holdings PLC 2.206% 8/17/29 242,416
450 HSBC Holdings PLC 2.804% 5/24/32 385,440
200 HSBC Holdings PLC 6.547% 6/20/34 211,371
10 Humana Inc 5.750% 12/01/28 10,352
30 Humana Inc 4.875% 4/01/30 30,048
60 Humana Inc 5.375% 4/15/31 60,932
100 Humana Inc 2.150% 2/03/32 81,789
120 Huntington Bancshares Inc/OH 5.709% 2/02/35 121,315
100 ING Groep NV 3.950% 3/29/27 97,805
70 ING Groep NV 4.050% 4/09/29 67,674

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 40 ING Groep NV 5.550% 3/19/35 $ 40,614
64 Intercontinental Exchange Inc 3.750% 9/21/28 61,800
10 Intercontinental Exchange Inc 4.350% 6/15/29 9,808
50 Intercontinental Exchange Inc 5.250% 6/15/31 51,126
20 Intercontinental Exchange Inc 1.850% 9/15/32 15,951
20 Intercontinental Exchange Inc 4.600% 3/15/33 19,566
90 Intercontinental Exchange Inc 4.250% 9/21/48 76,242
30 Invesco Finance PLC 3.750% 1/15/26 29,433
100 Invitation Homes Operating
Partnership LP
5.450% 8/15/30 102,369
20 Janus Henderson US Holdings
Inc
4.875% 8/01/25 19,886
150 JPMorgan Chase & Co 1.470% 9/22/27 139,622
50 JPMorgan Chase & Co 4.979% 7/22/28 50,258
50 JPMorgan Chase & Co 5.581% 4/22/30 51,560
570 JPMorgan Chase & Co 3.702% 5/06/30 542,469
260 JPMorgan Chase & Co 2.739% 10/15/30 235,160
648 JPMorgan Chase & Co 4.493% 3/24/31 637,442
110 JPMorgan Chase & Co 2.545% 11/08/32 93,729
160 JPMorgan Chase & Co 3.157% 4/22/42 122,511
450 JPMorgan Chase & Co 3.328% 4/22/52 326,943
20 KeyBank NA/Cleveland OH 6.950% 2/01/28 20,839
20 KeyBank NA/Cleveland OH 3.900% 4/13/29 18,445
110 KeyCorp 2.250% 4/06/27 101,787
60 KeyCorp 6.401% 3/06/35 62,587
40 Kilroy Realty LP 4.750% 12/15/28 38,665
20 Kilroy Realty LP 2.500% 11/15/32 15,439
100 Kimco Realty OP LLC 2.250% 12/01/31 82,484
30 Legg Mason Inc 4.750% 3/15/26 29,990
40 Legg Mason Inc 5.625% 1/15/44 39,867
70 Lincoln National Corp 3.050% 1/15/30 63,731
20 Lincoln National Corp 3.400% 3/01/32 17,724
30 Lincoln National Corp 4.375% 6/15/50 23,498
90 Lloyds Banking Group PLC 4.550% 8/16/28 89,031
200 Lloyds Banking Group PLC 5.721% 6/05/30 205,714
50 Lloyds Banking Group PLC 4.344% 1/09/48 40,267
20 LPL Holdings Inc 6.750% 11/17/28 21,116
60 LXP Industrial Trust 6.750% 11/15/28 63,084
100 (c) M&T Bank Corp 7.413% 10/30/29 107,486
50 M&T Bank Corp 6.082% 3/13/32 51,302
40 Manulife Financial Corp 5.375% 3/04/46 39,851
120 Marsh & McLennan Cos Inc 2.250% 11/15/30 104,813
10 Marsh & McLennan Cos Inc 4.750% 3/15/39 9,567
40 Marsh & McLennan Cos Inc 4.350% 1/30/47 34,496
10 Marsh & McLennan Cos Inc 4.200% 3/01/48 8,347
50 Marsh & McLennan Cos Inc 5.450% 3/15/54 50,369
220 MetLife Inc 4.875% 11/13/43 205,859
200 Mitsubishi UFJ Financial Group
Inc
2.757% 9/13/26 191,749
150 Mitsubishi UFJ Financial Group
Inc
1.538% 7/20/27 140,582
64 Mitsubishi UFJ Financial Group
Inc
3.961% 3/02/28 62,611
200 Mitsubishi UFJ Financial Group
Inc
5.441% 2/22/34 205,780
10 Mizuho Financial Group Inc 3.663% 2/28/27 9,724
50 Mizuho Financial Group Inc 4.254% 9/11/29 48,660
100 Mizuho Financial Group Inc 2.869% 9/13/30 90,423
10 Mizuho Financial Group Inc 1.979% 9/08/31 8,406
200 Mizuho Financial Group Inc 5.594% 7/10/35 204,393
50 Morgan Stanley 4.350% 9/08/26 49,398

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 50 Morgan Stanley 5.652% 4/13/28 $ 50,944
110 Morgan Stanley 4.210% 4/20/28 108,204
10 Morgan Stanley 3.591% 7/22/28 9,619
517 Morgan Stanley 3.772% 1/24/29 499,374
100 Morgan Stanley 5.123% 2/01/29 100,939
291 Morgan Stanley 4.431% 1/23/30 286,011
50 Morgan Stanley 5.656% 4/18/30 51,576
120 Morgan Stanley 3.622% 4/01/31 112,477
200 Morgan Stanley 2.239% 7/21/32 166,924
130 Morgan Stanley 5.424% 7/21/34 131,954
100 Morgan Stanley 6.627% 11/01/34 110,249
100 Morgan Stanley 5.466% 1/18/35 101,767
50 Morgan Stanley 5.831% 4/19/35 52,240
50 Morgan Stanley 5.320% 7/19/35 50,412
100 Morgan Stanley 2.484% 9/16/36 81,092
100 Morgan Stanley 5.942% 2/07/39 101,721
20 Morgan Stanley 4.300% 1/27/45 17,602
120 Nasdaq Inc 5.550% 2/15/34 123,235
200 National Australia Bank Ltd/
New York
3.375% 1/14/26 196,333
80 NatWest Group PLC 4.892% 5/18/29 79,456
100 NatWest Group PLC 5.808% 9/13/29 103,076
100 NatWest Group PLC 5.076% 1/27/30 100,121
150 Nomura Holdings Inc 2.172% 7/14/28 134,802
10 Nomura Holdings Inc 6.087% 7/12/33 10,645
72 Northern Trust Corp 3.950% 10/30/25 71,108
20 Northern Trust Corp 3.150% 5/03/29 18,840
50 Old Republic International
Corp
5.750% 3/28/34 50,821
30 ORIX Corp 3.700% 7/18/27 29,070
40 ORIX Corp 2.250% 3/09/31 33,948
20 ORIX Corp 4.000% 4/13/32 18,797
10 ORIX Corp 5.200% 9/13/32 10,161
20 Piedmont Operating
Partnership LP
3.150% 8/15/30 16,533
10 PNC Bank NA 3.100% 10/25/27 9,507
90 PNC Bank NA 4.050% 7/26/28 87,376
20 PNC Bank NA 2.700% 10/22/29 17,900
100 PNC Financial Services Group
Inc/The
5.582% 6/12/29 102,348
140 PNC Financial Services Group
Inc/The
6.875% 10/20/34 155,808
50 PNC Financial Services Group
Inc/The
5.676% 1/22/35 51,562
54 Principal Financial Group Inc 3.700% 5/15/29 51,525
10 Principal Financial Group Inc 2.125% 6/15/30 8,581
34 Progressive Corp/The 3.200% 3/26/30 31,601
40 Progressive Corp/The 3.000% 3/15/32 35,643
50 Progressive Corp/The 4.200% 3/15/48 42,287
91 Prologis LP 3.875% 9/15/28 88,476
50 Prologis LP 2.875% 11/15/29 45,925
10 Prologis LP 4.375% 9/15/48 8,637
100 Prologis LP 5.250% 6/15/53 97,099
50 Prologis LP 5.250% 3/15/54 48,344
41 Prudential Financial Inc 1.500% 3/10/26 38,947
30 Prudential Financial Inc 2.100% 3/10/30 26,273
70 Prudential Financial Inc 3.000% 3/10/40 53,355
20 (c) Prudential Financial Inc 4.500% 9/15/47 19,039
133 Prudential Financial Inc 3.905% 12/07/47 106,089
10 Prudential Financial Inc 3.700% 10/01/50 8,812
30 Prudential Funding Asia PLC 3.625% 3/24/32 27,183

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 110 Public Storage Operating Co 5.125% 1/15/29 $ 112,682
30 Raymond James Financial Inc 4.950% 7/15/46 27,885
50 Regency Centers Corp 5.250% 1/15/34 50,126
10 Regions Financial Corp 1.800% 8/12/28 8,825
20 Regions Financial Corp 7.375% 12/10/37 22,632
30 Reinsurance Group of America
Inc
3.950% 9/15/26 29,420
29 Reinsurance Group of America
Inc
3.900% 5/15/29 27,746
50 Reinsurance Group of America
Inc
5.750% 9/15/34 51,145
100 Royal Bank of Canada 1.200% 4/27/26 93,978
100 Royal Bank of Canada 1.150% 7/14/26 93,332
110 Royal Bank of Canada 5.200% 8/01/28 112,507
50 (c) Royal Bank of Canada 4.969% 8/02/30 50,427
100 Santander Holdings USA Inc 2.490% 1/06/28 93,200
50 Santander Holdings USA Inc 6.342% 5/31/35 51,230
200 Simon Property Group LP 5.500% 3/08/33 206,202
50 State Street Corp 4.993% 3/18/27 50,501
10 State Street Corp 4.141% 12/03/29 9,775
160 State Street Corp 2.400% 1/24/30 144,197
60 State Street Corp 6.123% 11/21/34 63,827
50 Sumitomo Mitsui Financial
Group Inc
2.632% 7/14/26 47,896
330 Sumitomo Mitsui Financial
Group Inc
3.364% 7/12/27 317,831
90 Sumitomo Mitsui Financial
Group Inc
3.544% 1/17/28 86,442
170 Sumitomo Mitsui Financial
Group Inc
2.750% 1/15/30 152,733
10 Sumitomo Mitsui Financial
Group Inc
1.710% 1/12/31 8,178
50 Sumitomo Mitsui Financial
Group Inc
5.836% 7/09/44 52,092
50 Synchrony Financial 5.935% 8/02/30 50,308
212 Toronto-Dominion Bank/The 1.200% 6/03/26 198,849
100 Toronto-Dominion Bank/The 5.523% 7/17/28 102,942
50 Toronto-Dominion Bank/The 3.625% 9/15/31 48,194
102 Travelers Cos Inc/The 4.600% 8/01/43 93,865
20 Travelers Cos Inc/The 3.750% 5/15/46 16,028
20 Travelers Cos Inc/The 4.000% 5/30/47 16,601
10 Travelers Cos Inc/The 4.050% 3/07/48 8,379
51 Truist Bank 3.625% 9/16/25 50,047
50 Truist Financial Corp 1.887% 6/07/29 44,741
100 Truist Financial Corp 7.161% 10/30/29 107,714
10 Truist Financial Corp 1.950% 6/05/30 8,515
200 UBS AG/London 5.650% 9/11/28 207,073
60 UnitedHealth Group Inc 4.600% 4/15/27 60,172
80 UnitedHealth Group Inc 4.000% 5/15/29 78,317
210 UnitedHealth Group Inc 5.300% 2/15/30 217,590
110 UnitedHealth Group Inc 4.200% 5/15/32 105,615
100 UnitedHealth Group Inc 5.350% 2/15/33 103,433
401 UnitedHealth Group Inc 4.750% 5/15/52 362,489
300 US Bancorp 5.384% 1/23/30 305,888
21 Ventas Realty LP 3.850% 4/01/27 20,424
20 Ventas Realty LP 4.400% 1/15/29 19,631
10 Ventas Realty LP 3.000% 1/15/30 9,043
54 Ventas Realty LP 4.750% 11/15/30 53,171
19 Voya Financial Inc 4.800% 6/15/46 16,556
40 Voya Financial Inc 4.700% 1/23/48 34,789
118 Welltower OP LLC 4.125% 3/15/29 114,811

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIALS (continued)
$ 10 Welltower OP LLC 2.750% 1/15/31 $ 8,802
110 Westpac Banking Corp 1.953% 11/20/28 98,981
100 Westpac Banking Corp 2.150% 6/03/31 85,682
176 Westpac Banking Corp 4.322% 11/23/31 172,298
10 Willis North America Inc 4.500% 9/15/28 9,843
60 Willis North America Inc 2.950% 9/15/29 54,679
50 Willis North America Inc 5.900% 3/05/54 50,032
20 XL Group Ltd 5.250% 12/15/43 19,121
20 Zions Bancorp NA 3.250% 10/29/29 17,197
TOTAL FINANCIALS 30,425,100
INDUSTRIAL - 14.4%
30 3M Co 3.375% 3/01/29 28,422
78 3M Co 2.375% 8/26/29 69,882
100 3M Co 3.050% 4/15/30 92,211
10 3M Co 3.625% 10/15/47 7,524
20 3M Co 3.250% 8/26/49 13,957
20 ABB Finance USA Inc 3.800% 4/03/28 19,750
48 Adobe Inc 2.150% 2/01/27 45,391
70 Adobe Inc 4.800% 4/04/29 71,254
60 Agilent Technologies Inc 2.100% 6/04/30 52,024
119 Air Products and Chemicals Inc 1.850% 5/15/27 110,743
10 Air Products and Chemicals Inc 2.050% 5/15/30 8,751
10 Air Products and Chemicals Inc 2.700% 5/15/40 7,331
30 Albemarle Corp 4.650% 6/01/27 29,745
40 Allegion US Holding Co Inc 5.411% 7/01/32 40,855
90 Alphabet Inc 0.800% 8/15/27 81,450
20 Alphabet Inc 1.100% 8/15/30 16,771
50 Alphabet Inc 1.900% 8/15/40 33,755
90 Alphabet Inc 2.250% 8/15/60 51,972
10 Amcor Finance USA Inc 4.500% 5/15/28 9,855
60 Amcor Flexibles North America
Inc
2.630% 6/19/30 52,653
170 America Movil SAB de CV 4.700% 7/21/32 166,038
67 American Airlines 2017-1 Class
AA Pass Through Trust2020 A
3.650% 2/15/29 63,027
60 American Honda Finance Corp 4.900% 3/13/29 60,814
100 American Honda Finance Corp 5.850% 10/04/30 106,402
50 American Honda Finance Corp 5.050% 7/10/31 50,631
10 American Tower Corp 3.375% 10/15/26 9,667
40 American Tower Corp 1.500% 1/31/28 35,803
110 American Tower Corp 5.250% 7/15/28 111,544
50 American Tower Corp 5.800% 11/15/28 51,871
70 American Tower Corp 2.900% 1/15/30 63,343
20 American Tower Corp 1.875% 10/15/30 16,734
110 American Tower Corp 4.050% 3/15/32 103,344
10 American Tower Corp 3.700% 10/15/49 7,454
30 American Tower Corp 3.100% 6/15/50 20,008
110 Amgen Inc 5.150% 3/02/28 111,502
130 Amgen Inc 3.000% 2/22/29 121,571
138 Amgen Inc 2.300% 2/25/31 118,559
110 Amgen Inc 2.000% 1/15/32 90,772
20 Amgen Inc 5.750% 3/15/40 20,558
10 Amgen Inc 4.950% 10/01/41 9,403
320 Amgen Inc 5.600% 3/02/43 323,085
210 Amgen Inc 4.400% 5/01/45 181,224
40 Amgen Inc 4.663% 6/15/51 35,042
60 Amphenol Corp 4.350% 6/01/29 59,275
70 Analog Devices Inc 1.700% 10/01/28 62,889
50 Analog Devices Inc 5.300% 4/01/54 50,256

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 10 Applied Materials Inc 3.900% 10/01/25 $ 9,908
22 Applied Materials Inc 5.100% 10/01/35 22,758
70 Applied Materials Inc 4.350% 4/01/47 62,863
20 Aptiv PLC 4.350% 3/15/29 19,594
82 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 62,375
20 Archer-Daniels-Midland Co 2.500% 8/11/26 19,151
10 Archer-Daniels-Midland Co 3.250% 3/27/30 9,328
120 Archer-Daniels-Midland Co 2.700% 9/15/51 76,368
20 Astrazeneca Finance LLC 1.200% 5/28/26 18,807
50 Astrazeneca Finance LLC 4.800% 2/26/27 50,345
10 AstraZeneca PLC 3.375% 11/16/25 9,837
50 AstraZeneca PLC 0.700% 4/08/26 46,846
49 AstraZeneca PLC 1.375% 8/06/30 41,041
205 AstraZeneca PLC 6.450% 9/15/37 233,931
20 AstraZeneca PLC 4.375% 11/16/45 17,811
20 AstraZeneca PLC 2.125% 8/06/50 11,470
170 AT&T Inc 5.539% 2/20/26 170,005
130 AT&T Inc 5.400% 2/15/34 132,812
760 AT&T Inc 4.850% 3/01/39 717,651
230 AT&T Inc 6.375% 3/01/41 247,563
280 AT&T Inc 3.650% 6/01/51 203,099
60 Autodesk Inc 2.400% 12/15/31 51,000
70 Automatic Data Processing Inc 1.700% 5/15/28 63,525
30 AutoNation Inc 1.950% 8/01/28 26,570
30 AutoNation Inc 4.750% 6/01/30 29,335
50 AutoZone Inc 4.500% 2/01/28 49,603
100 AutoZone Inc 5.200% 8/01/33 100,652
50 Avery Dennison Corp 2.250% 2/15/32 41,465
30 Avnet Inc 4.625% 4/15/26 29,709
115 Baker Hughes Holdings LLC /
Baker Hughes Co-Obligor Inc
3.138% 11/07/29 107,060
20 Baker Hughes Holdings LLC /
Baker Hughes Co-Obligor Inc
4.486% 5/01/30 19,838
10 Baxter International Inc 2.600% 8/15/26 9,563
60 Baxter International Inc 1.730% 4/01/31 49,029
120 Baxter International Inc 2.539% 2/01/32 101,050
12 Bell Telephone Co of Canada
or Bell Canada
2.150% 2/15/32 9,824
80 Bell Telephone Co of Canada
or Bell Canada
3.650% 3/17/51 59,698
80 Berry Global Inc 5.500% 4/15/28 81,009
20 Biogen Inc 2.250% 5/01/30 17,410
110 Biogen Inc 3.150% 5/01/50 73,284
60 Block Financial LLC 2.500% 7/15/28 54,643
50 Booking Holdings Inc 3.600% 6/01/26 49,065
20 Booz Allen Hamilton Inc 5.950% 8/04/33 20,829
62 BorgWarner Inc 2.650% 7/01/27 58,591
60 Bristol-Myers Squibb Co 4.900% 2/22/29 60,943
90 Bristol-Myers Squibb Co 1.450% 11/13/30 74,877
40 Bristol-Myers Squibb Co 5.900% 11/15/33 43,010
660 Bristol-Myers Squibb Co 4.125% 6/15/39 589,341
50 Bristol-Myers Squibb Co 6.250% 11/15/53 55,330
60 British Telecommunications
PLC
9.625% 12/15/30 74,724
50 Broadcom Inc 5.150% 11/15/31 50,649
212 (b) Broadcom Inc 4.150% 4/15/32 200,012
485 Broadcom Inc 4.300% 11/15/32 462,842
50 Broadridge Financial Solutions
Inc
2.600% 5/01/31 43,030
40 Brunswick Corp/DE 4.400% 9/15/32 36,413
10 Bunge Ltd Finance Corp 1.630% 8/17/25 9,638

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 40 Bunge Ltd Finance Corp 3.250% 8/15/26 $ 38,720
10 Bunge Ltd Finance Corp 3.750% 9/25/27 9,685
50 Bunge Ltd Finance Corp 2.750% 5/14/31 43,855
20 Cabot Corp 5.000% 6/30/32 19,840
110 Campbell Soup Co 2.375% 4/24/30 97,106
10 Canadian National Railway Co 2.750% 3/01/26 9,715
10 Canadian National Railway Co 3.850% 8/05/32 9,439
60 Canadian National Railway Co 6.375% 11/15/37 67,488
50 Canadian National Railway Co 3.650% 2/03/48 39,706
30 Canadian National Railway Co 4.450% 1/20/49 26,872
10 Canadian Pacific Railway Co 2.050% 3/05/30 8,733
60 Canadian Pacific Railway Co 2.450% 12/02/31 55,523
10 Canadian Pacific Railway Co 4.800% 9/15/35 9,718
70 Canadian Pacific Railway Co 4.300% 5/15/43 60,998
60 Canadian Pacific Railway Co 6.125% 9/15/15 63,158
120 Cardinal Health Inc 4.500% 11/15/44 102,541
10 Cardinal Health Inc 4.900% 9/15/45 9,027
10 Carlisle Cos Inc 2.750% 3/01/30 8,991
20 Carlisle Cos Inc 2.200% 3/01/32 16,535
202 Carrier Global Corp 3.377% 4/05/40 161,023
10 Caterpillar Financial Services
Corp
0.800% 11/13/25 9,526
50 Caterpillar Financial Services
Corp
5.000% 5/14/27 50,697
180 Caterpillar Inc 3.803% 8/15/42 151,335
10 Caterpillar Inc 3.250% 9/19/49 7,368
30 CBRE Services Inc 4.875% 3/01/26 29,934
30 CBRE Services Inc 5.950% 8/15/34 31,478
112 CDW LLC / CDW Finance Corp 2.670% 12/01/26 105,898
153 Celanese US Holdings LLC 1.400% 8/05/26 142,166
50 Cencora Inc 5.125% 2/15/34 50,405
60 CF Industries Inc 5.150% 3/15/34 59,392
20 CH Robinson Worldwide Inc 4.200% 4/15/28 19,563
150 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
2.250% 1/15/29 131,224
200 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
4.400% 4/01/33 180,991
200 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
6.650% 2/01/34 206,715
290 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
5.500% 4/01/63 231,529
82 Cheniere Corpus Christi
Holdings LLC
5.125% 6/30/27 82,407
50 (b) Cheniere Energy Inc 5.650% 4/15/34 50,808
150 Cheniere Energy Partners LP 5.950% 6/30/33 154,954
50 Church & Dwight Co Inc 3.150% 8/01/27 48,049
116 Cigna Group/The 4.500% 2/25/26 115,309
300 Cigna Group/The 3.050% 10/15/27 286,393
90 Cigna Group/The 4.800% 8/15/38 85,431
10 Cigna Group/The 6.125% 11/15/41 10,600
40 Cigna Group/The 3.875% 10/15/47 31,052
100 Cintas Corp No 2 3.700% 4/01/27 97,684
308 Cisco Systems Inc 2.500% 9/20/26 295,992

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 110 Cisco Systems Inc 5.300% 2/26/54 $ 110,860
40 Clorox Co/The 4.400% 5/01/29 39,674
10 Clorox Co/The 1.800% 5/15/30 8,548
80 CNH Industrial NV 3.850% 11/15/27 77,604
10 Coca-Cola Co/The 3.375% 3/25/27 9,762
5 Coca-Cola Co/The 1.450% 6/01/27 4,621
50 Coca-Cola Co/The 1.000% 3/15/28 44,665
170 Coca-Cola Co/The 1.650% 6/01/30 145,711
10 Coca-Cola Co/The 1.375% 3/15/31 8,224
110 Coca-Cola Co/The 3.000% 3/05/51 76,615
50 Coca-Cola Co/The 5.300% 5/13/54 50,879
70 Coca-Cola Co/The 2.750% 6/01/60 43,806
10 Colgate-Palmolive Co 3.100% 8/15/25 9,822
100 Colgate-Palmolive Co 3.250% 8/15/32 91,561
80 Comcast Corp 3.300% 4/01/27 77,424
290 Comcast Corp 3.400% 4/01/30 271,977
250 Comcast Corp 1.500% 2/15/31 204,977
100 Comcast Corp 5.500% 11/15/32 104,419
150 Comcast Corp 6.450% 3/15/37 166,719
370 (c) Comcast Corp 3.750% 4/01/40 307,398
60 Comcast Corp 5.650% 6/01/54 61,181
390 Comcast Corp 2.987% 11/01/63 235,799
20 Conagra Brands Inc 4.600% 11/01/25 19,881
60 Conagra Brands Inc 8.250% 9/15/30 70,320
30 Conagra Brands Inc 5.300% 11/01/38 29,219
70 Corning Inc 5.350% 11/15/48 67,726
10 Corning Inc 3.900% 11/15/49 7,787
10 Corning Inc 4.375% 11/15/57 8,072
100 Costco Wholesale Corp 1.375% 6/20/27 92,028
20 Crown Castle Inc 3.700% 6/15/26 19,509
40 Crown Castle Inc 4.300% 2/15/29 38,969
154 Crown Castle Inc 3.300% 7/01/30 140,468
150 Crown Castle Inc 2.500% 7/15/31 127,067
55 CSX Corp 4.250% 3/15/29 54,334
30 CSX Corp 6.000% 10/01/36 32,659
120 CSX Corp 4.100% 3/15/44 101,613
10 CSX Corp 3.800% 11/01/46 7,983
80 CSX Corp 4.750% 11/15/48 73,301
10 CSX Corp 3.800% 4/15/50 7,873
62 CSX Corp 4.250% 11/01/66 49,632
39 Cummins Inc 1.500% 9/01/30 32,735
102 Cummins Inc 2.600% 9/01/50 63,500
100 CVS Health Corp 5.400% 6/01/29 102,021
100 CVS Health Corp 5.550% 6/01/31 102,213
300 CVS Health Corp 2.125% 9/15/31 246,558
50 CVS Health Corp 5.700% 6/01/34 51,019
50 CVS Health Corp 6.000% 6/01/44 50,258
250 CVS Health Corp 6.050% 6/01/54 251,404
100 Danaher Corp 2.800% 12/10/51 65,294
70 DCP Midstream Operating LP 5.125% 5/15/29 70,650
130 Deere & Co 3.900% 6/09/42 111,800
162 Dell International LLC / EMC
Corp
8.100% 7/15/36 197,367
15 Delta Air Lines 2020-1 Class AA
Pass Through Trust2020 A
2.000% 6/10/28 14,028
202 Discovery Communications LLC 3.625% 5/15/30 178,253
340 Discovery Communications LLC 5.000% 9/20/37 291,176
61 Discovery Communications LLC 6.350% 6/01/40 57,443
100 Dollar General Corp 3.500% 4/03/30 92,855
82 Dollar Tree Inc 3.375% 12/01/51 54,338

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 30 Dover Corp 5.375% 10/15/35 $ 31,160
10 (c) Dow Chemical Co/The 2.100% 11/15/30 8,641
161 Dow Chemical Co/The 4.250% 10/01/34 150,593
70 Dow Chemical Co/The 5.600% 2/15/54 69,046
70 DR Horton Inc 1.300% 10/15/26 64,894
20 DuPont de Nemours Inc 4.493% 11/15/25 19,833
100 DuPont de Nemours Inc 5.319% 11/15/38 105,923
30 DXC Technology Co 1.800% 9/15/26 27,962
211 Eastern Gas Transmission &
Storage Inc
4.800% 11/01/43 190,188
60 Eastman Chemical Co 5.750% 3/08/33 61,723
48 Eaton Corp 3.103% 9/15/27 46,037
62 Eaton Corp 4.000% 11/02/32 59,224
154 eBay Inc 2.700% 3/11/30 138,715
36 Ecolab Inc 3.250% 12/01/27 34,548
10 Ecolab Inc 4.800% 3/24/30 10,153
10 Ecolab Inc 1.300% 1/30/31 8,145
110 Ecolab Inc 2.700% 12/15/51 70,581
62 Electronic Arts Inc 1.850% 2/15/31 52,044
25 Eli Lilly & Co 3.375% 3/15/29 24,037
180 Eli Lilly & Co 4.700% 2/27/33 180,806
110 Eli Lilly & Co 5.000% 2/09/54 107,226
50 Emerson Electric Co 2.000% 12/21/28 45,255
72 Emerson Electric Co 1.950% 10/15/30 62,248
30 Enbridge Inc 3.700% 7/15/27 29,133
180 Enbridge Inc 3.125% 11/15/29 165,837
140 Enbridge Inc 4.500% 6/10/44 119,110
50 Enbridge Inc 5.950% 4/05/54 50,727
50 Enbridge Inc 8.250% 1/15/84 52,438
100 Enterprise Products Operating
LLC
7.550% 4/15/38 121,535
200 Enterprise Products Operating
LLC
6.125% 10/15/39 216,850
120 Enterprise Products Operating
LLC
4.850% 3/15/44 111,138
50 Equifax Inc 5.100% 6/01/28 50,570
160 Equinix Inc 3.900% 4/15/32 149,162
70 Equinix Inc 3.000% 7/15/50 45,590
120 Estee Lauder Cos Inc/The 2.600% 4/15/30 107,566
310 FedEx Corp 3.900% 2/01/35 283,339
122 Fidelity National Information
Services Inc
1.650% 3/01/28 109,554
40 Fiserv Inc 2.250% 6/01/27 37,410
254 Fiserv Inc 3.500% 7/01/29 240,237
40 Fiserv Inc 2.650% 6/01/30 35,716
60 Flex Ltd 4.875% 6/15/29 59,282
60 Flowserve Corp 2.800% 1/15/32 50,870
10 FMC Corp 5.150% 5/18/26 10,012
40 FMC Corp 3.450% 10/01/29 36,833
20 FMC Corp 4.500% 10/01/49 15,797
10 Fomento Economico Mexicano
SAB de CV
4.375% 5/10/43 8,764
89 Fomento Economico Mexicano
SAB de CV
3.500% 1/16/50 65,064
20 Fortinet Inc 2.200% 3/15/31 16,833
40 Fortive Corp 3.150% 6/15/26 38,648
100 Fortune Brands Innovations Inc 5.875% 6/01/33 104,270
20 Fox Corp 4.709% 1/25/29 19,972
100 Fox Corp 6.500% 10/13/33 107,307
20 GE HealthCare Technologies
Inc
5.600% 11/15/25 20,115

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 140 GE HealthCare Technologies
Inc
5.857% 3/15/30 $ 146,815
184 General Mills Inc 2.875% 4/15/30 166,461
90 General Motors Co 5.600% 10/15/32 91,801
190 General Motors Financial Co
Inc
5.000% 4/09/27 190,320
284 General Motors Financial Co
Inc
5.650% 1/17/29 289,884
210 General Motors Financial Co
Inc
4.300% 4/06/29 203,317
160 General Motors Financial Co
Inc
6.100% 1/07/34 164,822
40 Genuine Parts Co 2.750% 2/01/32 34,022
190 Gilead Sciences Inc 4.600% 9/01/35 184,069
176 Gilead Sciences Inc 4.000% 9/01/36 159,182
50 Gilead Sciences Inc 5.650% 12/01/41 51,421
10 Gilead Sciences Inc 4.800% 4/01/44 9,222
40 GlaxoSmithKline Capital Inc 6.375% 5/15/38 45,300
70 GlaxoSmithKline Capital PLC 3.375% 6/01/29 66,794
200 Global Payments Inc 3.200% 8/15/29 183,277
60 Grupo Televisa SAB 5.000% 5/13/45 51,203
20 GXO Logistics Inc 1.650% 7/15/26 18,706
120 Haleon US Capital LLC 3.375% 3/24/29 113,467
202 Halliburton Co 4.850% 11/15/35 198,400
30 Harley-Davidson Inc 4.625% 7/28/45 25,030
10 Hasbro Inc 3.550% 11/19/26 9,662
10 Hasbro Inc 3.500% 9/15/27 9,565
100 Hasbro Inc 3.900% 11/19/29 94,360
30 HCA Inc 5.250% 6/15/26 30,067
40 HCA Inc 4.500% 2/15/27 39,549
80 HCA Inc 3.125% 3/15/27 76,627
100 HCA Inc 5.200% 6/01/28 101,043
206 HCA Inc 4.125% 6/15/29 198,730
110 HCA Inc 5.125% 6/15/39 104,879
120 HCA Inc 3.500% 7/15/51 82,386
70 Hershey Co/The 4.250% 5/04/28 69,792
30 Hewlett Packard Enterprise Co 6.102% 4/01/26 30,001
100 Hewlett Packard Enterprise Co 6.200% 10/15/35 107,574
30 Hexcel Corp 4.950% 8/15/25 29,749
60 (b) HF Sinclair Corp 5.000% 2/01/28 59,092
120 Home Depot Inc/The 4.875% 6/25/27 121,338
20 Home Depot Inc/The 2.950% 6/15/29 18,683
299 Home Depot Inc/The 5.400% 9/15/40 304,992
130 Home Depot Inc/The 5.950% 4/01/41 140,518
42 Home Depot Inc/The 4.400% 3/15/45 37,381
70 Home Depot Inc/The 4.500% 12/06/48 62,331
60 Home Depot Inc/The 3.125% 12/15/49 42,130
120 Honda Motor Co Ltd 2.534% 3/10/27 113,938
50 Hormel Foods Corp 1.700% 6/03/28 45,173
52 HP Inc 3.400% 6/17/30 48,429
110 HP Inc 4.200% 4/15/32 104,121
30 Huntsman International LLC 4.500% 5/01/29 28,929
50 Hyatt Hotels Corp 5.750% 1/30/27 50,860
120 IBM International Capital Pte
Ltd
5.300% 2/05/54 115,478
30 IDEX Corp 2.625% 6/15/31 25,943
70 Illinois Tool Works Inc 4.875% 9/15/41 68,255
50 Ingersoll Rand Inc 5.197% 6/15/27 50,664
10 Intel Corp 3.750% 3/25/27 9,787
292 Intel Corp 2.450% 11/15/29 262,134
130 Intel Corp 5.125% 2/10/30 133,192

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 10 Intel Corp 4.000% 12/15/32 $ 9,433
110 Intel Corp 4.600% 3/25/40 101,533
70 Intel Corp 4.250% 12/15/42 59,503
70 Intel Corp 4.100% 5/11/47 57,012
160 Intel Corp 3.734% 12/08/47 121,296
10 Intel Corp 3.250% 11/15/49 6,885
50 Intel Corp 5.600% 2/21/54 49,694
20 International Business
Machines Corp
7.000% 10/30/25 20,509
200 International Business
Machines Corp
3.300% 5/15/26 195,363
10 International Business
Machines Corp
3.300% 1/27/27 9,709
100 International Business
Machines Corp
2.720% 2/09/32 87,838
72 International Business
Machines Corp
5.600% 11/30/39 75,897
70 International Business
Machines Corp
4.000% 6/20/42 58,836
90 International Business
Machines Corp
4.700% 2/19/46 81,187
40 International Flavors &
Fragrances Inc
4.375% 6/01/47 31,724
10 International Flavors &
Fragrances Inc
5.000% 9/26/48 8,838
45 International Paper Co 4.800% 6/15/44 40,102
52 International Paper Co 4.350% 8/15/48 43,504
60 Interpublic Group of Cos Inc/
The
2.400% 3/01/31 51,138
10 Interpublic Group of Cos Inc/
The
5.375% 6/15/33 10,062
80 Intuit Inc 5.250% 9/15/26 81,162
18 Intuit Inc 1.350% 7/15/27 16,479
10 Intuit Inc 1.650% 7/15/30 8,522
50 IQVIA Inc 6.250% 2/01/29 52,243
80 J M Smucker Co/The 4.250% 3/15/35 73,860
100 J M Smucker Co/The 2.750% 9/15/41 68,108
40 Jabil Inc 4.250% 5/15/27 39,280
40 Jacobs Engineering Group Inc 6.350% 8/18/28 41,826
30 JB Hunt Transport Services Inc 3.875% 3/01/26 29,519
30 JD.com Inc 3.875% 4/29/26 29,449
8 JetBlue 2019-1 Class AA Pass
Through Trust2020 A
2.750% 5/15/32 6,939
23 JetBlue 2020-1 Class A Pass
Through Trust
4.000% 11/15/32 21,891
280 John Deere Capital Corp 1.300% 10/13/26 261,080
110 John Deere Capital Corp 4.900% 6/11/27 111,281
40 John Deere Capital Corp 3.350% 4/18/29 38,271
110 John Deere Capital Corp 4.700% 6/10/30 111,425
70 Johnson & Johnson 2.950% 3/03/27 67,822
60 Johnson & Johnson 4.800% 6/01/29 61,504
390 Johnson & Johnson 3.550% 3/01/36 351,819
50 Johnson & Johnson 5.250% 6/01/54 51,622
10 Johnson Controls International
plc
4.625% 7/02/44 8,807
16 Johnson Controls International
plc
5.125% 9/14/45 14,906
20 Johnson Controls International
plc / Tyco Fire & Security
Finance SCA
1.750% 9/15/30 16,957

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 30 Johnson Controls International
plc / Tyco Fire & Security
Finance SCA
2.000% 9/16/31 $ 24,820
40 Juniper Networks Inc 1.200% 12/10/25 37,864
70 Kellanova 3.400% 11/15/27 67,176
20 Kellanova 2.100% 6/01/30 17,306
20 Kellanova 4.500% 4/01/46 17,225
160 Kenvue Inc 4.900% 3/22/33 161,506
10 Keurig Dr Pepper Inc 3.400% 11/15/25 9,811
50 Keurig Dr Pepper Inc 5.100% 3/15/27 50,535
30 Keurig Dr Pepper Inc 3.200% 5/01/30 27,632
10 Keurig Dr Pepper Inc 3.800% 5/01/50 7,626
180 Keurig Dr Pepper Inc 4.500% 4/15/52 153,619
50 Keysight Technologies Inc 3.000% 10/30/29 45,569
20 Kimberly-Clark Corp 3.950% 11/01/28 19,649
98 Kimberly-Clark Corp 6.625% 8/01/37 114,408
90 Kinder Morgan Inc 1.750% 11/15/26 84,101
372 Kinder Morgan Inc 5.300% 12/01/34 371,131
60 Kinder Morgan Inc 3.250% 8/01/50 39,599
50 Kinder Morgan Inc 5.950% 8/01/54 50,153
10 KLA Corp 4.650% 7/15/32 9,989
100 KLA Corp 4.950% 7/15/52 95,294
10 Koninklijke KPN NV 8.375% 10/01/30 11,721
30 Kraft Heinz Foods Co 3.875% 5/15/27 29,419
110 Kraft Heinz Foods Co 4.250% 3/01/31 106,960
130 Kraft Heinz Foods Co 5.500% 6/01/50 127,120
30 Kroger Co/The 2.200% 5/01/30 26,109
10 Kroger Co/The 1.700% 1/15/31 8,248
110 Kroger Co/The 6.900% 4/15/38 126,339
9 Kroger Co/The 5.400% 7/15/40 8,844
20 Kroger Co/The 4.450% 2/01/47 17,036
60 Kyndryl Holdings Inc 6.350% 2/20/34 62,633
10 Laboratory Corp of America
Holdings
3.600% 9/01/27 9,659
110 Laboratory Corp of America
Holdings
2.700% 6/01/31 95,778
10 Lam Research Corp 3.750% 3/15/26 9,845
10 Lam Research Corp 1.900% 6/15/30 8,656
90 Lam Research Corp 3.125% 6/15/60 59,184
60 Lear Corp 2.600% 1/15/32 50,355
40 Leggett & Platt Inc 4.400% 3/15/29 37,590
30 Leggett & Platt Inc 3.500% 11/15/51 20,070
10 Lennox International Inc 1.700% 8/01/27 9,143
50 Linde Inc/CT 4.700% 12/05/25 49,961
20 Linde Inc/CT 1.100% 8/10/30 16,504
90 Lowe's Cos Inc 3.350% 4/01/27 86,998
191 Lowe's Cos Inc 4.500% 4/15/30 189,036
300 Lowe's Cos Inc 5.000% 4/15/40 282,638
10 LYB International Finance III
LLC
1.250% 10/01/25 9,549
190 LYB International Finance III
LLC
3.375% 10/01/40 143,622
21 LYB International Finance III
LLC
4.200% 5/01/50 16,400
70 Magna International Inc 2.450% 6/15/30 62,022
200 Marriott International Inc/MD 5.550% 10/15/28 206,158
142 Martin Marietta Materials Inc 3.200% 7/15/51 97,605
60 Marvell Technology Inc 2.450% 4/15/28 55,092
10 Masco Corp 2.000% 10/01/30 8,455
70 Masco Corp 2.000% 2/15/31 58,472
20 Masco Corp 4.500% 5/15/47 17,109

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 10 Mastercard Inc 2.950% 11/21/26 $ 9,665
32 Mastercard Inc 2.950% 6/01/29 30,058
44 Mastercard Inc 3.350% 3/26/30 41,685
120 Mastercard Inc 2.000% 11/18/31 101,212
40 Mastercard Inc 3.800% 11/21/46 32,863
70 McCormick & Co Inc/MD 1.850% 2/15/31 58,211
250 McDonald's Corp 4.600% 9/09/32 247,350
220 McDonald's Corp 5.150% 9/09/52 208,380
50 McKesson Corp 4.900% 7/15/28 50,632
10 McKesson Corp 5.100% 7/15/33 10,216
50 (c) MDC Holdings Inc 3.966% 8/06/61 42,969
30 Mead Johnson Nutrition Co 4.125% 11/15/25 29,675
100 Merck & Co Inc 1.900% 12/10/28 90,254
200 Merck & Co Inc 1.450% 6/24/30 169,186
60 Merck & Co Inc 6.500% 12/01/33 68,187
250 Merck & Co Inc 2.750% 12/10/51 161,259
20 Micron Technology Inc 4.975% 2/06/26 19,972
50 Micron Technology Inc 4.185% 2/15/27 49,130
110 Micron Technology Inc 5.300% 1/15/31 111,953
10 Microsoft Corp 3.400% 9/15/26 9,806
20 Microsoft Corp 3.300% 2/06/27 19,539
50 Microsoft Corp 1.350% 9/15/30 42,373
211 Microsoft Corp 3.450% 8/08/36 189,568
60 Microsoft Corp 3.750% 2/12/45 51,801
586 Microsoft Corp 2.921% 3/17/52 411,603
70 Mohawk Industries Inc 5.850% 9/18/28 72,678
50 (c) Mondelez International Inc 4.750% 2/20/29 50,304
20 Moody's Corp 2.000% 8/19/31 16,701
10 Moody's Corp 5.250% 7/15/44 9,815
110 Moody's Corp 3.750% 2/25/52 84,487
10 Mosaic Co/The 4.050% 11/15/27 9,737
50 Mosaic Co/The 5.375% 11/15/28 50,957
120 Motorola Solutions Inc 2.750% 5/24/31 104,570
240 MPLX LP 2.650% 8/15/30 211,910
180 MPLX LP 4.950% 3/14/52 156,863
40 National Fuel Gas Co 5.500% 1/15/26 40,124
10 National Fuel Gas Co 5.500% 10/01/26 10,084
60 NetApp Inc 2.375% 6/22/27 56,273
50 Norfolk Southern Corp 2.300% 5/15/31 43,115
32 Norfolk Southern Corp 4.837% 10/01/41 29,971
120 Norfolk Southern Corp 2.900% 8/25/51 77,143
130 Norfolk Southern Corp 5.350% 8/01/54 127,420
50 NOV Inc 3.950% 12/01/42 38,737
120 Novartis Capital Corp 2.200% 8/14/30 106,295
110 Novartis Capital Corp 4.400% 5/06/44 100,999
20 Novartis Capital Corp 2.750% 8/14/50 13,421
40 Nutrien Ltd 5.950% 11/07/25 40,438
100 Nutrien Ltd 4.200% 4/01/29 97,611
60 NVIDIA Corp 2.000% 6/15/31 51,680
122 NVIDIA Corp 3.500% 4/01/40 103,513
50 NVR Inc 3.000% 5/15/30 45,427
10 NXP BV / NXP Funding LLC /
NXP USA Inc
3.150% 5/01/27 9,566
92 NXP BV / NXP Funding LLC /
NXP USA Inc
2.500% 5/11/31 78,765
110 NXP BV / NXP Funding LLC /
NXP USA Inc
2.650% 2/15/32 93,435
10 Omnicom Group Inc 2.450% 4/30/30 8,815
80 Omnicom Group Inc /
Omnicom Capital Inc
3.600% 4/15/26 78,156

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 273 ONEOK Inc 4.550% 7/15/28 $ 270,418
39 ONEOK Inc 4.350% 3/15/29 38,208
10 ONEOK Inc 4.500% 3/15/50 8,181
70 ONEOK Inc 7.150% 1/15/51 78,824
70 Oracle Corp 2.800% 4/01/27 66,623
20 Oracle Corp 4.650% 5/06/30 19,958
120 Oracle Corp 4.900% 2/06/33 119,123
690 Oracle Corp 4.300% 7/08/34 645,758
30 Oracle Corp 6.125% 7/08/39 31,815
280 Oracle Corp 6.900% 11/09/52 321,259
100 Orange SA 5.375% 1/13/42 98,536
90 O'Reilly Automotive Inc 3.900% 6/01/29 86,907
110 Otis Worldwide Corp 3.112% 2/15/40 84,030
2 Owens Corning 3.400% 8/15/26 1,940
70 Owens Corning 3.875% 6/01/30 66,366
70 PACCAR Financial Corp 3.550% 8/11/25 69,052
20 PACCAR Financial Corp 5.200% 11/09/26 20,302
50 PACCAR Financial Corp 5.000% 5/13/27 50,729
20 Packaging Corp of America 5.700% 12/01/33 20,836
60 Packaging Corp of America 4.050% 12/15/49 48,117
20 Paramount Global 4.200% 6/01/29 18,429
200 Paramount Global 4.200% 5/19/32 170,559
50 Paramount Global 5.900% 10/15/40 42,183
10 Parker-Hannifin Corp 3.250% 3/01/27 9,653
30 Parker-Hannifin Corp 3.250% 6/14/29 28,137
114 Parker-Hannifin Corp 4.200% 11/21/34 107,349
20 Parker-Hannifin Corp 4.450% 11/21/44 17,534
10 Parker-Hannifin Corp 4.000% 6/14/49 8,073
10 PayPal Holdings Inc 3.900% 6/01/27 9,829
170 PayPal Holdings Inc 2.850% 10/01/29 155,992
40 PepsiCo Inc 2.375% 10/06/26 38,269
50 PepsiCo Inc 5.125% 11/10/26 50,686
50 (c) PepsiCo Inc 4.500% 7/17/29 50,429
100 PepsiCo Inc 1.625% 5/01/30 85,757
10 PepsiCo Inc 4.450% 4/14/46 9,065
364 PepsiCo Inc 2.875% 10/15/49 250,864
50 Pepsico Singapore Financing I
Pte Ltd
4.650% 2/16/27 50,185
100 (c) Pfizer Inc 3.600% 9/15/28 97,256
350 Pfizer Inc 4.200% 9/15/48 299,513
100 Pfizer Investment Enterprises
Pte Ltd
4.450% 5/19/26 99,624
100 Pfizer Investment Enterprises
Pte Ltd
4.450% 5/19/28 99,755
150 Pfizer Investment Enterprises
Pte Ltd
4.650% 5/19/30 151,033
190 Pfizer Investment Enterprises
Pte Ltd
4.750% 5/19/33 189,390
150 Pfizer Investment Enterprises
Pte Ltd
5.110% 5/19/43 146,153
40 Phillips 66 Co 3.550% 10/01/26 38,934
173 Phillips 66 Co 4.680% 2/15/45 151,947
150 Plains All American Pipeline LP
/ PAA Finance Corp
5.700% 9/15/34 152,303
50 PPG Industries Inc 3.750% 3/15/28 48,482
50 Procter & Gamble Co/The 1.000% 4/23/26 47,226
250 Procter & Gamble Co/The 3.000% 3/25/30 234,645
10 Procter & Gamble Co/The 4.050% 1/26/33 9,782
11 PulteGroup Inc 5.000% 1/15/27 11,052
220 QUALCOMM Inc 1.650% 5/20/32 177,714
40 QUALCOMM Inc 4.250% 5/20/32 39,063

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 30 QUALCOMM Inc 4.650% 5/20/35 $ 30,008
20 Quanta Services Inc 2.900% 10/01/30 17,947
80 Quanta Services Inc 2.350% 1/15/32 66,765
50 Quest Diagnostics Inc 3.450% 6/01/26 48,745
10 Quest Diagnostics Inc 2.950% 6/30/30 9,103
130 Regal Rexnord Corp 6.300% 2/15/30 135,587
60 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 50,715
20 Regeneron Pharmaceuticals Inc 2.800% 9/15/50 12,659
50 RELX Capital Inc 4.750% 5/20/32 49,686
10 Republic Services Inc 3.375% 11/15/27 9,624
70 Republic Services Inc 3.950% 5/15/28 68,492
28 Republic Services Inc 2.300% 3/01/30 24,806
80 Republic Services Inc 1.450% 2/15/31 65,309
20 Republic Services Inc 5.700% 5/15/41 20,664
10 Revvity Inc 3.300% 9/15/29 9,269
110 Revvity Inc 2.250% 9/15/31 91,399
50 Rockwell Automation Inc 4.200% 3/01/49 42,374
10 Rogers Communications Inc 3.625% 12/15/25 9,809
10 Rogers Communications Inc 2.900% 11/15/26 9,563
50 Rogers Communications Inc 3.200% 3/15/27 48,025
10 Rogers Communications Inc 3.800% 3/15/32 9,147
150 Rogers Communications Inc 5.450% 10/01/43 145,437
10 Rogers Communications Inc 3.700% 11/15/49 7,314
130 Roper Technologies Inc 3.800% 12/15/26 127,093
100 Royalty Pharma PLC 1.200% 9/02/25 95,723
50 Royalty Pharma PLC 5.900% 9/02/54 49,744
30 RPM International Inc 2.950% 1/15/32 25,879
10 Ryder System Inc 2.850% 3/01/27 9,527
50 Ryder System Inc 6.300% 12/01/28 52,938
50 Ryder System Inc 5.375% 3/15/29 51,095
50 Ryder System Inc 4.950% 9/01/29 50,091
130 S&P Global Inc 2.900% 3/01/32 114,848
60 (b) S&P Global Inc 5.250% 9/15/33 62,059
23 S&P Global Inc 2.300% 8/15/60 12,425
20 Sabine Pass Liquefaction LLC 5.875% 6/30/26 20,201
160 Sabine Pass Liquefaction LLC 4.500% 5/15/30 156,919
60 Salesforce Inc 2.700% 7/15/41 43,258
152 Salesforce Inc 2.900% 7/15/51 100,898
10 Schlumberger Finance Canada
Ltd
1.400% 9/17/25 9,618
82 Schlumberger Investment SA 2.650% 6/26/30 73,961
10 Sherwin-Williams Co/The 4.250% 8/08/25 9,913
101 Sherwin-Williams Co/The 2.950% 8/15/29 93,054
42 Sherwin-Williams Co/The 4.500% 6/01/47 36,561
20 Smith & Nephew PLC 2.032% 10/14/30 16,973
60 (b) Smurfit Kappa Treasury ULC 5.438% 4/03/34 61,015
50 Snap-on Inc 3.100% 5/01/50 34,604
150 (b) Solventum Corp 5.600% 3/23/34 150,913
70 Sonoco Products Co 2.850% 2/01/32 60,081
110 Stanley Black & Decker Inc 3.000% 5/15/32 96,361
10 Starbucks Corp 2.250% 3/12/30 8,827
20 Starbucks Corp 2.550% 11/15/30 17,662
150 Starbucks Corp 3.000% 2/14/32 132,835
100 Starbucks Corp 4.800% 2/15/33 99,741
60 Starbucks Corp 3.500% 11/15/50 43,042
150 Stryker Corp 1.950% 6/15/30 129,235
130 Sysco Corp 3.250% 7/15/27 124,786
50 Sysco Corp 6.000% 1/17/34 53,657
20 Sysco Corp 6.600% 4/01/50 22,652
10 Takeda Pharmaceutical Co Ltd 2.050% 3/31/30 8,643

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 20 Takeda Pharmaceutical Co Ltd 3.025% 7/09/40 $ 14,869
60 Takeda Pharmaceutical Co Ltd 3.375% 7/09/60 39,545
50 Take-Two Interactive Software
Inc
3.700% 4/14/27 48,685
30 Tapestry Inc 4.125% 7/15/27 29,090
140 Tapestry Inc 3.050% 3/15/32 116,259
75 Targa Resources Corp 6.150% 3/01/29 78,623
100 Targa Resources Corp 6.500% 3/30/34 108,256
1 Target Corp 3.375% 4/15/29 959
120 Target Corp 2.350% 2/15/30 107,524
72 Target Corp 6.500% 10/15/37 81,894
19 Target Corp 3.900% 11/15/47 15,494
40 TC PipeLines LP 3.900% 5/25/27 38,700
40 Teledyne Technologies Inc 2.250% 4/01/28 36,601
70 TELUS Corp 3.700% 9/15/27 67,684
10 TELUS Corp 4.600% 11/16/48 8,598
10 Texas Eastern Transmission LP 7.000% 7/15/32 11,099
60 Texas Instruments Inc 1.750% 5/04/30 51,988
100 (c) Texas Instruments Inc 1.900% 9/15/31 85,022
100 Texas Instruments Inc 3.875% 3/15/39 90,398
30 Texas Instruments Inc 4.150% 5/15/48 25,688
50 Thermo Fisher Scientific Inc 4.953% 8/10/26 50,305
190 Thermo Fisher Scientific Inc 2.800% 10/15/41 139,336
50 Thomson Reuters Corp 3.350% 5/15/26 48,649
170 Time Warner Cable LLC 6.750% 6/15/39 168,355
30 Timken Co/The 4.125% 4/01/32 27,979
50 TJX Cos Inc/The 3.875% 4/15/30 48,426
40 Toll Brothers Finance Corp 4.875% 11/15/25 39,783
100 Toyota Motor Corp 5.118% 7/13/28 102,187
142 Toyota Motor Corp 2.760% 7/02/29 132,218
50 Toyota Motor Credit Corp 5.200% 5/15/26 50,464
100 Toyota Motor Credit Corp 1.125% 6/18/26 93,725
110 Toyota Motor Credit Corp 5.250% 9/11/28 112,972
60 Toyota Motor Credit Corp 4.650% 1/05/29 60,298
10 Toyota Motor Credit Corp 2.150% 2/13/30 8,837
50 Toyota Motor Credit Corp 4.550% 5/17/30 49,981
10 Trane Technologies Financing
Ltd
3.800% 3/21/29 9,641
70 Trane Technologies Financing
Ltd
5.250% 3/03/33 71,817
50 Trane Technologies Financing
Ltd
5.100% 6/13/34 50,876
290 TransCanada PipeLines Ltd 2.500% 10/12/31 249,544
60 Transcontinental Gas Pipe Line
Co LLC
7.850% 2/01/26 61,984
80 Transcontinental Gas Pipe Line
Co LLC
3.250% 5/15/30 73,678
70 Transcontinental Gas Pipe Line
Co LLC
3.950% 5/15/50 54,179
30 Trimble Inc 6.100% 3/15/33 31,588
10 Triton Container International
Ltd / TAL International
Container Corp
3.250% 3/15/32 8,499
150 TSMC Arizona Corp 4.250% 4/22/32 148,107
39 TWDC Enterprises 18 Corp 3.150% 9/17/25 38,277
10 TWDC Enterprises 18 Corp 2.950% 6/15/27 9,583
20 TWDC Enterprises 18 Corp 4.375% 8/16/41 17,895
30 TWDC Enterprises 18 Corp 4.125% 12/01/41 26,094
50 Tyco Electronics Group SA 4.625% 2/01/30 50,124
60 Tyco Electronics Group SA 2.500% 2/04/32 51,913
21 Unilever Capital Corp 2.000% 7/28/26 19,976

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 150 Unilever Capital Corp 1.750% 8/12/31 $ 125,245
10 Union Pacific Corp 3.750% 7/15/25 9,881
10 Union Pacific Corp 2.150% 2/05/27 9,437
20 Union Pacific Corp 3.375% 2/01/35 17,620
20 Union Pacific Corp 3.600% 9/15/37 17,316
498 Union Pacific Corp 3.550% 8/15/39 420,138
20 Union Pacific Corp 3.875% 2/01/55 15,649
80 United Parcel Service Inc 4.450% 4/01/30 79,994
170 United Parcel Service Inc 5.200% 4/01/40 169,604
10 United Parcel Service Inc 3.750% 11/15/47 7,853
10 United Parcel Service Inc 5.300% 4/01/50 9,893
60 United Parcel Service Inc 5.500% 5/22/54 60,644
10 Valero Energy Corp 2.150% 9/15/27 9,258
130 Valero Energy Corp 2.800% 12/01/31 112,627
40 Valero Energy Corp 6.625% 6/15/37 43,810
30 Valmont Industries Inc 5.250% 10/01/54 27,601
30 VeriSign Inc 4.750% 7/15/27 29,763
50 Verisk Analytics Inc 4.125% 3/15/29 48,986
149 Verizon Communications Inc 4.016% 12/03/29 144,004
90 Verizon Communications Inc 1.500% 9/18/30 75,314
115 Verizon Communications Inc 2.550% 3/21/31 99,630
605 Verizon Communications Inc 2.355% 3/15/32 506,131
100 Verizon Communications Inc 5.050% 5/09/33 100,748
112 Verizon Communications Inc 2.850% 9/03/41 80,613
50 Verizon Communications Inc 5.500% 3/16/47 51,440
80 Verizon Communications Inc 4.000% 3/22/50 63,997
320 Verizon Communications Inc 3.875% 3/01/52 250,073
20 Verizon Communications Inc 2.987% 10/30/56 12,612
30 VF Corp 2.800% 4/23/27 27,894
50 Visa Inc 2.050% 4/15/30 44,029
10 Visa Inc 1.100% 2/15/31 8,155
241 Visa Inc 4.150% 12/14/35 231,220
20 Visa Inc 2.000% 8/15/50 11,608
120 VMware LLC 1.400% 8/15/26 111,925
20 Vodafone Group PLC 6.250% 11/30/32 21,738
155 Vodafone Group PLC 6.150% 2/27/37 167,879
20 Vodafone Group PLC 4.875% 6/19/49 17,839
20 Vodafone Group PLC 4.250% 9/17/50 16,112
50 Vodafone Group PLC 5.750% 6/28/54 49,622
10 Walt Disney Co/The 3.800% 3/22/30 9,633
50 Walt Disney Co/The 2.650% 1/13/31 44,497
160 Walt Disney Co/The 6.400% 12/15/35 179,379
40 Walt Disney Co/The 6.650% 11/15/37 46,095
12 Walt Disney Co/The 4.750% 9/15/44 11,175
60 Walt Disney Co/The 4.950% 10/15/45 56,390
300 Walt Disney Co/The 2.750% 9/01/49 195,920
10 Walt Disney Co/The 3.600% 1/13/51 7,648
1 Warnermedia Holdings Inc 3.788% 3/15/25 987
11 Warnermedia Holdings Inc 5.391% 3/15/62 8,203
110 Waste Connections Inc 2.200% 1/15/32 92,000
10 Waste Management Inc 1.500% 3/15/31 8,213
120 Waste Management Inc 4.150% 4/15/32 115,782
70 Waste Management Inc 4.875% 2/15/34 70,276
110 Western Midstream Operating
LP
6.150% 4/01/33 114,285
30 Western Union Co/The 6.200% 11/17/36 31,255
50 Westlake Corp 5.000% 8/15/46 44,904
20 Westlake Corp 4.375% 11/15/47 16,496
30 Weyerhaeuser Co 4.000% 4/15/30 28,734
20 Weyerhaeuser Co 7.375% 3/15/32 22,784

Principal
Amount (000) Description (a) Coupon Maturity Value
INDUSTRIAL (continued)
$ 40 Weyerhaeuser Co 3.375% 3/09/33 $ 35,256
100 Whirlpool Corp 4.700% 5/14/32 97,037
200 Williams Cos Inc/The 2.600% 3/15/31 172,991
50 Williams Cos Inc/The 5.150% 3/15/34 49,864
70 Workday Inc 3.700% 4/01/29 66,985
90 WRKCo Inc 4.000% 3/15/28 87,442
10 WRKCo Inc 3.000% 6/15/33 8,595
10 WW Grainger Inc 4.600% 6/15/45 9,158
50 Xilinx Inc 2.375% 6/01/30 44,314
31 Xylem Inc/NY 2.250% 1/30/31 26,523
60 Zimmer Biomet Holdings Inc 2.600% 11/24/31 51,391
20 Zoetis Inc 4.500% 11/13/25 19,879
126 Zoetis Inc 3.900% 8/20/28 122,509
9 Zoetis Inc 2.000% 5/15/30 7,773
20 Zoetis Inc 5.600% 11/16/32 20,892
TOTAL INDUSTRIAL 53,182,228
UTILITY - 2.4%
62 AEP Texas Inc 4.150% 5/01/49 48,330
20 AEP Texas Inc 3.450% 1/15/50 13,683
75 Ameren Corp 5.000% 1/15/29 75,453
30 American Electric Power Co Inc 5.750% 11/01/27 30,882
80 American Electric Power Co Inc 5.200% 1/15/29 81,050
120 American Water Capital Corp 2.800% 5/01/30 108,104
110 American Water Capital Corp 2.300% 6/01/31 93,610
20 American Water Capital Corp 3.750% 9/01/47 15,601
20 American Water Capital Corp 4.200% 9/01/48 16,689
50 American Water Capital Corp 5.450% 3/01/54 49,608
160 Appalachian Power Co 4.400% 5/15/44 131,894
10 Appalachian Power Co 3.700% 5/01/50 7,174
40 Atmos Energy Corp 2.625% 9/15/29 36,425
100 Atmos Energy Corp 5.900% 11/15/33 106,699
100 Atmos Energy Corp 2.850% 2/15/52 64,005
10 Avista Corp 4.350% 6/01/48 8,486
70 Avista Corp 4.000% 4/01/52 54,220
120 Berkshire Hathaway Energy Co 3.700% 7/15/30 114,003
210 Berkshire Hathaway Energy Co 5.150% 11/15/43 203,482
100 Berkshire Hathaway Energy Co 4.600% 5/01/53 86,024
50 Black Hills Corp 5.950% 3/15/28 51,716
10 CenterPoint Energy Houston
Electric LLC
5.200% 10/01/28 10,201
100 CenterPoint Energy Houston
Electric LLC
3.000% 3/01/32 88,018
50 CenterPoint Energy Houston
Electric LLC
5.150% 3/01/34 50,542
10 CenterPoint Energy Houston
Electric LLC
3.550% 8/01/42 7,929
110 CenterPoint Energy Inc 1.450% 6/01/26 103,226
100 CenterPoint Energy Resources
Corp
4.100% 9/01/47 80,456
120 Cleveland Electric Illuminating
Co/The
5.950% 12/15/36 125,001
121 Commonwealth Edison Co 6.450% 1/15/38 135,092
110 Commonwealth Edison Co 2.750% 9/01/51 68,159
120 Connecticut Light and Power
Co/The
2.050% 7/01/31 100,487
50 Consolidated Edison Co of
New York Inc
2.400% 6/15/31 43,271
124 Consolidated Edison Co of
New York Inc
5.500% 12/01/39 125,786

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITY (continued)
$ 162 Consolidated Edison Co of
New York Inc
4.650% 12/01/48 $ 143,329
30 Consolidated Edison Co of
New York Inc
3.950% 4/01/50 24,273
70 Consolidated Edison Co of
New York Inc
4.300% 12/01/56 57,020
10 Consolidated Edison Co of
New York Inc
4.500% 5/15/58 8,414
10 Consolidated Edison Co of
New York Inc
3.700% 11/15/59 7,185
41 Consolidated Edison Co of
New York Inc
3.000% 12/01/60 25,046
10 Consumers Energy Co 3.800% 11/15/28 9,711
100 Consumers Energy Co 4.900% 2/15/29 101,279
100 Consumers Energy Co 3.500% 8/01/51 74,893
136 DTE Energy Co 2.950% 3/01/30 122,900
122 Duke Energy Florida LLC 2.400% 12/15/31 104,062
67 Duke Energy Florida LLC 6.350% 9/15/37 73,637
170 Duke Energy Florida LLC 5.950% 11/15/52 178,809
20 Duke Energy Indiana LLC 3.250% 10/01/49 13,809
50 Edison International 5.450% 6/15/29 50,882
92 Emera US Finance LP 4.750% 6/15/46 77,563
60 Entergy Arkansas LLC 5.150% 1/15/33 60,840
50 Entergy Louisiana LLC 5.700% 3/15/54 50,773
10 Entergy Texas Inc 3.550% 9/30/49 7,283
110 Essential Utilities Inc 2.400% 5/01/31 93,795
10 Essential Utilities Inc 3.351% 4/15/50 6,908
100 Evergy Metro Inc 4.950% 4/15/33 99,600
10 Eversource Energy 1.650% 8/15/30 8,282
50 Eversource Energy 5.850% 4/15/31 51,861
120 Exelon Corp 2.750% 3/15/27 114,161
10 Exelon Corp 4.050% 4/15/30 9,624
60 Exelon Corp 4.950% 6/15/35 57,817
90 Exelon Corp 4.450% 4/15/46 76,797
20 Exelon Corp 4.700% 4/15/50 17,462
50 Georgia Power Co 5.250% 3/15/34 51,077
50 Idaho Power Co 5.800% 4/01/54 51,066
48 Interstate Power and Light Co 3.600% 4/01/29 45,812
70 IPALCO Enterprises Inc 4.250% 5/01/30 66,427
50 MidAmerican Energy Co 5.750% 11/01/35 52,829
30 MidAmerican Energy Co 3.150% 4/15/50 20,771
70 National Grid PLC 5.418% 1/11/34 70,227
100 National Rural Utilities
Cooperative Finance Corp
5.000% 2/07/31 101,255
100 National Rural Utilities
Cooperative Finance Corp
2.750% 4/15/32 86,596
10 NiSource Inc 3.490% 5/15/27 9,659
161 NiSource Inc 3.600% 5/01/30 151,252
30 NiSource Inc 1.700% 2/15/31 24,518
50 NiSource Inc 5.350% 4/01/34 50,370
20 NiSource Inc 4.800% 2/15/44 17,959
50 NiSource Inc 4.375% 5/15/47 41,641
50 Northern States Power Co/MN 5.400% 3/15/54 49,790
50 NSTAR Electric Co 3.200% 5/15/27 48,174
110 NSTAR Electric Co 3.950% 4/01/30 106,222
62 NSTAR Electric Co 5.500% 3/15/40 63,165
50 OGE Energy Corp 5.450% 5/15/29 51,212
100 Oklahoma Gas and Electric Co 4.150% 4/01/47 82,324
20 Oncor Electric Delivery Co LLC 2.750% 5/15/30 18,091
77 Oncor Electric Delivery Co LLC 7.500% 9/01/38 94,548
110 Oncor Electric Delivery Co LLC 4.950% 9/15/52 102,123

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITY (continued)
$ 30 ONE Gas Inc 4.250% 9/01/32 $ 29,158
40 ONE Gas Inc 4.500% 11/01/48 34,368
90 PacifiCorp 2.700% 9/15/30 79,742
10 PacifiCorp 5.250% 6/15/35 10,042
110 PacifiCorp 5.800% 1/15/55 109,183
180 PECO Energy Co 4.600% 5/15/52 158,465
60 Piedmont Natural Gas Co Inc 2.500% 3/15/31 51,692
76 Potomac Electric Power Co 6.500% 11/15/37 85,979
50 PPL Capital Funding Inc 3.100% 5/15/26 48,471
50 PPL Electric Utilities Corp 4.850% 2/15/34 49,897
60 PPL Electric Utilities Corp 4.150% 10/01/45 51,114
18 Public Service Co of Colorado 6.500% 8/01/38 20,042
150 Public Service Co of Colorado 4.100% 6/15/48 118,381
50 Public Service Co of New
Hampshire
2.200% 6/15/31 42,391
20 Public Service Co of Oklahoma 2.200% 8/15/31 16,594
10 Public Service Electric and Gas
Co
2.250% 9/15/26 9,517
70 Public Service Electric and Gas
Co
1.900% 8/15/31 58,146
140 Public Service Electric and Gas
Co
5.800% 5/01/37 150,624
20 Public Service Electric and Gas
Co
2.050% 8/01/50 11,158
50 Public Service Electric and Gas
Co
5.450% 3/01/54 50,857
100 Puget Energy Inc 4.224% 3/15/32 91,740
30 Puget Sound Energy Inc 5.638% 4/15/41 30,304
100 San Diego Gas & Electric Co 3.000% 3/15/32 88,278
43 San Diego Gas & Electric Co 4.150% 5/15/48 35,618
10 San Diego Gas & Electric Co 4.100% 6/15/49 8,118
134 Sempra 6.000% 10/15/39 139,721
20 Sempra 4.000% 2/01/48 15,673
220 Southern California Edison Co 4.700% 6/01/27 219,915
50 Southern California Edison Co 5.200% 6/01/34 50,151
20 Southern California Edison Co 4.500% 9/01/40 17,677
50 Southern California Edison Co 3.600% 2/01/45 37,661
90 Southern California Edison Co 4.875% 3/01/49 80,811
10 Southern California Edison Co 3.650% 2/01/50 7,381
200 Southern California Edison Co 5.450% 6/01/52 194,760
10 Southern California Gas Co 2.600% 6/15/26 9,614
20 Southern California Gas Co 2.550% 2/01/30 17,932
40 Southern California Gas Co 4.300% 1/15/49 32,979
140 Southern California Gas Co 5.750% 6/01/53 143,922
60 Southern Co/The 5.200% 6/15/33 60,330
10 Southwest Gas Corp 5.800% 12/01/27 10,257
10 Southwest Gas Corp 3.700% 4/01/28 9,643
40 Southwest Gas Corp 2.200% 6/15/30 34,591
20 Southwest Gas Corp 3.800% 9/29/46 15,175
140 Southwestern Electric Power
Co
3.250% 11/01/51 91,720
126 Southwestern Public Service Co 4.500% 8/15/41 109,088
23 Southwestern Public Service Co 4.400% 11/15/48 18,681
10 Southwestern Public Service Co 3.150% 5/01/50 6,588
20 Spire Missouri Inc 4.800% 2/15/33 19,985
50 Tampa Electric Co 5.000% 7/15/52 46,579
40 Tucson Electric Power Co 3.250% 5/15/32 35,751
50 Tucson Electric Power Co 3.250% 5/01/51 33,922
25 Union Electric Co 5.450% 3/15/53 24,646
50 Union Electric Co 5.250% 1/15/54 47,978
30 Washington Gas Light Co 3.796% 9/15/46 23,404

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITY (continued)
$ 10 WEC Energy Group Inc 5.000% 9/27/25 $ 9,990
100 WEC Energy Group Inc 5.600% 9/12/26 101,408
100 WEC Energy Group Inc 2.200% 12/15/28 90,002
20 Wisconsin Power and Light Co 1.950% 9/16/31 16,384
50 Wisconsin Power and Light Co 4.950% 4/01/33 49,794
68 Wisconsin Public Service Corp 3.671% 12/01/42 55,022
TOTAL UTILITY 8,839,443
TOTAL CORPORATE DEBT
(cost $99,595,861) 92,446,771
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 4.5%
GOVERNMENT AGENCY - 1.4%
$ 20 Equinor ASA 3.000% 4/06/27 19,263
10 Equinor ASA 3.625% 9/10/28 9,705
154 Equinor ASA 3.125% 4/06/30 142,901
30 Equinor ASA 5.100% 8/17/40 29,634
62 Equinor ASA 3.950% 5/15/43 52,352
10 Equinor ASA 3.250% 11/18/49 7,189
30 Equinor ASA 3.700% 4/06/50 23,477
100 Export Development Canada 3.375% 8/26/25 98,676
100 Export Development Canada 4.375% 6/29/26 100,005
170 Export Development Canada 4.125% 2/13/29 170,581
81 Federal National Mortgage
Association
2.625% 9/06/24 80,768
70 (c) Federal National Mortgage
Association
1.625% 1/07/25 68,944
200 Federal National Mortgage
Association
0.500% 6/17/25 192,658
280 Federal National Mortgage
Association
1.875% 9/24/26 266,321
379 Federal National Mortgage
Association
5.625% 7/15/37 427,925
20 Industrial & Commercial Bank
of China Ltd/New York NY
3.538% 11/08/27 19,335
10 Israel Government AID Bond 5.500% 9/18/33 10,797
99 Japan Bank for International
Cooperation
2.500% 5/28/25 97,027
100 Japan International
Cooperation Agency
4.000% 5/23/28 98,676
40 Korea Development Bank/The 1.375% 4/25/27 36,853
170 Korea Development Bank/The 4.375% 2/15/28 170,068
200 Korea Development Bank/The 5.375% 10/23/28 207,978
20 Kreditanstalt fuer
Wiederaufbau
1.375% 8/05/24 19,992
744 Kreditanstalt fuer
Wiederaufbau
2.500% 11/20/24 737,721
79 Kreditanstalt fuer
Wiederaufbau
0.375% 7/18/25 75,805
50 Kreditanstalt fuer
Wiederaufbau
5.000% 3/16/26 50,425
100 Kreditanstalt fuer
Wiederaufbau
4.625% 8/07/26 100,596
442 Kreditanstalt fuer
Wiederaufbau
3.000% 5/20/27 428,676
100 Kreditanstalt fuer
Wiederaufbau
4.750% 10/29/30 103,887

Principal
Amount (000) Description (a) Coupon Maturity Value
GOVERNMENT AGENCY (continued)
$ 110 Kreditanstalt fuer
Wiederaufbau
4.125% 7/15/33 $ 109,892
75 Kreditanstalt fuer
Wiederaufbau
4.375% 2/28/34 76,493
40 Landwirtschaftliche
Rentenbank
0.500% 5/27/25 38,585
110 Landwirtschaftliche
Rentenbank
3.875% 9/28/27 109,130
100 Landwirtschaftliche
Rentenbank
4.625% 4/17/29 102,569
100 Landwirtschaftliche
Rentenbank
5.000% 10/24/33 105,975
20 Oesterreichische Kontrollbank
AG
0.500% 9/16/24 19,876
160 Oesterreichische Kontrollbank
AG
2.875% 5/23/25 157,361
50 Oesterreichische Kontrollbank
AG
4.750% 5/21/27 50,698
80 Oesterreichische Kontrollbank
AG
4.125% 1/18/29 80,169
260 Svensk Exportkredit AB 4.625% 11/28/25 259,760
TOTAL GOVERNMENT
AGENCY 4,958,743
MUNICIPAL BONDS - 0.9% (d)
250 Province of Alberta Canada (No
Opt. Call)
1.000% 5/20/25 242,314
160 Province of Alberta Canada (No
Opt. Call)
3.300% 3/15/28 155,130
50 Province of Alberta Canada (No
Opt. Call)
4.500% 6/26/29 50,712
40 Province of Alberta Canada (No
Opt. Call)
1.300% 7/22/30 33,868
50 Province of Alberta Canada (No
Opt. Call)
4.500% 1/24/34 50,152
175 Province of British Columbia
Canada (No Opt. Call)
1.750% 9/27/24 173,987
150 Province of British Columbia
Canada (No Opt. Call)
2.250% 6/02/26 144,163
110 Province of British Columbia
Canada (No Opt. Call)
0.900% 7/20/26 102,719
85 Province of British Columbia
Canada (No Opt. Call)
4.200% 7/06/33 83,397
100 Province of British Columbia
Canada (No Opt. Call)
4.750% 6/12/34 102,087
100 (c) Province of Manitoba Canada
(No Opt. Call)
1.500% 10/25/28 89,620
100 Province of Manitoba Canada
(No Opt. Call)
4.300% 7/27/33 98,870
80 Province of New Brunswick
Canada (No Opt. Call)
3.625% 2/24/28 77,801
300 Province of Ontario Canada
(No Opt. Call)
2.500% 4/27/26 289,975
260 Province of Ontario Canada
(No Opt. Call)
3.100% 5/19/27 251,943
23 Province of Ontario Canada
(No Opt. Call)
1.050% 5/21/27 21,061
150 Province of Ontario Canada
(No Opt. Call)
4.200% 1/18/29 150,003
150 Province of Ontario Canada
(No Opt. Call)
1.800% 10/14/31 126,951

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
MUNICIPAL BONDS (continued)
$ 100 Province of Ontario Canada
(No Opt. Call)
2.125% 1/21/32 $ 86,187
89 Province of Quebec Canada
(No Opt. Call)
2.875% 10/16/24 88,528
180 Province of Quebec Canada
(No Opt. Call)
1.500% 2/11/25 176,570
120 Province of Quebec Canada
(No Opt. Call)
0.600% 7/23/25 115,185
305 Province of Quebec Canada
(No Opt. Call)
2.500% 4/20/26 294,919
70 Province of Quebec Canada
(No Opt. Call)
2.750% 4/12/27 67,312
140 Province of Quebec Canada
(No Opt. Call)
4.500% 4/03/29 141,842
100 Province of Quebec Canada
(No Opt. Call)
4.500% 9/08/33 100,353
TOTAL MUNICIPAL BONDS 3,315,649
SOVEREIGN DEBT - 2.2%
20 African Development Bank 3.375% 7/07/25 19,736
110 African Development Bank 0.875% 7/22/26 102,745
100 Asian Development Bank 4.875% 5/21/26 100,815
250 Asian Development Bank 1.500% 1/20/27 234,164
120 Asian Development Bank 4.500% 8/25/28 121,890
100 Asian Development Bank 4.375% 3/06/29 101,478
100 Asian Development Bank 1.875% 3/15/29 91,014
100 Asian Development Bank 3.125% 4/27/32 93,595
110 Asian Development Bank 4.125% 1/12/34 109,693
210 Canada Government
International Bond
3.750% 4/26/28 207,657
80 Chile Government International
Bond
3.125% 1/21/26 77,388
30 Chile Government International
Bond
3.240% 2/06/28 28,388
160 Chile Government International
Bond
2.450% 1/31/31 138,657
90 Chile Government International
Bond
4.950% 1/05/36 87,708
260 Chile Government International
Bond
3.250% 9/21/71 164,505
50 Council Of Europe
Development Bank
0.875% 9/22/26 46,479
100 Council Of Europe
Development Bank
4.625% 6/11/27 101,228
30 European Bank for
Reconstruction & Development
1.500% 2/13/25 29,424
100 European Bank for
Reconstruction & Development
4.375% 3/09/28 100,894
110 European Investment Bank 2.750% 8/15/25 107,796
100 European Investment Bank 0.750% 10/26/26 92,567
112 European Investment Bank 1.375% 3/15/27 104,239
100 European Investment Bank 4.500% 10/16/28 101,713
225 European Investment Bank 4.000% 2/15/29 224,780
100 European Investment Bank 4.750% 6/15/29 103,200
170 European Investment Bank 3.625% 7/15/30 166,702
100 European Investment Bank 4.375% 10/10/31 101,505
85 European Investment Bank 4.125% 2/13/34 84,855
84 Hungary Government
International Bond
7.625% 3/29/41 96,708
190 Indonesia Government
International Bond
4.550% 1/11/28 188,085

Principal
Amount (000) Description (a) Coupon Maturity Value
SOVEREIGN DEBT (continued)
$ 70 Indonesia Government
International Bond
4.850% 1/11/33 $ 69,410
280 Indonesia Government
International Bond
5.650% 1/11/53 286,384
100 Inter-American Development
Bank
4.500% 5/15/26 100,155
100 Inter-American Development
Bank
1.500% 1/13/27 93,700
90 Inter-American Development
Bank
4.375% 2/01/27 90,342
100 Inter-American Development
Bank
4.000% 1/12/28 99,591
110 Inter-American Development
Bank
1.125% 7/20/28 98,237
240 Inter-American Development
Bank
3.875% 10/28/41 216,171
535 International Bank for
Reconstruction & Development
1.500% 8/28/24 533,388
161 International Bank for
Reconstruction & Development
2.125% 3/03/25 158,301
40 International Bank for
Reconstruction & Development
0.625% 4/22/25 38,778
60 International Bank for
Reconstruction & Development
3.125% 11/20/25 58,908
60 International Bank for
Reconstruction & Development
2.500% 11/22/27 57,019
100 International Bank for
Reconstruction & Development
4.625% 8/01/28 102,057
92 International Bank for
Reconstruction & Development
4.000% 7/25/30 92,028
95 International Bank for
Reconstruction & Development
4.000% 1/10/31 94,825
100 International Bank for
Reconstruction & Development
4.500% 4/10/31 102,763
100 International Bank for
Reconstruction & Development
1.625% 11/03/31 84,591
112 International Bank for
Reconstruction & Development
2.500% 3/29/32 100,411
100 International Bank for
Reconstruction & Development
4.750% 11/14/33 104,493
50 International Finance Corp 2.126% 4/07/26 48,131
35 International Finance Corp 4.375% 1/15/27 35,124
180 Israel Government International
Bond
2.750% 7/03/30 154,482
280 Israel Government International
Bond
3.875% 7/03/50 198,450
30 Korea International Bond 2.750% 1/19/27 28,862
30 Korea International Bond 2.500% 6/19/29 27,898
60 Korea International Bond 1.000% 9/16/30 49,819
70 Korea International Bond 1.750% 10/15/31 59,099
200 Nordic Investment Bank 5.000% 10/15/25 200,846
40 Panama Government
International Bond
3.160% 1/23/30 34,354
80 Panama Government
International Bond
6.875% 1/31/36 80,083
200 Panama Government
International Bond
8.000% 3/01/38 215,327
250 Panama Government
International Bond
4.500% 5/15/47 177,392
90 Panama Government
International Bond
4.500% 4/16/50 62,086

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
SOVEREIGN DEBT (continued)
$ 65 Peruvian Government
International Bond
3.000% 1/15/34 $ 53,666
96 Peruvian Government
International Bond
5.625% 11/18/50 95,036
20 Peruvian Government
International Bond
3.550% 3/10/51 14,471
120 Republic of Italy Government
International Bond
1.250% 2/17/26 113,343
140 Republic of Italy Government
International Bond
2.875% 10/17/29 126,840
200 Republic of Poland
Government International
Bond
4.875% 10/04/33 198,224
75 Republic of Poland
Government International
Bond
5.125% 9/18/34 75,245
15 Uruguay Government
International Bond
4.375% 1/23/31 14,741
83 Uruguay Government
International Bond
5.750% 10/28/34 88,479
200 Uruguay Government
International Bond
4.125% 11/20/45 176,355
TOTAL SOVEREIGN DEBT 8,239,513
TOTAL GOVERNMENT RELATED
(cost $17,477,871) 16,513,905
TOTAL LONG-TERM INVESTMENTS
(cost $388,555,528) 363,608,700
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES
LENDING - 0.2%
590,778 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(f) $ 590,778
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $590,778) 590,778
TOTAL INVESTMENTS (cost $389,146,306 ) - 98.8% 364,199,478
OTHER ASSETS & LIABILITIES, NET - 1.2% 4,522,350
NET ASSETS - 100% $ 368,721,828
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $639,640 or 0.2% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $574,282.
(d) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen Global Net Zero Transition ETF (NTZG)
Portfolio of Investments July 31, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.3%
X –
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 4.6%
1,284 Alphabet Inc, Class A $ 220,257
848 Walt Disney Co/The 79,449
TOTAL COMMUNICATION SERVICES 299,706
CONSUMER DISCRETIONARY - 12.7%
586 (b) Airbnb Inc, Class A 81,782
1,742 (b) Amazon.com Inc 325,719
3,000 BYD Co Ltd 87,558
204 Kering SA 62,803
256 McDonald's Corp 67,943
476 NIKE Inc, Class B 35,633
612 Starbucks Corp 47,705
5,636 (b) Toyota Motor Corp 110,465
TOTAL CONSUMER DISCRETIONARY 819,608
CONSUMER STAPLES - 7.0%
1,140 Anheuser-Busch InBev SA/NV 67,798
148 Costco Wholesale Corp 121,656
1,117 Kraft Heinz Co/The 39,330
476 Procter & Gamble Co/The 76,522
2,079 Walmart Inc 142,702
TOTAL CONSUMER STAPLES 448,008
ENERGY - 9.5%
10,768 BP PLC 63,464
588 Cheniere Energy Inc 107,392
632 Exxon Mobil Corp 74,945
7,407 (b) NexGen Energy Ltd 49,328
1,293 Occidental Petroleum Corp 78,640
1,300 (c) Reliance Industries Ltd, Sponsored GDR 93,730
1,102 Schlumberger NV 53,216
2,450 Shell PLC 89,372
TOTAL ENERGY 610,087
FINANCIALS - 11.0%
965 Commonwealth Bank of Australia 86,639
404 (b) Fiserv Inc 66,082
3,856 ING Groep NV 69,891
562 JPMorgan Chase & Co 119,594
434 London Stock Exchange Group PLC 52,791
240 Mastercard Inc, Class A 111,290
396 Progressive Corp/The 84,792
884 Sun Life Financial Inc 43,859
1,292 Wells Fargo & Co 76,667
TOTAL FINANCIALS 711,605
HEALTH CARE - 11.2%
916 (b) Centene Corp 70,459
292 Cigna Group/The 101,812
280 EssilorLuxottica SA 64,142
4,119 GSK PLC 79,995
578 Merck & Co Inc 65,389
1,444 Novo Nordisk A/S, Class B 190,973
607 Sanofi 62,616

Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Portfolio of Investments
July 31, 2024

Shares Description (a) Value
HEALTH CARE (continued)
269 Stryker Corp $ 88,084
TOTAL HEALTH CARE 723,470
INDUSTRIALS - 10.1%
1,752 Flowserve Corp 88,564
420 Quanta Services Inc 111,460
784 Schneider Electric SE 189,058
396 Trane Technologies PLC 132,375
236 Union Pacific Corp 58,228
598 Vinci SA 68,333
TOTAL INDUSTRIALS 648,018
INFORMATION TECHNOLOGY - 21.5%
323 Apple Inc 71,732
6,000 Delta Electronics Inc 75,662
14,000 E Ink Holdings Inc 114,785
1,755 Infineon Technologies AG 60,866
1,623 Intel Corp 49,891
188 Keyence Corp 82,330
354 (b) Manhattan Associates Inc 90,404
639 Microsoft Corp 267,326
1,037 (b) Procore Technologies Inc 73,658
3,300 Rohm Co Ltd 44,940
287 Samsung SDI Co Ltd 66,603
95 (b) ServiceNow Inc 77,367
4,800 SUMCO Corp 79,548
8,000 Taiwan Semiconductor Manufacturing Co
Ltd
227,320
TOTAL INFORMATION TECHNOLOGY 1,382,432
MATERIALS - 4.6%
2,254 BHP Group Ltd 62,260
733 Corteva Inc 41,121
326 DSM-Firmenich AG 41,644
332 Linde PLC 150,562
TOTAL MATERIALS 295,587
REAL ESTATE - 2.4%
2,807 Goodman Group 64,337
696 Prologis Inc 87,731
TOTAL REAL ESTATE 152,068
UTILITIES - 4.7%
947 NextEra Energy Inc 72,341
2,444 RWE AG 91,214
946 Southern Co/The 79,010
1,951 Veolia Environnement SA 61,309
TOTAL UTILITIES 303,874
TOTAL COMMON STOCKS
(cost $5,050,854) 6,394,463
TOTAL LONG-TERM INVESTMENTS
(cost $5,050,854) 6,394,463
OTHER ASSETS & LIABILITIES, NET - 0.7% 46,468
NET ASSETS - 100% $ 6,440,931

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $93,730 or 1.5% of Total Investments.
GDR Global Depositary Receipt
See accompanying notes to financial statements.

Nuveen Preferred and Income ETF (NPFI)
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.2%
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 61.8%
AUTOMOBILES & COMPONENTS - 1.4%
$ 105 General Motors Financial Co Inc 5.700% N/A (b) $ 99,611
146 General Motors Financial Co Inc 5.750% N/A (b) 138,626
251 TOTAL AUTOMOBILES & COMPONENTS 238,237
BANKS - 23.4%
41 Bank of America Corp 4.375% 12/30/49 38,723
44 Bank of America Corp 6.300% 9/10/72 44,164
17 Bank of America Corp 6.100% 9/17/72 16,949
188 Bank of America Corp 6.250% N/A (b) 187,826
150 Bank of America Corp 6.500% 4/23/73 149,600
50 Citigroup Inc 7.000% 12/30/49 50,720
65 Citigroup Inc 7.125% 12/30/49 65,049
59 Citigroup Inc 7.375% 8/15/72 60,501
121 Citigroup Inc 5.950% 11/15/72 120,134
60 Citigroup Inc 9.007% 11/17/72 60,054
85 Citigroup Inc 4.150% N/A (b) 78,818
151 Citigroup Inc 6.250% 2/15/73 150,927
146 Citigroup Inc 7.625% N/A (b) 151,837
80 Citizens Financial Group Inc 8.733% 1/07/73 79,376
250 CoBank ACB 7.250% 7/01/73 255,195
81 Fifth Third Bancorp 4.500% 9/30/72 78,720
39 Fifth Third Bancorp 8.626% 12/31/72 38,654
188 First Citizens BancShares Inc/NC 9.573% 6/15/73 191,124
10 Goldman Sachs Group Inc/The 4.400% 8/10/72 9,796
135 Huntington Bancshares Inc/OH 5.625% N/A (b) 129,309
98 JPMorgan Chase & Co 3.650% N/A (b) 93,060
130 JPMorgan Chase & Co 5.000% 2/01/73 130,000
72 JPMorgan Chase & Co 6.100% 4/01/73 71,588
375 JPMorgan Chase & Co 6.875% N/A (b) 387,470
77 KeyCorp 5.000% 12/15/72 70,392
83 M&T Bank Corp 9.194% 8/15/72 83,061
17 M&T Bank Corp 3.500% N/A (b) 14,655
22 M&T Bank Corp 5.125% 5/01/73 21,014
36 PNC Financial Services Group Inc/The 6.000% 8/15/70 35,493
49 PNC Financial Services Group Inc/The 8.648% 12/01/72 49,096
30 PNC Financial Services Group Inc/The 3.400% N/A (b) 26,823
20 PNC Financial Services Group Inc/The 6.200% N/A (b) 19,948
30 PNC Financial Services Group Inc/The 5.000% 5/01/73 28,711
160 PNC Financial Services Group Inc/The 6.250% 6/15/73 155,975
155 Regions Financial Corp 5.750% 9/15/72 153,397
64 Truist Financial Corp 4.800% N/A (b) 63,040
141 Truist Financial Corp 5.100% 3/01/73 131,694
41 Truist Financial Corp 8.703% 6/15/73 41,164
224 Wells Fargo & Co 7.625% N/A (b) 238,262
109 Wells Fargo & Co 3.900% N/A (b) 104,556
153 Wells Fargo & Co 5.875% 6/15/73 152,371
4,046 TOTAL BANKS 4,029,246
CAPITAL GOODS - 0.9%
161 Air Lease Corp 4.650% N/A (b) 155,405
161 TOTAL CAPITAL GOODS 155,405

Principal
Amount (000) Description (a) Coupon Maturity Value
ENERGY - 3.7%
$ 109 Energy Transfer LP 6.500% N/A (b) $ 108,289
100 Energy Transfer LP 6.625% 2/15/73 98,041
47 Energy Transfer LP 7.125% 5/15/73 46,850
150 Transcanada Trust 5.300% 3/15/77 141,020
255 Transcanada Trust 5.600% 3/07/82 236,515
661 TOTAL ENERGY 630,715
FINANCIAL SERVICES - 11.3%
365 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950% 3/10/55 369,089
36 Ally Financial Inc 4.700% 8/15/72 33,005
62 Ally Financial Inc 4.700% 8/15/72 51,456
50 American Express Co 3.550% N/A (b) 46,686
76 Bank of New York Mellon Corp/The 4.700% N/A (b) 74,703
105 Capital One Financial Corp 3.950% N/A (b) 96,910
99 Charles Schwab Corp/The 5.375% N/A (b) 97,841
159 Charles Schwab Corp/The 4.000% 6/01/73 148,480
37 Discover Financial Services 6.125% N/A (b) 36,725
15 Discover Financial Services 5.500% 4/30/73 13,540
131 Equitable Holdings Inc 4.950% N/A (b) 128,580
10 Goldman Sachs Group Inc/The 3.800% 11/10/72 9,390
90 Goldman Sachs Group Inc/The 5.300% 11/10/72 89,091
100 Goldman Sachs Group Inc/The 7.500% 11/10/72 103,066
177 Goldman Sachs Group Inc/The 5.500% N/A (b) 176,516
144 Goldman Sachs Group Inc/The 7.500% N/A (b) 150,645
17 Goldman Sachs Group Inc/The 4.125% 5/10/73 15,916
151 State Street Corp 6.700% N/A (b) 151,161
150 Voya Financial Inc 7.758% 3/15/73 157,781
1,974 TOTAL FINANCIAL SERVICES 1,950,581
FOOD, BEVERAGE & TOBACCO - 2.1%
450 (c) Land O' Lakes Inc 7.250% 6/15/73 371,245
450 TOTAL FOOD, BEVERAGE & TOBACCO 371,245
INSURANCE - 8.4%
69 American International Group Inc 5.750% 4/01/48 68,095
114 AXIS Specialty Finance LLC 4.900% 1/15/40 106,255
226 Enstar Finance LLC 5.500% 1/15/42 201,949
166 Markel Group Inc 6.000% 12/01/72 165,013
104 (c) MetLife Inc 9.250% 4/08/38 121,864
23 MetLife Inc 5.875% 9/15/72 22,894
46 MetLife Inc 3.850% N/A (b) 44,591
84 PartnerRe Finance B LLC 4.500% 10/01/50 76,510
50 Prudential Financial Inc 5.375% 5/15/45 49,427
107 Prudential Financial Inc 3.700% 10/01/50 94,284
125 Prudential Financial Inc 5.125% 3/01/52 117,566
75 Prudential Financial Inc 6.500% 3/15/54 76,463
309 (c) QBE Insurance Group Ltd 5.875% 11/12/72 306,147
1,498 TOTAL INSURANCE 1,451,058
MEDIA & ENTERTAINMENT - 1.7%
250 (c) Farm Credit Bank of Texas 7.750% 12/30/49 254,567
38 Paramount Global 6.375% 3/30/62 34,889
288 TOTAL MEDIA & ENTERTAINMENT 289,456
TELECOMMUNICATION SERVICES - 0.8%
73 Vodafone Group PLC 7.000% 4/04/79 75,572
70 Vodafone Group PLC 4.125% 6/04/81 61,613
143 TOTAL TELECOMMUNICATION SERVICES 137,185

Nuveen Preferred and Income ETF (NPFI)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITIES - 8.1%
$ 150 AES Corp/The 7.600% 1/15/55 $ 152,637
86 American Electric Power Co Inc 3.875% 2/15/62 80,035
100 Dominion Energy Inc 7.000% 6/01/54 105,020
50 Edison International 5.000% 12/30/49 48,053
94 Edison International 5.375% 9/15/72 91,852
308 Emera Inc 6.750% 6/15/76 306,383
200 Entergy Corp 7.125% 12/01/54 200,092
84 Sempra 4.125% 4/01/52 77,507
115 Sempra 4.875% 10/15/72 112,651
102 Southern Co/The 4.000% 1/15/51 99,070
100 (c) Vistra Corp 8.000% 12/30/49 102,363
19 (c) Vistra Corp 7.000% N/A (b) 19,109
1,408 TOTAL UTILITIES 1,394,772
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $10,528,957) 10,647,900
Principal
Amount (000) Description (a) Coupon Maturity Value
CONTINGENT CAPITAL SECURITIES - 33.5%
BANKS - 28.8%
356 Banco Bilbao Vizcaya Argentaria SA 9.375% 12/19/72 383,847
200 Banco Santander SA 4.750% 8/12/72 184,342
200 Banco Santander SA 9.625% 2/21/73 228,272
402 Barclays PLC 8.000% 12/30/49 412,873
200 Barclays PLC 9.625% 12/30/49 218,420
291 (c) BNP Paribas SA 8.500% 12/30/49 305,226
283 (c) BNP Paribas SA 9.250% 5/17/73 303,638
257 (c) Credit Agricole SA 8.125% 3/23/73 262,141
218 HSBC Holdings PLC 8.000% 12/30/49 230,411
227 HSBC Holdings PLC 6.375% 9/30/72 226,693
222 HSBC Holdings PLC 6.000% 11/22/72 217,324
388 ING Groep NV 7.500% 5/16/72 394,790
306 Lloyds Banking Group PLC 7.500% 12/27/72 307,077
200 NatWest Group PLC 8.125% 12/30/49 207,093
297 NatWest Group PLC 6.000% 9/30/72 293,167
200 (c) Societe Generale SA 10.000% N/A (b) 211,163
377 (c) Societe Generale SA 9.375% 5/22/73 386,675
200 (c) Standard Chartered PLC 7.750% 12/30/49 204,450
4,824 TOTAL BANKS 4,977,602
FINANCIAL SERVICES - 4.7%
200 Deutsche Bank AG 6.000% 4/30/73 191,655
543 (c) UBS Group AG 9.250% N/A (b) 614,489
743 TOTAL FINANCIAL SERVICES 806,144
TOTAL CONTINGENT CAPITAL SECURITIES
(cost $5,644,338) 5,783,746
Principal
Amount (000) Description (a) Coupon Maturity Value
CORPORATE BONDS - 2.9%
ENERGY - 1.6%
47 Enbridge Inc 6.000% 1/15/77 45,781
48 Enbridge Inc 5.750% 7/15/80 45,540
89 Enbridge Inc 7.625% 1/15/83 92,478
85 Enbridge Inc 8.500% 1/15/84 92,962
269 TOTAL ENERGY 276,761

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpos-
es of this report, which may combine industry sub-classifications into sectors for reporting ease.
Principal
Amount (000) Description (a) Coupon Maturity Value
INSURANCE - 1.3%
$ 222 Assurant Inc 7.000% 3/27/48 $ 225,775
222 TOTAL INSURANCE 225,775
TOTAL CORPORATE BONDS
(cost $498,187) 502,536
TOTAL LONG-TERM INVESTMENTS
(cost $16,671,482) 16,934,182
OTHER ASSETS & LIABILITIES, NET - 1.8% 306,694
NET ASSETS - 100% $ 17,240,876
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Perpetual security. Maturity date is not applicable.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,463,077 or 20.5% of Total Investments.

Nuveen Sustainable Core ETF (NSCR)
Portfolio of Investments July 31, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 92.7%
X –
COMMON STOCKS - 92.7%
COMMUNICATION SERVICES - 8.2%
756 Alphabet Inc, Class A $ 129,684
672 Alphabet Inc, Class C 116,357
347 Meta Platforms Inc 164,766
609 Walt Disney Co/The 57,057
TOTAL COMMUNICATION SERVICES 467,864
CONSUMER DISCRETIONARY - 7.3%
1,302 (b) Amazon.com Inc 243,448
1,436 General Motors Co 63,643
441 Lowe's Cos Inc 108,270
TOTAL CONSUMER DISCRETIONARY 415,361
CONSUMER STAPLES - 2.5%
525 Bunge Global SA 55,246
42 Costco Wholesale Corp 34,524
357 Target Corp 53,696
TOTAL CONSUMER STAPLES 143,466
ENERGY - 4.5%
567 Chevron Corp 90,986
465 EOG Resources Inc 58,962
1,911 Marathon Oil Corp 53,604
294 Marathon Petroleum Corp 52,044
TOTAL ENERGY 255,596
FINANCIALS - 12.7%
315 American Express Co 79,708
315 Ameriprise Financial Inc 135,472
399 Apollo Global Management Inc 49,999
2,112 Bank of New York Mellon Corp/The 137,428
420 Chubb Ltd 115,777
378 (b) Fiserv Inc 61,830
441 KKR & Co Inc 54,441
189 Mastercard Inc, Class A 87,641
TOTAL FINANCIALS 722,296
HEALTH CARE - 16.7%
672 Abbott Laboratories 71,192
231 Becton Dickinson & Co 55,685
945 Cardinal Health Inc 95,284
630 (b) Centene Corp 48,460
374 Cigna Group/The 130,402
126 Elevance Health Inc 67,036
147 Eli Lilly & Co 118,228
378 Labcorp Holdings Inc 81,436
1,302 Merck & Co Inc 147,295
231 UnitedHealth Group Inc 133,093
TOTAL HEALTH CARE 948,111

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpos-
es of this report, which may combine industry sub-classifications into sectors for reporting ease.
Shares Description (a) Value
INDUSTRIALS - 3.5%
420 Dover Corp $ 77,389
210 Ferguson PLC 46,756
378 Honeywell International Inc 77,396
TOTAL INDUSTRIALS 201,541
INFORMATION TECHNOLOGY - 28.4%
1,444 Apple Inc 320,683
273 Applied Materials Inc 57,931
147 (b) Arista Networks Inc 50,943
420 Broadcom Inc 67,486
84 Lam Research Corp 77,384
1,008 Microsoft Corp 421,697
3,405 NVIDIA Corp 398,453
483 Oracle Corp 67,354
546 QUALCOMM Inc 98,799
210 Salesforce Inc 54,348
TOTAL INFORMATION TECHNOLOGY 1,615,078
MATERIALS - 2.2%
903 Corteva Inc 50,658
168 Linde PLC 76,188
TOTAL MATERIALS 126,846
REAL ESTATE - 3.2%
890 Simon Property Group Inc 136,562
336 Sun Communities Inc 42,581
TOTAL REAL ESTATE 179,143
UTILITIES - 3.5%
651 American Electric Power Co Inc 63,876
1,750 NextEra Energy Inc 133,683
TOTAL UTILITIES 197,559
TOTAL COMMON STOCKS
(cost $4,872,699) 5,272,861
TOTAL LONG-TERM INVESTMENTS
(cost $4,872,699) 5,272,861
OTHER ASSETS & LIABILITIES, NET - 7.3% 416,337
NET ASSETS - 100% $ 5,689,198
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Ultra Short Income ETF (NUSB)
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 38.5%
X –
CORPORATE DEBT - 23.3%
FINANCIALS - 15.2%
$ 195 (b) American Express Co 6.118% 4/23/27 $ 195,234
200 Banco Santander SA 5.147% 8/18/25 199,415
310 Bank of America Corp 3.384% 4/02/26 305,853
180 Bank of New York Mellon Corp/
The
4.947% 4/26/27 180,362
250 (b) Citibank NA 5.957% 4/30/26 250,035
100 Citigroup Inc 5.610% 9/29/26 100,426
180 Goldman Sachs Group Inc/The 5.798% 8/10/26 180,868
180 JPMorgan Chase & Co 6.070% 10/22/27 184,674
260 (b),(c) Massachusetts Mutual Life
Insurance Co
6.109% 4/09/27 260,401
245 Morgan Stanley 2.188% 4/28/26 239,237
180 Morgan Stanley 5.050% 1/28/27 180,211
195 (b),(c) New York Life Global Funding 6.040% 4/02/27 195,811
200 Prologis LP 3.250% 6/30/26 194,624
245 (b) Royal Bank of Canada 6.447% 7/20/26 247,195
200 Simon Property Group LP 3.300% 1/15/26 195,316
180 State Street Corp 5.104% 5/18/26 179,948
250 (b) UnitedHealth Group Inc 5.862% 7/15/26 250,464
195 Wells Fargo & Co 2.406% 10/30/25 193,487
180 Wells Fargo Bank NA 4.811% 1/15/26 180,032
TOTAL FINANCIALS 3,913,593
INDUSTRIAL - 7.4%
100 AT&T Inc 5.539% 2/20/26 100,003
195 (b),(c) BMW US Capital LLC 5.920% 4/02/26 195,682
180 Caterpillar Financial Services
Corp
4.350% 5/15/26 179,185
195 (b) Caterpillar Financial Services
Corp
5.885% 5/14/27 195,481
180 Cigna Group/The 5.685% 3/15/26 180,031
195 (b) Home Depot Inc/The 5.698% 12/24/25 195,364
180 Intel Corp 4.875% 2/10/26 180,092
180 John Deere Capital Corp 4.800% 1/09/26 180,348
180 Lowe's Cos Inc 4.400% 9/08/25 178,718
180 Magna International Inc 4.150% 10/01/25 178,173
195 (b) Toyota Motor Credit Corp 5.814% 5/15/26 195,167
TOTAL INDUSTRIAL 1,958,244
UTILITY - 0.7%
180 NextEra Energy Capital
Holdings Inc
4.950% 1/29/26 180,198
TOTAL UTILITY 180,198
TOTAL CORPORATE DEBT
(cost $6,038,862) 6,052,035
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 14.3%
$ 100 American Express Credit Account Master Trust 2022 2 3.390% 5/17/27 98,646
250 BA Credit Card Trust 2022 A1 3.530% 11/15/27 246,606
122 Benchmark 2021-B30 Mortgage Trust 2021 B30 1.190% 11/15/54 115,964

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 100 Capital One Multi-Asset Execution Trust 2022 A1 2.800% 3/15/27 $ 98,496
150 CarMax Auto Owner Trust 2024-2 2024 2 5.918% 5/17/27 150,309
200 (c) Chase Auto Owner Trust 2024-4 2024 4A 5.250% 9/27/27 200,121
68 Citigroup Commercial Mortgage Trust 2016-C1 2016 C1 3.003% 5/10/49 66,536
96 (c) Citizens Auto Receivables Trust 2024-1 2024 1 5.937% 10/15/26 96,270
150 CNH Equipment Trust 2024-B 2024 B 5.737% 10/15/27 150,105
13 COMM 2014-CCRE17 Mortgage Trust 2014 CR17 3.977% 5/10/47 12,927
80 COMM 2015-CCRE25 Mortgage Trust 2015 CR25 3.537% 8/10/48 79,348
97 COMM 2015-CCRE27 Mortgage Trust 2015 CR27 3.349% 10/10/48 95,117
85 COMM 2015-LC23 Mortgage Trust 2015 LC23 3.521% 10/10/48 83,315
100 Discover Card Execution Note Trust 2022 A2 3.320% 5/15/27 98,585
250 Ford Credit Auto Lease Trust 2024-B 2024 B 0.000% 2/15/27 250,126
100 Ford Credit Auto Owner Trust 2024-A 2024 A 5.698% 1/15/27 100,020
150 GM Financial Consumer Automobile Receivables Trust
2024-2 2024 2
5.728% 3/16/27 150,143
73 GS Mortgage Securities Trust 2015-GC32 2015 GC32 3.498% 7/10/48 72,167
100 Hyundai Auto Receivables Trust 2024-A 2024 A 5.757% 4/15/27 100,065
100 John Deere Owner Trust 2024 2024 A 5.707% 2/16/27 100,041
99 JPMBB Commercial Mortgage Securities Trust 2015-C33
2015 C33
3.504% 12/15/48 96,785
84 (c) MHC Commercial Mortgage Trust 2021-MHC 2021 MHC 6.244% 4/15/38 83,202
115 Morgan Stanley Capital I Trust 2015-MS1 2015 MS1 3.779% 5/15/48 112,770
98 Morgan Stanley Capital I Trust 2016-UB11 2016 UB11 2.606% 8/15/49 96,240
59 (c) Porsche Financial Auto Securitization Trust 2023-2 2023 2A 5.924% 11/23/26 59,025
100 (c) Tesla Auto Lease Trust 2024-A 2024 A 5.844% 6/22/26 100,026
200 Toyota Auto Receivables 2024-C Owner Trust 2024 C 5.700% 5/17/27 200,186
100 Verizon Master Trust 2024 1 5.991% 12/20/28 100,377
150 Volkswagen Auto Lease Trust 2024-A 2024 A 5.814% 12/21/26 150,177
89 Wells Fargo Commercial Mortgage Trust 2015-NXS1 2015
NXS1
3.148% 5/15/48 87,327
84 World Omni Auto Receivables Tr 2023 D 5.910% 2/16/27 83,844
150 World Omni Automobile Lease Securitization Trust 2024-A
2024 A
5.767% 2/16/27 150,131
TOTAL SECURITIZED
(cost $3,677,661) 3,684,997
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 0.9%
GOVERNMENT AGENCY - 0.9%
$ 75 Federal Farm Credit Banks
Funding Corp
1.170% 6/23/25 72,354
50 Federal Home Loan Banks 0.700% 8/26/25 47,996
75 Federal Home Loan Banks 1.375% 9/30/25 72,303
25 Federal Home Loan Banks 1.250% 12/15/25 23,907
TOTAL GOVERNMENT
AGENCY 216,560
TOTAL GOVERNMENT RELATED
(cost $215,293) 216,560
TOTAL LONG-TERM INVESTMENTS
(cost $9,931,816) 9,953,592

Nuveen Ultra Short Income ETF (NUSB)
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 55.1%
X –
CORPORATE DEBT - 25.9%
FINANCIALS - 7.1%
$ 180 Aetna Inc 3.500% 11/15/24 $ 178,872
205 Air Lease Corp 2.300% 2/01/25 201,597
245 Canadian Imperial Bank of
Commerce
5.144% 4/28/25 244,858
180 Corebridge Financial Inc 3.500% 4/04/25 177,418
260 Elevance Health Inc 2.375% 1/15/25 256,385
245 Goldman Sachs Group Inc/The 3.500% 4/01/25 241,940
180 (b),(c) Pacific Life Global Funding II 6.227% 6/16/25 180,829
180 Truist Bank 1.500% 3/10/25 175,719
180 Welltower OP LLC 4.000% 6/01/25 177,884
TOTAL FINANCIALS 1,835,502
INDUSTRIAL - 17.1%
180 AbbVie Inc 3.600% 5/14/25 177,741
180 (b) American Honda Finance Corp 5.913% 2/12/25 180,253
180 American Tower Corp 2.400% 3/15/25 176,487
180 Amgen Inc 5.250% 3/02/25 179,847
130 BAT Capital Corp 2.789% 9/06/24 129,606
180 Becton Dickinson & Co 3.734% 12/15/24 178,794
205 Canadian Pacific Railway Co 1.350% 12/02/24 202,143
130 Carrier Global Corp 2.242% 2/15/25 127,799
180 Chevron Corp 1.554% 5/11/25 175,297
130 CVS Health Corp 2.625% 8/15/24 129,842
195 (b),(c) Daimler Truck Finance North
America LLC
6.117% 12/13/24 195,370
180 Enterprise Products Operating
LLC
3.750% 2/15/25 178,562
180 Fiserv Inc 3.850% 6/01/25 177,817
180 General Motors Financial Co
Inc
3.800% 4/07/25 177,892
180 Marathon Petroleum Corp 4.700% 5/01/25 178,997
130 McCormick & Co Inc/MD 3.150% 8/15/24 129,872
150 Oracle Corp 2.500% 4/01/25 147,148
200 Oracle Corp 2.950% 5/15/25 196,413
260 Otis Worldwide Corp 2.056% 4/05/25 254,340
180 Pfizer Inc 0.800% 5/28/25 173,868
205 Philip Morris International Inc 1.500% 5/01/25 199,473
130 Republic Services Inc 2.500% 8/15/24 129,840
195 Reynolds American Inc 4.450% 6/12/25 193,462
130 Sherwin-Williams Co/The 4.050% 8/08/24 129,952
130 Thermo Fisher Scientific Inc 1.215% 10/18/24 128,820
130 Verizon Communications Inc 3.376% 2/15/25 128,856
TOTAL INDUSTRIAL 4,378,491
UTILITY - 1.7%
130 Entergy Louisiana LLC 0.950% 10/01/24 128,943
180 NextEra Energy Capital
Holdings Inc
6.051% 3/01/25 180,742
130 Public Service Electric and Gas
Co
3.150% 8/15/24 129,855
TOTAL UTILITY 439,540
TOTAL CORPORATE DEBT
(cost $6,652,473) 6,653,533

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
COMMERCIAL PAPER - 19.6%
$ 300 Archer-Daniels-Midland Co 0.000% 8/23/24 $ 298,955
250 AT&T Inc 0.000% 9/16/24 248,235
150 Atlantic Asset Securitization LLC 0.000% 9/09/24 149,100
250 CABOT TRAIL FUNDING LLC 0.000% 9/18/24 248,158
350 Cisco Systems Inc 0.000% 12/04/24 343,645
250 Duke Energy Corporation 0.000% 10/22/24 246,834
250 Fairway Finance Co LLC 0.000% 1/06/25 244,254
250 GTA FUNDING LLC 0.000% 10/01/24 247,693
250 HSBC USA Inc 0.000% 11/12/24 246,103
100 ING US Funding LLC 0.000% 8/20/24 99,704
300 John Deere Financial Inc 0.000% 9/17/24 297,873
100 La Fayette Asset Securitization LLC 0.000% 9/05/24 99,463
100 Lloyds Bank PLC 0.000% 12/13/24 98,053
360 MetLife Short Term Funding LLC 0.000% 8/28/24 358,508
300 Old Line Funding LLC 0.000% 10/15/24 296,613
300 Sheffield Receivables Co LLC 0.000% 10/09/24 296,828
250 Societe Generale SA 0.000% 1/14/25 244,043
250 Sumitomo Mitsui Trust Bank Ltd/Singapore 0.000% 10/17/24 247,110
250 Swedbank AB 0.000% 3/03/25 242,470
250 Thunder Bay Funding LLC 0.000% 9/12/24 248,404
250 Walt Disney Co/The 0.000% 11/15/24 246,010
TOTAL COMMERCIAL PAPER
(cost $5,048,228) 5,048,056
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 4.8%
GOVERNMENT AGENCY - 4.8%
$ 400 Federal Farm Credit Banks
Funding Corp
2.510% 4/01/25 393,666
112 Federal Home Loan Bank
Discount Notes
0.000% 8/01/24 111,984
450 Federal Home Loan Banks 1.000% 11/08/24 444,946
300 Federal Home Loan Banks 1.200% 12/23/24 295,212
TOTAL GOVERNMENT
AGENCY 1,245,808
TOTAL GOVERNMENT RELATED
(cost $1,245,004) 1,245,808
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. TREASURY - 4.0%
$ 200 United States Treasury Bill 0.000% 9/12/24 198,767
875 United States Treasury Bill 0.000% 6/12/25 839,814
TOTAL U.S. TREASURY
(cost $1,036,950) 1,038,581

Nuveen Ultra Short Income ETF (NUSB)
(continued)
Portfolio of Investments
July 31, 2024

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CERTIFICATE OF DEPOSIT - 0.8%
$ 100 HSBC Bank USA NA 5.980% 9/25/24 $ 100,044
100 BNP Paribas/New York NY 5.340% 10/08/24 99,965
TOTAL CERTIFICATE OF DEPOSIT
(cost $200,007) 200,009
TOTAL SHORT-TERM INVESTMENTS
(cost $14,182,662) 14,185,987
TOTAL INVESTMENTS (cost $24,114,478 ) - 93.6% 24,139,579
OTHER ASSETS & LIABILITIES, NET - 6.4% 1,653,125
NET ASSETS - 100% $ 25,792,704
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,566,737 or 6.5% of Total Investments.

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2024 NCPB NUAG NUSA NUHY NUBD
ASSETS
Long-term investments, at value
†‡
$ 39,946,840 $ 35,332,358 $ 31,835,634 $ 87,310,010 $ 363,608,700
Investments purchased with collateral from securities lending, at value
(cost approximates value) — 603,972 196,094 7,774,979 590,778
Cash 408,567 347,316 332,659 1,272,709 1,644,986
Receivables:
Interest 373,961 346,898 267,056 1,456,700 2,806,418
Investments sold — 764,449 1,305,118 3,455,339 3,507,639
Securities lending income — 261 58 2,516 209
Other 42,415 3,015 599 1,725 4,639
Total assets 40,771,783 37,398,269 33,937,218 101,273,978 372,163,369
LIABILITIES
Payables:
Management fees 10,184 5,857 4,086 22,169 45,642
Collateral from securities lending — 603,972 196,094 7,774,979 590,778
Interest 772 1,477 1,684 60,043 9,567
Investments purchased - regular settlement 202,080 954,828 1,300,906 4,190,947 2,782,423
Accrued expenses:
Professional fees — 524 501 1,557 4,486
Trustees fees 342 354 338 976 4,008
Other — 14,456 599 1,726 4,637
Total liabilities 213,378 1,581,468 1,504,208 12,052,397 3,441,541
Net assets $ 40,558,405 $ 35,816,801 $ 32,433,010 $ 89,221,581 $ 368,721,828
Shares outstanding 1,600,000 1,700,000 1,400,000 4,200,000 16,600,000
Net asset value ("NAV") per share $ 25 .35 $ 21 .07 $ 23 .17 $ 21 .24 $ 22 .21
NET ASSETS CONSIST OF:
Paid-in capital 40,053,663 64,198,098 34,718,044 103,051,988 405,336,466
Total distributable earnings (loss) 504,742 (28,381,297) (2,285,034) (13,830,407) (36,614,638)
Net assets $ 40,558,405 $ 35,816,801 $ 32,433,010 $ 89,221,581 $ 368,721,828
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
Long-term investments, cost $ 39,379,564 $ 36,776,358 $ 31,828,357 $ 87,408,285 $ 388,555,528
‡   Includes securities loaned of $ — $ 590,797 $ 191,735 $ 7,486,605 $ 574,282

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

July 31, 2024 NTZG NPFI NSCR NUSB
ASSETS
Long-term investments, at value
†
$ 6,394,463 $ 16,934,182 $ 5,272,861 $ 9,953,592
Short-term investments, at value
◊
— — — 14,185,987
Cash 45,427 66,458 416,331 2,425
Receivables:
Dividends 2,841 — 2,263 —
Interest — 248,386 — 137,701
Reclaims 1,175 — 71 —
Shares sold — — — 5,032,704
Other 146 36 — 20
Total assets 6,444,052 17,249,062 5,691,526 29,312,429
LIABILITIES
Payables:
Management fees 3,015 7,992 2,181 2,445
Interest — — — 20,226
Investments purchased - regular settlement — — — 3,496,876
Accrued expenses:
Professional fees 22 — 73 —
Trustees fees — 194 74 178
Other 84 — — —
Total liabilities 3,121 8,186 2,328 3,519,725
Net assets $ 6,440,931 $ 17,240,876 $ 5,689,198 $ 25,792,704
Shares outstanding 200,000 675,000 210,000 1,025,000
Net asset value ("NAV") per share $ 32 .20 $ 25 .54 $ 27 .09 $ 25 .16
NET ASSETS CONSIST OF:
Paid-in capital 5,008,860 17,004,229 5,271,227 25,681,483
Total distributable earnings (loss) 1,432,071 236,647 417,971 111,221
Net assets $ 6,440,931 $ 17,240,876 $ 5,689,198 $ 25,792,704
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
Long-term investments, cost $ 5,050,854 $ 16,671,482 $ 4,872,699 $ 9,931,816
◊
Short-term investments, cost $ – $ – $ – $ 14,182,662

Statement of Operations
See Notes to Financial Statements

Year Ended July 31, 2024 NCPB
1
NUAG NUSA NUHY NUBD
INVESTMENT INCOME
Interest 732,219 1,309,712 1,247,493 6,775,730 9,329,174
Securities lending income, net — 1,416 1,907 31,676 14,259
Total investment income 732,219 1,311,128 1,249,400 6,807,406 9,343,433
EXPENSES
Management fees 39,070 66,045 47,258 284,454 473,283
Professional fees — 1,136 1,129 3,332 9,652
Trustees fees 592 1,418 1,332 3,796 13,054
Total expenses 39,662 68,599 49,719 291,582 495,989
Net investment income (loss) 692,557 1,242,529 1,199,681 6,515,824 8,847,444
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (234,737) (637,931) (109,184) (2,285,495) (1,445,986)
In-kind redemptions — (323,169) (332,189) (1,296,682) (175,503)
Net realized gain (loss) (234,737) (961,100) (441,373) (3,582,177) (1,621,489)
Change in unrealized appreciation (depreciation) on:
Investments 567,276 1,942,257 970,403 6,476,442 9,442,435
Net change in unrealized appreciation (depreciation) 567,276 1,942,257 970,403 6,476,442 9,442,435
Net realized and unrealized gain (loss) 332,539 981,157 529,030 2,894,265 7,820,946
Net increase (decrease) in net assets from
operations $ 1,025,096 $ 2,223,686 $ 1,728,711 $ 9,410,089 $ 16,668,390

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended July 31, 2024 NTZG NPFI
1
NSCR
1
NUSB
1
INVESTMENT INCOME
Dividends $ 113,661 $ — $ 27,410 $ —
Interest 4,060 409,463 376 348,999
Foreign tax withheld on income (8,203) — — —
Total investment income 109,518 409,463 27,786 348,999
EXPENSES
Management fees 32,928 35,238 10,076 11,077
Professional fees 192 — 80 —
Trustees fees 197 320 119 308
Total expenses 33,317 35,558 10,275 11,385
Net investment income (loss) 76,201 373,905 17,511 337,614
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments 128,804 128 298 (3,996)
In-kind redemptions — — 4,571 —
Foreign currency transactions 416 — — —
Net realized gain (loss) 129,220 128 4,869 (3,996)
Change in unrealized appreciation (depreciation) on:
Investments 431,729 262,700 400,162 25,101
Foreign currency translations (11) — — —
Net change in unrealized appreciation (depreciation) 431,718 262,700 400,162 25,101
Net realized and unrealized gain (loss) 560,938 262,828 405,031 21,105
Net increase (decrease) in net assets from operations $ 637,139 $ 636,733 $ 422,542 $ 358,719
1 For the period March 5, 2024 (commencement of operations) through July 31, 2024.

Statement of Changes in Net Assets
See Notes to Financial Statements

NCPB NUAG
For the period
3/5/24
(commencement
of operations)
through 7/31/24
Year Ended
7/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 692,557 $ 1,242,529 $ 1,739,492
Net realized gain (loss) (234,737) (961,100) (21,475,106)
Net change in unrealized appreciation (depreciation) 567,276 1,942,257 13,208,165
Net increase (decrease) in net assets from operations 1,025,096 2,223,686 (6,527,449)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (497,480) (1,385,020) (2,043,070)
Total distributions (497,480) (1,385,020) (2,043,070)
FUND SHARE TRANSACTIONS
Subscriptions 40,030,789 12,312,988 6,326,238
Redemptions – (10,351,166) (129,921,150)
Net increase (decrease) from Fund share transactions 40,030,789 1,961,822 (123,594,912)
Net increase (decrease) in net assets 40,558,405 2,800,488 (132,165,431)
Net assets at the beginning of period – 33,016,313 165,181,744
Net assets at the end of period $ 40,558,405 $ 35,816,801 $ 33,016,313

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NUSA NUHY
Year Ended
7/31/24
Year Ended
7/31/23
Year Ended
7/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 1,199,681 $ 813,010 $ 6,515,824 $ 5,520,474
Net realized gain (loss) (441,373) (1,703,908) (3,582,177) (6,212,013)
Net change in unrealized appreciation (depreciation) 970,403 682,355 6,476,442 3,280,629
Net increase (decrease) in net assets from operations 1,728,711 (208,543) 9,410,089 2,589,090
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,275,430) (904,010) (6,599,640) (6,591,930)
Total distributions (1,275,430) (904,010) (6,599,640) (6,591,930)
FUND SHARE TRANSACTIONS
Subscriptions 11,382,469 22,913,450 16,620,534 12,451,730
Redemptions (20,491,350) (18,278,320) (33,252,640) (2,057,310)
Net increase (decrease) from Fund share transactions (9,108,881) 4,635,130 (16,632,106) 10,394,420
Net increase (decrease) in net assets (8,655,600) 3,522,577 (13,821,657) 6,391,580
Net assets at the beginning of period 41,088,610 37,566,033 103,043,238 96,651,658
Net assets at the end of period $ 32,433,010 $ 41,088,610 $ 89,221,581 $ 103,043,238

See Notes to Financial Statements

NUBD NTZG
Year Ended
7/31/24
Year Ended
7/31/23
Year Ended
7/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 8,847,444 $ 6,249,959 $ 76,201 $ 84,214
Net realized gain (loss) (1,621,489) (3,159,683) 129,220 (78,813)
Net change in unrealized appreciation (depreciation) 9,442,435 (11,799,112) 431,718 556,267
Net increase (decrease) in net assets from operations 16,668,390 (8,708,836) 637,139 561,668
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (10,481,530) (7,684,630) (87,940) (33,960)
Total distributions (10,481,530) (7,684,630) (87,940) (33,960)
FUND SHARE TRANSACTIONS
Subscriptions 102,065,429 55,017,630 – –
Redemptions (12,943,120) (22,156,440) – –
Net increase (decrease) from Fund share transactions 89,122,309 32,861,190 – –
Net increase (decrease) in net assets 95,309,169 16,467,724 549,199 527,708
Net assets at the beginning of period 273,412,659 256,944,935 5,891,732 5,364,024
Net assets at the end of period $ 368,721,828 $ 273,412,659 $ 6,440,931 $ 5,891,732

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NPFI NSCR NUSB
For the period
3/5/24
(commencement
of operations)
through 7/31/24
For the period
3/5/24
(commencement
of operations)
through 7/31/24
For the period
3/5/24
(commencement
of operations)
through 7/31/24
OPERATIONS
Net investment income (loss) $ 373,905 $ 17,511 $ 337,614
Net realized gain (loss) 128 4,869 (3,996)
Net change in unrealized appreciation (depreciation) 262,700 400,162 25,101
Net increase (decrease) in net assets from operations 636,733 422,542 358,719
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (180,000) – (247,498)
Return of capital (106,028) – –
Total distributions (286,028) – (247,498)
FUND SHARE TRANSACTIONS
Subscriptions 16,890,171 5,520,319 26,933,619
Redemptions – (253,663) (1,252,136)
Net increase (decrease) from Fund share transactions 16,890,171 5,266,656 25,681,483
Net increase (decrease) in net assets 17,240,876 5,689,198 25,792,704
Net assets at the beginning of period – – –
Net assets at the end of period $ 17,240,876 $ 5,689,198 $ 25,792,704

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NCPB
7/31/24(d)
$ 25.00 $ 0.53 $ 0.21 $ 0.74 $ (0.39) $ — $ — $ (0.39) $ 25.35 $ 25.35
NUAG
7/31/24
20.64 0.77 0.52 1.29 (0.86) — — (0.86) 21.07 21.09
7/31/23
22.02 0.75 (1.30) (0.55) (0.83) — — (0.83) 20.64 20.68
7/31/22
25.17 0.39 (3.01) (2.62) (0.53) — — (0.53) 22.02 22.09
7/31/21
26.08 0.33 (0.55) (0.22) (0.69) — — (0.69) 25.17 25.18
7/31/20
24.49 0.55 1.88 2.43 (0.84) — — (0.84) 26.08 26.05
NUSA
7/31/24
22.83 0.87 0.39 1.26 (0.92) — — (0.92) 23.17 23.21
7/31/23
23.48 0.56 (0.58) (0.02) (0.63) — — (0.63) 22.83 22.83
7/31/22
25.29 0.31 (1.62) (1.31) (0.50) — — (0.50) 23.48 23.52
7/31/21
25.61 0.34 (0.08) 0.26 (0.58) — — (0.58) 25.29 25.31
7/31/20
24.86 0.55 0.90 1.45 (0.70) — — (0.70) 25.61 25.69
NUHY
7/31/24
20.61 1.42 0.63 2.05 (1.42) — — (1.42) 21.24 21.28
7/31/23
21.48 1.13 (0.65) 0.48 (1.35) — — (1.35) 20.61 20.68
7/31/22
24.71 1.02 (3.04) (2.02) (1.21) — — (1.21) 21.48 21.63
7/31/21
24.43 1.04 0.47 1.51 (1.23) — — (1.23) 24.71 24.78
7/31/20(f)
25.00 0.93 (0.53) 0.40 (0.97) — — (0.97) 24.43 24.74
NUBD
7/31/24
21.87 0.61 0.46 1.07 (0.73) — — (0.73) 22.21 22.21
7/31/23
23.36 0.54 (1.36) (0.82) (0.67) — — (0.67) 21.87 21.90
7/31/22
26.29 0.41 (2.81) (2.40) (0.53) — — (0.53) 23.36 23.40
7/31/21
27.31 0.45 (0.92) (0.47) (0.55) — — (0.55) 26.29 26.30
7/31/20
25.36 0.55 2.04 2.59 (0.64) — — (0.64) 27.31 27.37
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period March 5, 2024 (commencement of operations) through July 31, 2024.
(e)
Annualized.
(f)
For the period September 25, 2019 (commencement of operations) through July 31, 2020.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
2 .99% 2 .99% $ 40,558 0 .30% (e) 5 .32% (e) 34%
6 .44 6 .38 35,817 0 .21 3 .76 48
( 2 .51 ) ( 2 .62 ) 33,016 0 .21 3 .58 54
( 10 .50 ) ( 10 .27 ) 165,182 0 .20 1 .65 81
( 0 .81 ) ( 0 .64 ) 173,676 0 .20 1 .32 235
10 .11 10 .19 80,845 0 .20 2 .21 208
5 .65 5 .81 32,433 0 .16 3 .81 37
( 0 .08 ) ( 0 .20 ) 41,089 0 .20 2 .43 78
( 5 .20 ) ( 5 .13 ) 37,566 0 .20 1 .27 77
1 .03 0 .80 40,456 0 .20 1 .33 46
5 .93 6 .15 35,854 0 .20 2 .20 51
10 .43 10 .25 89,222 0 .31 6 .87 43
2 .47 2 .07 103,043 0 .31 5 .50 44
( 8 .44 ) ( 8 .07 ) 96,652 0 .31 4 .42 56
6 .32 5 .25 96,378 0 .35 4 .14 65
1 .79 3 .02 56,195 0 .35 (e) 4 .55 (e) 47
5 .03 4 .88 368,722 0 .16 2 .80 13
( 3 .47 ) ( 3 .53 ) 273,413 0 .16 2 .47 14
( 9 .24 ) ( 9 .09 ) 256,945 0 .16 1 .64 45
( 1 .72 ) ( 1 .90 ) 262,884 0 .20 1 .69 33
10 .38 10 .51 147,489 0 .20 2 .07 18

Financial Highlights
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NTZG
7/31/24
$ 29.46 $ 0.38 $ 2.80 $ 3.18 $ (0.44) $ — $ — $ (0.44) $ 32.20 $ 32.35
7/31/23
26.82 0.42 2.39 2.81 (0.17) — — (0.17) 29.46 29.50
7/31/22(d)
25.04 0.02 1.76 1.78 — — — — 26.82 26.95
NPFI
7/31/24(f)
25.00 0.59 0.41 1.00 (0.29) — (0.17) (0.46) 25.54 25.63
NSCR
7/31/24(f)
25.00 0.08 2.01 2.09 — — — — 27.09 27.09
NUSB
7/31/24(f)
25.00 0.52 0.03 0.55 (0.39) — — (0.39) 25.16 25.16
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period June 23, 2022 (commencement of operations) through July 31, 2022.
(e)
Annualized.
(f)
For the period March 5, 2024 (commencement of operations) through July 31, 2024.

See accompanying notes to financial statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
10 .99% 11 .34% $ 6,441 0 .56% 1 .27% 22%
10 .54 10 .16 5,892 0 .56 1 .57 39
7 .09 7 .61 5,364 0 .55 (e) 0 .59 (e) 0
4 .05 4 .41 17,241 0 .55 (e) 5 .84 (e) 6
8 .33 8 .36 5,689 0 .46 (e) 0 .78 (e) 4
2 .22 2 .21 25,793 0 .17 (e) 5 .18 (e) 7

Notes to Financial Statements

1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Core Plus Bond ETF (NCPB), Nuveen Enhanced Yield U.S.
Aggregate Bond ETF (NUAG), Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High Yield Corporate Bond ETF (NUHY),
Nuveen ESG U.S. Aggregate Bond ETF (NUBD), Nuveen Global Net Zero Transition ETF (NTZG), Nuveen Preferred and Income ETF (NPFI), Nuveen
Sustainable Core ETF (NSCR), Nuveen Ultra Short Income ETF (NUSB) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NUAG, NUSA, NUHY and NUBD are listed and traded on the
NYSE Arca, while shares of NCPB, NTZG, NPFI, NSCR and NUSB are listed and traded on the NASDAQ Stock Market LLC. The NYSE Arca and the
NASDAQ Stock Market LLC are each an “Exchange”.
Current Fiscal Period:
The end of the reporting period for the Funds is July 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended July 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. For NUAG, NUSA, NUHY and NUBD, the Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (“TAL”), an affiliate of the Adviser, under which TAL manages the investment portfolios of the Funds. For
NCPB, NTZG, NPFI, NSCR and NUSB, the Adviser has entered into a sub-advisory agreement with Nuveen Asset Management , LLC (“NAM”), an affiliate of the Adviser, under which NAM manages the investment portfolio of the Fund. NAM and TAL are each a “Sub-Adviser”.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the Fund's investments in non-U.S. securities were as follows:

Notes to Financial Statements
(continued)
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes.
Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
NTZG Value
% of
Net Assets
Country:
Taiwan $ 417,767 6.5%
Japan 317,283 4.9
France 256,587 4.1
Australia 213,236 3.3
Denmark 190,973 2.9
Germany 152,080 2.4
India 93,730 1.4
Canada 93,187 1.5
China 87,558 1.4
Other 298,727 4.7
Total non-U.S. Securities $2,121,128 33.1%

dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NCPB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Securitized $ – $ 15,246,969 $ – $ 15,246,969
Corporate Debt – 15,161,808 – 15,161,808
U.S. Treasury – 7,825,612 – 7,825,612
Government Related – 1,712,451 – 1,712,451
Total $ – $ 39,946,840 $ – $ 39,946,840
a
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 15,204,553 $ – $ 15,204,553
U.S. Treasury – 9,845,954 – 9,845,954
Securitized – 6,866,902 – 6,866,902
Government Related – 3,414,949 – 3,414,949
Investments Purchased with Collateral from Securities
Lending 603,972 – – 603,972
Total $ 603,972 $ 35,332,358 $ – $ 35,936,330
a
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 19,840,866 $ – $ 19,840,866
Corporate Debt – 8,007,031 – 8,007,031
Securitized – 2,376,144 – 2,376,144
Government Related – 1,611,593 – 1,611,593
Investments Purchased with Collateral from Securities
Lending 196,094 – – 196,094
Total $ 196,094 $ 31,835,634 $ – $ 32,031,728
a
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 87,310,010 $ – $ 87,310,010
Investments Purchased with Collateral from Securities
Lending 7,774,979 – – 7,774,979
Total $ 7,774,979 $ 87,310,010 $ – $ 95,084,989
a

Notes to Financial Statements
(continued)
4. Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 155,608,968 $ – $ 155,608,968
Securitized – 99,039,056 – 99,039,056
Corporate Debt – 92,446,771 – 92,446,771
Government Related – 16,513,905 – 16,513,905
Investments Purchased with Collateral from Securities
Lending 590,778 – – 590,778
Total $ 590,778 $ 363,608,700 $ – $ 364,199,478
a
NTZG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,394,463 $ – $ – $ 6,394,463
Total $ 6,394,463 $ – $ – $ 6,394,463
a
NPFI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 10,647,900 $ – $ 10,647,900
Contingent Capital Securities – 5,783,746 – 5,783,746
Corporate Bonds – 502,536 – 502,536
Total $ – $ 16,934,182 $ – $ 16,934,182
a
NSCR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,272,861 $ – $ – $ 5,272,861
Total $ 5,272,861 $ – $ – $ 5,272,861
a
NUSB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 6,052,035 $ – $ 6,052,035
Securitized – 3,684,997 – 3,684,997
Government Related – 216,560 – 216,560
Short-Term Investments:
Corporate Debt – 6,653,533 – 6,653,533
Commercial Paper – 5,048,056 – 5,048,056
Government Related – 1,245,808 – 1,245,808
U.S. Treasury – 1,038,581 – 1,038,581
Certificate of Deposit – 200,009 – 200,009
Total $ – $ 24,139,579 $ – $ 24,139,579
a

of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NUAG Corporate Debt $590,797 $ 603,972
NUSA Corporate Debt $149,355 $152,782
Government Related 42,380 43,312
Total $191,735 $196,094
NUHY Corporate Debt $7,486,605 $7,774,979
NUBD Corporate Debt $549,207 $565,148
Government Related 25,075 25,630
Total $574,282 $590,778
Purchases Sales
Fund
Non-U.S.
Government
Purchases
U.S. Government
and Agency
Obligations
Non-U.S.
Government
Sales
U.S. Government
and Agency
Obligations
NCPB $ 30,990,475 $ 22,476,482 $ 3,554,837 $ 10,587,633
NUAG 8,761,516 9,951,011 6,893,183 9,737,539
NUSA 3,153,299 9,201,612 2,593,149 10,089,100
NUHY 42,944,700 — 45,020,072 —
NUBD 18,258,780 55,632,213 11,794,831 33,471,499
NTZG 1,548,358 — 1,433,286 —
NPFI 17,971,675 — 1,047,515 —
NSCR 245,445 — 593,034 —
NUSB 12,167,795 142,276 951,914 —
Fund
In-Kind
Purchases
In-Kind
Sales
NCPB $ — $ —
NUAG 10,365,252 10,070,052
NUSA 9,976,751 18,601,216
NUHY 17,065,359 32,853,480
NUBD 69,248,582 6,127,905
NTZG — —
NPFI — —
NSCR 5,466,446 251,027
NUSB — —

Notes to Financial Statements
(continued)
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
NCPB NUAG NUSA
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Year Ended
7/31/24
Year Ended
7/31/23
Year Ended
7/31/24
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 1,600,000 $40,030,789 600,000 $12,312,988 300,000 $6,326,238 500,000 $11,382,469
Redemptions – – (500,000) (10,351,166) (6,200,000) (129,921,150) (900,000) (20,491,350)
Net increase (decrease) 1,600,000 $40,030,789 100,000 $1,961,822 (5,900,000) $(123,594,912) (400,000) $(9,108,881)
NUSA NUHY NUBD
Year Ended
7/31/23
Year Ended
7/31/24
Year Ended
7/31/23
Year Ended
7/31/24
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 1,000,000 $22,913,450 800,000 $16,620,534 600,000 $12,451,730 4,700,000 $102,065,429
Redemptions (800,000) (18,278,320) (1,600,000) (33,252,640) (100,000) (2,057,310) (600,000) (12,943,120)
Net increase (decrease) 200,000 $4,635,130 (800,000) $(16,632,106) 500,000 $10,394,420 4,100,000 $89,122,309
NUBD NTZG NPFI
Year Ended
7/31/23
Year Ended
7/31/24
Year Ended
7/31/23
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 2,500,000 $55,017,630 – $– – $– 675,000 $16,890,171
Redemptions (1,000,000) (22,156,440) – – – – – –
Net increase (decrease) 1,500,000 $32,861,190 – $– – $– 675,000 $16,890,171

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, distribution reallocations, foreign currency transactions, paydowns, redemptions in-kind, and return of capital and long-term capital gain distributions received from portfolio investments. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
NSCR NUSB
For the period
3/05/24
(commencement of
operations)
through 7/31/24
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Shares Amount Shares Amount
Subscriptions 220,000 $5,520,319 1,075,000 $26,933,619
Redemptions (10,000) (253,663) (50,000) (1,252,136)
Net increase (decrease) 210,000 $5,266,656 1,025,000 $25,681,483
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NCPB $ 39,387,495 $ 609,735 $ (50,390) $ 559,345
NUAG 37,693,747 424,287 (2,181,704) (1,757,417)
NUSA 32,100,646 258,372 (327,291) (68,919)
NUHY 95,850,688 1,503,978 (2,269,677) (765,699)
NUBD 392,229,093 2,345,996 (30,375,611) (28,029,615)
NTZG 5,059,076 1,499,664 (164,266) 1,335,398
NPFI 16,697,535 273,252 (36,605) 236,647
NSCR 4,872,581 477,227 (76,947) 400,280
NUSB 24,116,719 27,205 (4,345) 22,860
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NCPB
$ 185,912 $ — $ 559,345 $ (240,515) $ — $ — $ 504,742
NUAG
165,652 — (1,757,417) (26,789,532) — — (28,381,297)
NUSA
125,722 — (68,919) (2,341,837) — — (2,285,034)
NUHY
548,200 — (765,699) (13,612,908) — — (13,830,407)
NUBD
900,612 — (28,029,615) (9,485,635) — — (36,614,638)
NTZG
50,483 46,190 1,335,398 — — — 1,432,071
NPFI
— — 236,647 — — — 236,647
NSCR
17,682 9 400,280 — — — 417,971
NUSB
92,679 — 22,860 (4,318) — — 111,221

Notes to Financial Statements
(continued)
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
7/31/24 7/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
NUAG
$ 1,385,020 $ — $ — $ 2,043,070 $ — $ —
NUSA
1,275,430 — — 904,010 — —
NUHY
6,599,640 — — 6,591,930 — —
NUBD
10,481,530 — — 7,684,630 — —
NTZG
87,940 — — 33,960 — —
For the Period
3/05/24
(commencement of operations)
through
7/31/24
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
NCPB $497,480 $– $—
NPFI 180,000 – 106,028
NSCR – – —
NUSB 247,498 – —
Fund
Short-Term Long-Term Total
NCPB
$ 240,515 $ — $ 240,515
NUAG
20,598,073 6,191,459 26,789,532
NUSA
554,944 1,786,893 2,341,837
NUHY
5,037,819 8,575,089 13,612,908
NUBD
4,135,619 5,350,016 9,485,635
NTZG
— — —
NPFI
— — —
NSCR
— — —
NUSB
4,318 — 4,318
Fund
Utilized
NCPB
$ —
NUAG
—
NUSA
—
NUHY
—
NUBD
—
NTZG
82,685
NPFI
—
NSCR
—
NUSB
—

8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is
compensated for its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other
expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates:
NTZG is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen was as follows:
Fund Management Fee
NCPB 0.30%
NUAG 0.20
NUSA 0.15
NUHY 0.30
NUBD 0.15
NTZG 0.55
NPFI 0.55
NSCR 0.45
NUSB 0.17
Fund
Nuveen
Owned Shares
NCPB
— %
NUAG
—
*
NUSA
—
NUHY
—
NUBD
—
NTZG
—
NPFI
—
NSCR
—
NUSB
—
* Value rounded to zero.

Notes to Financial Statements
(continued)
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
9. Subsequent Events
On August 21, 2024, the Board of Trustees approved the liquidation of NTZG, effective October 22, 2024.
Fund
TIAA
Owned Shares
NCPB
75%
NUAG
6
NUSA
—
NUHY
14
NUBD
—
NTZG
93
NPFI
94
NSCR
95
NUSB
—

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NCPB $ —
NUAG —
NUSA —
NUHY —
NUBD —
NTZG —
NPFI —
NSCR —
NUSB —
Fund Percentage
NCPB
– %
NUAG
–
NUSA
–
NUHY
–
NUBD
–
NTZG
47 .6
NPFI
–
NSCR
–
NUSB
–
Fund Percentage
NCPB
– %
NUAG
–
NUSA
–
NUHY
–
NUBD
–
NTZG
100 .0
NPFI
–
NSCR
–
NUSB
–

Important Tax Information
(Unaudited) (continued)
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
NCPB
1
— % 100.0%
NUAG
100.0 52.9
NUSA
92.8 72.9
NUHY
61.2 98.0
NUBD
100.0 76.0
NTZG
— —
NPFI
1
— 85.3
NSCR
1
— —
NUSB
1
— 91.0
1
For the period March 5, 2024 (commencement of operations) through July 31, 2024.
Fund Percentage
NCPB
– %
NUAG
100 .0
NUSA
100 .0
NUHY
100 .0
NUBD
100 .0
NTZG
–
NPFI
–
NSCR
–
NUSB
–

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The Special Meeting of Shareholders (the “Meeting”) was held on November 20, 2023, for Nushares ETF Trust. At the Meeting, the shareholders were asked to elect Board members. There were no broker non-votes.

Approval of the Board Members was reached as follows:	Nushares ETF Trust
Joseph A. Boateng
Votes For	231,658,828
Votes Withheld	1,776,304
Total	233,435,132
Michael A. Forrester
Votes For	231,480,452
Votes Withheld	1,954,680
Total	233,435,132
Thomas J. Kenny
Votes For	231,469,963
Votes Withheld	1,965,169
Total	233,435,132
Amy B. R. Lancellotta
Votes For	231,359,871
Votes Withheld	2,075,261
Total	233,435,132
Joanne T. Medero
Votes For	231,334,099
Votes Withheld	2,101,033
Total	233,435,132
Albin F. Moschner
Votes For	231,007,039
Votes Withheld	2,428,093
Total	233,435,132
John K. Nelson
Votes For	229,951,286
Votes Withheld	3,483,846
Total	233,435,132
Loren M. Starr
Votes For	231,498,821
Votes Withheld	1,936,311
Total	233,435,132
Matthew Thornton III
Votes For	230,995,832
Votes Withheld	2,439,300
Total	233,435,132
Terence J. Toth
Votes For	230,107,507
Votes Withheld	3,327,625
Total	233,435,132
Margaret L. Wolff
Votes For	231,350,396
Votes Withheld	2,084,736
Total	233,435,132
Robert L. Young
Votes For	230,988,980
Votes Withheld	2,446,152
Total	233,435,132

Board members whose term of office continued after the Meeting because they were not up for election are Jack B. Evans and William C. Hunter.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Core Plus Bond ETF

Nuveen Enhanced Yield U.S. Aggregate Bond ETF

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF

Nuveen ESG High Yield Corporate Bond ETF

Nuveen ESG U.S. Aggregate Bond ETF

Nuveen Global Net Zero Transition ETF

Nuveen Preferred and Income ETF

Nuveen Sustainable Core ETF

Nuveen Ultra Short Income ETF

The Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”) is responsible for determining whether to initially approve or, after an initial term, to renew, the advisory arrangements of the funds comprising the Trust. A discussion of the Board’s most recent approval of the renewal of the advisory arrangements of Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF, Nuveen ESG U.S. Aggregate Bond ETF and Nuveen Global Net Zero Transition ETF is set forth in Part I below. The advisory arrangements of Nuveen Core Plus Bond ETF, Nuveen Preferred and Income ETF, Nuveen Sustainable Core ETF and Nuveen Ultra Short Income ETF have not yet been up for renewal, and a discussion of the Board’s initial approval of the advisory arrangements of such funds is set forth in Part II below. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable.

PART I

Nuveen Enhanced Yield U.S. Aggregate Bond ETF

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF

Nuveen ESG High Yield Corporate Bond ETF

Nuveen ESG U.S. Aggregate Bond ETF

Nuveen Global Net Zero Transition ETF

The Approval Process

At meetings held on April 18 and 19, 2024 (for purposes of this Part I, the “Meeting”), the Board approved, for each of Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF, Nuveen ESG U.S. Aggregate Bond ETF and Nuveen Global Net Zero Transition ETF (for purposes of this Part I, collectively, the “Funds” and each a “Fund”), the renewal of the investment management agreement (for purposes of this Part I, each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (for purposes of this Part I, “NFAL”; NFAL is an “Adviser”), pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each respective Fund, the Board approved the renewal of the sub-advisory agreement (for purposes of this Part I, each a “Sub-Advisory Agreement”) with (a) in the case of Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF, Teachers Advisors, LLC (“TAL”), pursuant to which TAL serves as the sub-adviser to such Fund; and (b) in the case of Nuveen Global Net Zero Transition ETF, Nuveen Asset Management, LLC (for purposes of this Part I, “NAM,” and TAL and NAM are each a “Sub-Adviser”), pursuant to which NAM serves as the sub-adviser to such Fund. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. For purposes of this Part I, the Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Advisers are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by TAL (collectively referred to as the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL, in addition to serving as the sub-adviser to certain Nuveen funds (including certain of the Funds), serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub- Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Advisers in providing services to the applicable Fund(s).

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management

2

businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As each Fund is an exchange-traded fund (each an “ETF”), such services also include, but are not limited to, performance monitoring and assessment, evaluating tax efficiencies consistent with portfolio management, reviewing tracking error and analyzing secondary market dynamics. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Advisers and considered that each Sub-Adviser and its investment personnel generally are responsible for the management of each applicable Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of each Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, net asset value performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods). The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/ or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the funds as low, medium or high, subject to an exception with respect to those funds that are Nuveen ETFs designed to track the performance of a specified index (an “Underlying Index”; each such Nuveen ETF is an “Index ETF”). In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

With respect to the Funds, the Board considered that Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF were Index ETFs, and Nuveen Global Net Zero Transition ETF was actively managed.

With respect to the relative benchmark performance for Index ETFs, the Board considered, among other things, the Index ETF’s performance in comparison to the performance of its Underlying Index and a broad-based index from which the Underlying Index is generally derived, the performance of the Underlying Index compared to such broad-based index over the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 (or such shorter periods for funds that did not exist during those time frames), each Index ETF’s tracking error over various periods and certain peer rankings. However, given the Index ETFs’ investment objective of seeking investment results that correspond generally to the performance of their respective Underlying Index, the Board considered that the extent to which an Index ETF tracked its benchmark was of greater relevance in assessing the performance of these funds and therefore placed more emphasis on the tracking error and correlation data.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

4

•

For Nuveen Enhanced Yield U.S. Aggregate Bond ETF, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the first quartile of its Performance Peer Group for the one-year period, third quartile for the three-year period and second quartile for the five-year period ended December 31, 2023. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen ESG High Yield Corporate Bond ETF, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one- and three-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year periods and third quartile for the one-year periods ended December 31, 2023 and March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen ESG U.S. Aggregate Bond ETF, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Global Net Zero Transition ETF, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2024. The Board took into account management’s analysis of the Fund’s performance, including the factors that contributed to or detracted from performance and the improved relative performance in the first quarter of 2024. The Board further considered that the Fund was relatively new with performance history too short to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a fund’s management fee and net total expense ratio in light of the fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the funds, the Board Members also reviewed the management fee schedules. With respect to the Funds, the Board considered that the Funds pay NFAL a single, all-inclusive (or unified) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Unlike the typical fee arrangements of other funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, Nuveen ETFs, such as the Funds, pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board considered that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. Accordingly, as part of the Board’s analysis of the fee level of each Nuveen ETF, the Board Members reviewed, among other things, the unified management fee compared to the contractual and actual management fees of its respective Expense Group and Expense Universe, as well as the fund’s net total expense ratio compared to the net total expense ratio of its respective Expense Group and Expense Universe.

With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to each Sub-Adviser is the responsibility of NFAL, not the applicable Fund(s).

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

•

For Nuveen Enhanced Yield U.S. Aggregate Bond ETF, although the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Universe, each ranked in the second quartile of its Expense Group. In addition, the Fund’s actual management fee rate and net total expense ratio matched the Expense Group median.

•

For Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and third quartile of its Expense Group, respectively. In addition, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were each generally in-line with the Expense Group median.

•

For Nuveen ESG High Yield Corporate Bond ETF, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median. The Fund’s unified management fee also was reduced in September 2021.

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•

For Nuveen ESG U.S. Aggregate Bond ETF, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the second quartile of its Expense Group. In addition, although the Fund’s net total expense ratio ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate and actual management fee rate ranked in the third quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were each generally in-line with the Expense Group median. The Fund’s unified management fee also was reduced in September 2021.

•

For Nuveen Global Net Zero Transition ETF, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds, including the Index ETFs, also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub- advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its ETF product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of each Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, with respect to NAM, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after- tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for NAM for the calendar years ending December 31, 2023 and December 31, 2022. With respect to TAL, the Board Members reviewed, among other things, the revenues, expenses and net operating income for its advisory services to the Nuveen ETFs and Nuveen closed-end funds it sub- advises for the 2023 and 2022 calendar years.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Advisers received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. In this regard, the Board considered that, with respect to the Nuveen funds generally, although the management fee of NFAL typically was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules. The Board considered that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Board Members considered that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. The Board Members further considered that the Nuveen ETFs do not participate in the complex-level fee program.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

8

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. In addition, the Board Members considered that the Adviser and Sub-Advisers may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or applicable Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable Fund(s) were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

PART II

Nuveen Core Plus Bond ETF

Nuveen Preferred and Income ETF

Nuveen Sustainable Core ETF

Nuveen Ultra Short Income ETF

The Approval Process

At the meeting held on February 27-29, 2024 (for purposes of this Part II, the “Meeting”), the Board considered and approved for each of Nuveen Core Plus Bond ETF (for purposes of this Part II, the “Core Plus Bond Fund”), Nuveen Preferred and Income ETF (for purposes of this Part II, the “Preferred and Income Fund”), Nuveen Sustainable Core ETF (for purposes of this Part II, the “Sustainable Core Fund”) and Nuveen Ultra Short Income ETF (for purposes of this Part II, the “Ultra Short Income Fund” and, together with the Core Plus Bond Fund, Preferred and Income Fund and Sustainable Core Fund, the “Funds” and each, a “Fund”), each a series of the Trust, the investment management agreement (for purposes of this Part II, each, an “Investment Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (for purposes of this Part II, the “Adviser”) serves as investment adviser to such Fund and the investment sub-advisory agreement (for purposes of this Part II, each, a “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (for purposes of this Part II, the “Sub-Adviser”) serves as investment sub-adviser to such Fund. For purposes of this Part II, the Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” In addition, for purposes of this Part II, the Investment Management Agreements and the Sub-Advisory Agreements are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.” The Board Members oversee both a group of funds advised by the Adviser (the “Nuveen funds”) and a group of funds advised by Teachers Advisors, LLC (“TAL” and such funds, the “TC funds”), an affiliate of the Adviser, as the result of a consolidation of the boards of the Nuveen funds and the TC funds that became effective in January 2024.

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Board Members had received, in adequate time in advance of the Meeting and/or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser;

•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);

•	the proposed unified fee structure for the Funds, including comparisons of each Fund’s proposed unified fee with the net expense ratios of comparable funds; and

•	the soft dollar practices of the Fund Adviser, if any.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/ or at prior meetings, the Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the Advisory Agreements. As outlined in more detail below, the Board Members considered various factors they believed relevant with respect to the Funds. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. As applicable, the Board Members also considered information they had received in their capacity as trustees or directors of other registered investment companies advised by the Fund Advisers.

A. Nature, Extent and Quality of Services

The Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Board meets regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, Board Members may have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.

The Board Members considered information about the structure, investment objective, investment strategy and other characteristics of each Fund and considered that in contrast to certain other exchange-traded funds (“ETFs”) advised by the Adviser, which seek to track the investment results of a specified underlying index (referred to as “Index ETFs”), each Fund would be actively managed.

At the Meeting and/or at prior meetings, the Board Members reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the Nuveen funds (as applicable) and are expected to provide to the Funds; and the experience of the respective Fund Adviser. Further, at the Meeting and/or at prior meetings, with respect to each Fund, the Board Members have evaluated the background and experience of the relevant investment personnel.

The Board has considered that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board has considered the Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. At the Meeting and/or at prior meetings, the Board received and considered information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.

Given the Nuveen funds operate in a highly regulated industry, the Board has further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board has considered that such services have included, but are not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests.

In addition to the above functions, the Board has considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services.

The Board Members considered that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Funds. In addition, the Board Members considered the experience and expertise of the applicable investment team expected to manage each Fund.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services expected to be provided to the respective Fund under each applicable Advisory Agreement.

B. Investment Performance

Each Fund was new and, therefore, did not have its own performance history. The Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser. In addition, the Board Members were aware that the portfolio management team expected to manage the Preferred and Income Fund also managed a mutual fund advised by the Adviser that utilized an investment process that was generally comparable in certain respects to that anticipated for such Fund, and the portfolio management team expected to manage the Core Plus Bond Fund managed a mutual fund advised by TAL that utilized an investment process that was generally comparable in certain respects to that anticipated for such Fund (each of the foregoing mutual funds, a “Comparable Mutual Fund”). The Board Members reviewed certain historical performance-related data pertaining to each Comparable Mutual Fund. Further, with respect to each Fund, the Board Members reviewed certain historical performance-related data pertaining to various unaffiliated ETFs (and, in the case of the Sustainable Core Fund, unaffiliated mutual funds) that, based on information provided by the Adviser, were generally comparable in certain respects to the Fund.

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C. Fees, Expenses and Profitability

1.	Fees and Expenses

In evaluating the management fees and expenses that each Fund was expected to bear, the Board Members considered that each Fund would pay the Adviser a single, all-inclusive (or unified) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Unlike the typical fee arrangements of other funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, the Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). In this regard, the Board Members were provided with estimates of each Fund’s anticipated operating expenses as well as a description of the expenses excluded from the unified fee. In considering the proposed unified fee structure, the Board Members considered that the Adviser would generally bear the risk that certain of the Funds’ operating expenses would increase (but would also benefit if such expenses decrease) and the degree of expense stability that would be afforded to the Funds’ shareholders.

In their review, with respect to each Fund, the Board Members considered, among other things, the Fund’s proposed unified fee compared to expense data relating to the actively managed ETFs included in an anticipated peer group (each, a “Peer Group”). Because each Fund will pay a unified fee, the Board determined that net expense ratios were the most relevant comparative data point. With respect to each Fund, the Board Members considered the range of net expense ratios as well as the average net expense ratio of the ETFs comprising the applicable Peer Group. With respect to each Fund, the Board Members also considered the quartile of the Peer Group in which the Fund was expected to be ranked, based on its expected net expense ratio (with the first quartile representing the range of funds with the lowest net expense ratio and the fourth quartile representing the range of funds with the highest net expense ratio). In addition, with respect to each Fund, the Board Members reviewed expense data relating to a subset of the ETFs in the applicable Peer Group that the Adviser viewed as most relevant to the Fund (each such ETF, a “Comparable Active ETF”). This data included, among other things, for each Comparable Active ETF, its net expense ratio, its assets under management, and, to the extent available, a list of expenses excluded from its unified fee. With respect to the Preferred and Income Fund and the Core Plus Bond Fund, the Board Members also reviewed information regarding the management fee and net expense ratio of the corresponding Comparable Mutual Fund. Further, the Board Members considered the proposed sub-advisory fee for each Fund, which will be paid by the Adviser out of its unified fee.

Based on its review of the fee and expense information provided, the Board Members determined that each Fund’s proposed management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.

2.	Comparisons with the Fees of Other Clients

The Board has considered, at the Meeting and/or at prior meetings, that the Fund Advisers provide services to various types of clients. In this regard, the Board has considered information regarding the fee rates that the respective Fund Advisers charge to certain other types of clients and the types of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include: retail and institutional managed accounts sub-advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board has further considered that the Adviser also advises, and the Sub-Adviser sub-advises, certain additional ETFs sponsored by Nuveen. The Board considered that the Sub-Adviser is an affiliated sub-adviser and, with respect to affiliated sub-advisers, has reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board has also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In considering the comparative fee data, the Board has considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board has considered that the Index ETFs are passively managed compared to the active management of other Nuveen funds, which has also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board has considered the wide range of services in addition to investment management that the Adviser provides to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board has further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board has considered that the varying levels of fees are justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In conjunction with their review of fees, at the Meeting and/or at prior meetings, the Board Members have considered profitability and other financial data for Nuveen, including estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of certain other asset management firms. Such profitability information has included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Board Members have also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board has considered the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.

In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Board Members have considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board has reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.

In addition, the Board has considered certain comparative operating margin data. In this regard, the Board has reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board has considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board has also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Board Members have considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from Nuveen’s profitability, the Board has considered that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA. The Board has considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also considered the reinvestments Nuveen, its parent and/or other affiliates have made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.

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In addition to Nuveen, the Board Members have considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members have reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Board Members have also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2022 and December 31, 2021.

In evaluating the reasonableness of the compensation, the Board Members have also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.

Based on its consideration of the information provided, the Board was satisfied that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services to be provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether the Funds could be expected to benefit from any economies of scale. The Board has considered that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the Nuveen funds for the fees paid. The Board has considered that with respect to the Nuveen funds generally, although the management fee of the Adviser is typically comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules and do not participate in the complex-level fee program. Similarly, the Funds will not have breakpoint schedules, participate in the complex-level fee program or have expense limitation agreements given that, as described above, the Adviser will generally pay the operating expenses of each Fund (subject to certain exceptions) under the unified fee structure. The Board also considered that the Adviser would benefit from any reduction in fixed costs associated with the management of the Funds, but that the unified fee schedule provides shareholders with a level of certainty of the expenses of a Fund. Further, the Board Members considered that the Funds’ unified fee structure generally provides inherent economies of scale because a Fund would maintain a relatively fixed fee over a given time period even if its assets declined and/or operating expenses rose. The Board Members also considered the Adviser’s representation that the Funds were being priced using an at-scale approach.

Based on its review, with respect to each Fund, the Board was satisfied that the proposed fee arrangements would appropriately share any economies of scale with the Fund’s shareholders.

E. Indirect Benefits

At the Meeting and/or prior meetings, the Board Members have received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Board Members have considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective Nuveen funds to obtain research and other services for any or all of their clients, although the Board Members have also considered reimbursements of such costs by the Adviser and/or Sub- Adviser.

Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services expected to be provided.

F. Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. With respect to each Fund, the Board Members concluded that the terms of the applicable Investment Management Agreement and Sub-Advisory Agreement were reasonable, that the Fund Advisers’ fees were reasonable in light of the services expected to be provided to the Fund, and that the applicable Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: March 28, 2025	By:	/s/ Briton Ryan
Briton Ryan Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2025	By:	/s/ Briton Ryan
Briton Ryan Chief Administrative Officer (principal executive officer)

Date: March 28, 2025	By:	/s/ Marc Cardella
Marc Cardella Vice President and Controller (principal financial officer)